UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number	811-21237

Unified Series Trust

(Exact name of registrant as specified in charter)

2960 N. Meridian St.

Indianapolis, IN	46208
(Address of principal executive offices)	(Zip code)

William J. Murphy

Unified Fund Services, Inc.

2960 N. Meridian St. Suite 300

Indianapolis, IN 46208

(Name and address of agent for service)

Registrant's telephone number, including area code:	317-917-7000

Date of fiscal year end:	11/30

Date of reporting period:	05/31/2008

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

Semi-Annual Report

May 31, 2008

(Unaudited)

Fund Adviser:

Pekin Singer Strauss Asset Management

21 S. Clark Street, Suite 3325

Chicago, IL 60603

Toll Free (800) 470-1029

Dear Shareholder:

Over the past six months, short-term economic fundamentals have deteriorated considerably. With housing prices weakening, credit contracting, and oil prices sharply increasing, we expect to see further declines in consumer discretionary spending and continued pressure on corporate profit margins.

In the face of a dreary economic outlook, we believe the Appleseed Fund is well-positioned. The Fund’s investments in defensive industries such as food, healthcare, and post-secondary education represent over 40% of the portfolio. We are continuing to search for well-managed companies priced attractively in these sectors where revenues and profits should hold up relatively well in a recessionary environment. In addition, we are investing in high-yielding agency mortgage REITs, where earnings and dividends should be quite healthy given the steepness of the interest rate yield curve. Annaly and Anworth, in particular, represent stocks trading at only a slight premium to net asset value while generating a dividend yield of 10%+. Finally, the Fund has a 10% cash position which will allow us to take advantage of opportunities as they arise in the current volatile environment. Since the Appleseed Fund’s inception in December 2006, the Fund has underperformed the market by 2.13% due to enormous market strength in the mining and energy sectors (where the Fund has virtually no exposure) and market weakness almost everywhere else. Companies with significant exposure to mining and energy tend not to meet our social screen and, at today’s prices, tend not to meet our valuation screen, either. Our style as value investors is not to chase momentum-oriented performance; instead we spend our time searching for bargains in underappreciated sectors and underappreciated companies. Nevertheless, during the first six months of this fiscal year, the Appleseed Fund generated a positive total return of 1.42%, exceeding the total return of the S&P 500 Index of minus 4.47%. Given the weakness in the overall market and the Fund’s lack of mining and energy holdings, we are pleased with the Fund’s recent results.

The strongest contributors to the Fund’s performance over the past six months were Annaly Capital Management, Inc. (NLY), Anworth Mortgage Asset Corp. (ANH), John B. Sanfilippo & Son, Inc. (JBSS), and Hanesbrands, Inc. (HBI):

•

As expected, the Fed cut the federal funds rate significantly over the past six months, decreasing the cost of borrowing for both Annaly and Anworth. As a result, the net interest spread for both companies expanded, driving an increase in earnings and increases in the dividend. In the midst of the Bear Stearns crisis in March, which caused panic across the market and especially among financials, we added to our position in Annaly and initiated a position in Anworth. Dividends from these two holdings have contributed greatly to the overall dividend yield of the Fund’s portfolio, which now exceeds 3%.

•	John B. Sanfilippo is a manufacturer of nuts, which it markets under the Fisher brand and under various private label brands. Now that management has largely completed its facility consolidation

www.appleseedfund.com	(800) 470-1029

project, we are just beginning to see the earnings power of the company surface. In the most recent quarter, the company reported a record (adjusted) gross profit margin. In addition, the company refinanced its debt by mortgaging its real estate assets; it is now paying a lower interest rate. In our opinion, management has created significant value for shareholders over the past few years by shedding unprofitable business lines and unprofitable products, by simplifying the company’s supply chain, by consolidating its six Chicago plants into one, more efficient facility and by recapitalizing the balance sheet.

•

We purchased Hanesbrands last year expecting that management would increase the company’s profit margins after the spin-off from Sara Lee by investing in an attractive business that had previously been neglected. The stock price of Hanesbrands increased very quickly above our estimate of intrinsic value, and we took advantage of the attractive price and sold our position.

The most significant detractor to the Fund’s performance over the past six months was American International Group, Inc. (AIG). We underestimated the effect that the weak housing market would have on AIG’s balance sheet and we overestimated the capital position of the company. After the most recent quarter’s weak results, we reduced our estimate of AIG’s intrinsic value, although the company’s stock price declined even faster than our intrinsic value estimate. We continue to own AIG, but we trimmed the Fund’s position due to the risk of further share dilution.

During the past six months, we have been active buyers in the market, adding several new holdings to the portfolio, including Schering-Plough Corp. (SGP), Cintas Corp. (CTAS), ICT Group, Inc. (ICTG) and KKR Financial Holdings LLC (KFN). Among these, our largest position is Schering-Plough, a pharmaceutical company which has a strong new product pipeline, minimal patent expirations during the next few years and a strong management team.

We appreciate your continued trust and your investment in the Appleseed Fund.

Sincerely,

Ronald Strauss, CFA	Richard Singer, CFA	Adam Strauss, CFA

William Pekin, CFA	Joshua Strauss, CFA

www.appleseedfund.com	(800) 470-1029

Investment Results – (Unaudited)

The performance quoted represents past performance, which does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by calling 1-800-470-1029.

*	Return figures reflect any change in price per share and assume the reinvestment of all distributions.

** Since inception returns are reported as average annual rates.

*** The S&P 500 Index is a widely recognized unmanaged index of equity prices and is representative of a broader market and range of securities than is found in the Fund’s portfolio. The Index is an unmanaged benchmark that assumes reinvestment of all distributions and excludes the effect of taxes and fees. Individuals cannot invest directly in this Index; however, an individual can invest in exchange traded funds or other investment vehicles that attempt to track the performance of a benchmark index.

The Fund’s investment objectives, risks, charges and expenses must be considered carefully before investing. The prospectus contains this and other important information about the investment company and may be obtained by calling the same number as above. Please read it carefully before investing. The Fund is distributed by Unified Financial Securities, member FINRA.

www.appleseedfund.com	(800) 470-1029

The chart above assumes an initial investment of $10,000 made on December 8, 2006 (commencement of Fund operations) and held through May 31, 2008. The S&P 500 Index is a widely recognized unmanaged index of equity prices and is representative of a broader market and range of securities than is found in the Fund’s portfolio. Individuals cannot invest directly in the Index; however, an individual can invest in exchange traded funds or other investment vehicles that attempt to track the performance of a benchmark index. THE FUND’S RETURN REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. The returns shown do not reflect deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Investment returns and principal values will fluctuate so that your shares, when redeemed, may be worth more or less than their original purchase price.

Current performance may be lower or higher than the performance data quoted. For more information on the Fund, and to obtain performance data current to the most recent month end, please call 1-800-470-1029. The Fund’s investment objectives, risks, charges and expenses must be considered carefully before investing. The prospectus contains this and other important information about the investment company and may be obtained by calling the same number as above. Please read it carefully before investing.

The Fund is distributed by Unified Financial Securities, Inc., member FINRA.

Fund Holdings– (Unaudited)

1As a percentage of net assets.

The Appleseed Fund invests primarily in a portfolio of equity securities of companies that are undervalued in the opinion of the Fund’s adviser, Pekin Singer Strauss Asset Management.

Availability of Portfolio Schedule– (Unaudited)

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available at the SEC’s website at www.sec.gov. The Fund’s Forms N-Q may be reviewed and copied at the Public Reference Room in Washington DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Summary of Fund’s Expenses– (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs (such as short-term redemption fees); and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from December 1, 2007 to May 31, 2008.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.60), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Expenses shown are meant to highlight your ongoing costs only and do not reflect any transactional costs such as the redemption fee imposed on short-term redemptions. The second line of the table below is useful in comparing ongoing costs only and will not help you determine the relative costs of owning different funds. If incurred, the short-term redemption fee imposed by the Fund would increase your expenses.

Appleseed Fund	Beginning Account Value December 1, 2007	Ending Account Value May 31, 2008	Expenses Paid During Period December 1, 2007 to May 31, 2008 *
Actual	$1,000.00	$1,014.16	$4.53
Hypothetical ** (5% return before expenses)	$1,000.00	$1,020.50	$4.54

*Expenses are equal to the Fund’s annualized expense ratio of 0.90%, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the partial year period).

** Assumes a 5% return before expenses.

Appleseed Fund
Schedule of Investments
May 31, 2008
(Unaudited)

Common Stocks - 69.13%	Shares	Value

Business Services - 0.10%
ICT Group, Inc. (a)	700	$ 7,420

Blankbooks, Looseleaf Binders & Bookbinding & Related Work - 3.94%
ACCO Brands Corp. (a)	18,803	288,438

Cable & Other Pay Television Services - 2.30%
Liberty Media Corp. - Interactive - Class A (a)	9,900	168,201

Electronic Computers - 3.12%
Dell, Inc. (a)	9,900	228,294

Fabricated Rubber Products - 0.07%
The Female Health Co. (a)	2,000	5,100

Fire, Marine & Casualty Insurance - 4.45%
American International Group, Inc.	9,050	325,800

Orthopedic, Prosthetic, & Surgical Appliances & Supplies - 4.55%
Invacare Corp.	18,350	333,603

Laundry & Garment Services - 2.86%
Cintas Corp.	7,100	209,592

Pharmaceutical Preparations - 13.48%
Johnson & Johnson	3,500	233,590
Pfizer, Inc.	14,900	288,464
Schering-Plough Corp.	22,800	465,120
		987,174

Radio & Television Broadcasting & Communications Equipment - 10.25%
Powerwave Technologies, Inc. (a)	186,300	750,789

Radio Broadcasting Stations - 1.53%
Radio One, Inc. - Class D (a)	95,790	112,074

Retail - Department Stores - 3.90%
Wal-Mart Stores, Inc.	4,950	285,813

Services - Educational Services - 5.09%
Apollo Group, Inc. - Class A (a)	7,800	372,762

Tree Nuts - 13.49%
John B. Sanfilippo & Son, Inc. (a)	106,451	987,865

TOTAL COMMON STOCKS (Cost $5,871,372)		5,062,925

*See accompanying notes which are an integral part of these financial statements.

Appleseed Fund
Schedule of Investments - continued
May 31, 2008
(Unaudited)

Real Estate Investment Trusts - 18.09%	Shares	Value

Annaly Capital Management, Inc.	49,800	$ 886,938
Anworth Mortgage Asset Corp.	62,000	438,340

TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $1,096,348)		1,325,278

Exchange-Traded Funds - 1.07%

SPDR Gold Trust (a)	900	78,705

TOTAL EXCHANGE-TRADED FUNDS (Cost $66,610)		78,705

Money Market Securities - 10.23%

Huntington Money Market Fund - Trust Shares, 1.35% (b)	749,081	749,081

TOTAL MONEY MARKET SECURITIES (Cost $749,081)		749,081

Partnership Units - 0.10%

KKR Financial Holdings LLC	600	7,296

TOTAL PARTNERSHIP UNITS (Cost $7,122)		7,296

Mortgage-Backed Securities - 0.79%	Principal

Federal Home Loan Mortgage Corp., 5.50%, 05/01/2037	$ 57,829	57,500

TOTAL MORTGAGE-BACKED SECURITIES (Cost $57,482)		57,500

Municipal Bonds - 0.55%

Kentucky Housing Corp., 5.286%, 07/01/2009	40,000	40,615

TOTAL MUNICIPAL BONDS (Cost $40,016)	40,615

TOTAL INVESTMENTS (Cost $7,888,031) - 99.96%	$ 7,321,400

Other assets less liabilities - 0.04%	2,666

TOTAL NET ASSETS - 100.00%	$ 7,324,066

(a) Non-income producing.
(b) Variable Rate Security; the money market rate shown represents the yield at May 31, 2008.

*See accompanying notes which are an integral part of these financial statements.

Appleseed Fund
Statement of Assets and Liabilities
May 31, 2008
(Unaudited)

Assets
Investments in securities, at market value (cost $7,888,031)	$ 7,321,400
Dividends receivable	5,794
Interest receivable	1,735
Receivable for investments sold	704,232
Prepaid expenses	1,209
Receivable due from Adviser (a)	15,512
Total assets	8,049,882

Liabilities
Payable for investments purchased	709,256
Payable to trustees and officers	434
Payable to administrator, fund accountant, and transfer agent	9,477
Payable to custodian	2,832
Other accrued expenses	3,817
Total liabilities	725,816

Net Assets	$ 7,324,066

Net Assets consist of:
Paid in capital	$ 7,661,599
Accumulated undistributed net investment income	64,790
Accumulated undistributed net realized gain from investment transactions	164,308
Net unrealized (depreciation) on investments	(566,631)

Net Assets	$ 7,324,066

Shares outstanding (unlimited number of shares authorized)	741,511

Net Asset Value and offering price per share	$ 9.88

Redemption price per share ($9.88 * 98%) (b)	$ 9.68

(a) See Note 3 in the Notes to the Financial Statements.
(b) The Fund charges a 2.00% redemption fee on shares redeemed within 90 calendar days of purchase.
Shares are redeemed at the Net Asset Value if held longer than 90 calendar days.

*See accompanying notes which are an integral part of these financial statements.

Appleseed Fund
Statement of Operations
For the six months ended May 31, 2008
(Unaudited)

Investment Income
Dividend income	$ 85,370
Interest income	7,429
Total Investment Income	92,799

Expenses
Investment adviser fee (a)	32,950
Transfer agent expenses	13,584
Administration expenses	13,249
Legal expenses	11,100
Fund accounting expenses	9,999
Auditing expenses	5,750
Registration expenses	3,501
Custodian expenses	2,999
Trustee expenses	2,700
CCO expenses	2,399
Printing expenses	1,501
Pricing expenses	1,440
Miscellaneous expenses	900
Insurance expense	509
Total Expenses	102,581
Less: Fees waived & expenses reimbursed by Adviser (a)	(72,926)
Net operating expenses	29,655
Net investment income	63,144

Realized & Unrealized Gain (Loss) on Investments
Net realized gain (loss) on investment securities	168,069
Change in unrealized appreciation (depreciation)
on investment securities	(108,905)
Net realized and unrealized (loss) on investment securities	59,164
Net increase in net assets resulting from operations	$ 122,308

(a) See Note 3 in the Notes to the Financial Statements.

*See accompanying notes which are an integral part of these financial statements.

Appleseed Fund
Statements of Changes In Net Assets

	Six Months Ended	Period ended
	May 31, 2008	November
	(Unaudited)	30, 2007 (a)
Operations
Net investment income	$ 63,144	$ 71,722
Net realized gain (loss) on investment securities	168,069	(1,962)
Change in unrealized appreciation (depreciation) on investment securities	(108,905)	(457,726)
Net decrease in net assets resulting from operations	122,308	(387,966)

Distributions
From net investment income	(67,631)	(2,445)
From net realized gains	(1,798)	-
Total distributions	(69,429)	(2,445)

Capital Share Transactions
Proceeds from Fund shares sold	1,149,442	7,336,240
Reinvestment of distributions	61,638	2,445
Amount paid for Fund shares repurchased	(440,992)	(447,175)
Net increase in net assets resulting
from capital share transactions	770,088	6,891,510

Total Increase in Net Assets	822,967	6,501,099

Net Assets
Beginning of period	6,501,099	-

End of period	$ 7,324,066	$ 6,501,099

Accumulated undistributed net investment income
included in net assets at end of period	$ 64,790	$ 69,277

Capital Share Transactions
Shares sold	121,350	701,710
Shares issued in reinvestment of distributions	6,316	243
Shares repurchased	(46,114)	(41,994)

Net increase from capital share transactions	81,552	659,959

(a) For the period December 8, 2006 (the date the Fund commenced operations) through November 30, 2007.

*See accompanying notes which are an integral part of these financial statements.

Appleseed Fund
Financial Highlights
(For a share outstanding during each period)

	Six Months Ended		Period ended
	May 31, 2008		November 30, 2007	(a)
	(Unaudited)

Selected Per Share Data:
Net asset value, beginning of period	$ 9.85		$ 10.00

Income from investment operations:
Net investment income	0.09		0.12
Net realized and unrealized (loss) on investments	0.05		(0.26)
Total from investment operations	0.14		(0.14)

Less Distributions to shareholders:
From net investment income	(0.11)		(0.02)
Frem net realized gain	-	(b)	-
Total distributions	(0.11)		(0.02)

Paid in capital from redemption fees	-	(c)	0.01

Net asset value, end of period	$ 9.88		$ 9.85

Total Return (d)	1.42%(e)		-1.33%	(e)

Ratios and Supplemental Data:
Net assets, end of period (000)	$ 7,324		$ 6,501
Ratio of expenses to average net assets	0.90%	(f)	0.90%	(e)
Ratio of expenses to average net assets
before reimbursement & federal income taxes	3.11%	(f)	3.52%	(f)(g)
Ratio of net investment income to
average net assets	1.91%	(f)	1.40%	(f)
Ratio of net investment income (loss) to
average net assets before reimbursement & federal income taxes	(0.30)%	(f)	(1.22)%	(f)(h)
Portfolio turnover rate	67.93%		27.07%

(a) For the period December 8, 2006 (the date the Fund commenced operations) through November 30, 2007.
(b) Net realized gain distributed amounted to less than $0.005 per share.
(c) Redemption fees resulted in less that $0.005 per share.
(d) Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of dividends.
(e) Not annualized.
(f) Annualized.
(g) The expense ratio before reimbursements includes income taxes of .09% which was voluntarily reimbursed by the Adviser and Fund Administrator.
(h) The net investment income (loss) ratio includes income tax expense of (.09)% which was voluntarily reimbursed by the Adviser and Fund Administrator.

*See accompanying notes which are an integral part of these financial statements.

Appleseed Fund

Notes to the Financial Statements

May 31, 2008

(Unaudited)

NOTE 1.	ORGANIZATION

The Appleseed Fund (the “Fund”) was organized as a non-diversified series of Unified Series Trust (the “Trust”) on September 11, 2006. The Trust is an open-end investment company established under the laws of Ohio by an Agreement and Declaration of Trust dated October 17, 2002 (the “Trust Agreement”). The Trust Agreement permits the Board of Trustees of the Trust (the “Board”) to issue an unlimited number of shares of beneficial interest of separate series. The Fund is one of a series of funds currently authorized by the Board. The Fund commenced operations on December 8, 2006. The Fund’s investment adviser is Pekin Singer Strauss Asset Management, Inc. (the “Adviser”). The investment objective of the Fund is to provide long-term capital appreciation.

NOTE 2.	SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

Securities Valuations - Equity securities are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Adviser believes such prices more accurately reflect the fair market value of such securities. Securities that are traded on any stock exchange are valued by the pricing service at the last quoted sale price. Lacking a last sale price, an exchange traded security is valued by the pricing service at its last bid price. Securities traded in the NASDAQ over-the-counter market are valued by the pricing service at the NASDAQ Official Closing Price. When market quotations are not readily available, when the Adviser determines that the market quotation or the price provided by the pricing service does not accurately reflect the current market value or when restricted or illiquid securities are being valued, such securities are valued as determined in good faith by the Adviser, in conformity with guidelines adopted by and subject to review by the Pricing Committee of the Board.

Fixed income securities are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Adviser believes such prices more accurately reflect the fair market value of such securities. A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. If the Adviser decides that a price provided by the pricing service does not accurately reflect the fair market value of the securities, when prices are not readily available from a pricing service or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Adviser, in conformity with guidelines adopted by and subject to review of the Pricing Committee of the Board. Short-term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value. The ability of issuers of debt securities held by the Fund to meet their obligations may be affected by economic and political developments in a specific country or region.

In accordance with the Trust’s good faith pricing guidelines, the Adviser is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above. No single standard exists for determining fair value controls, since fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of an issue of securities being valued by the Adviser would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale. Methods which are in accord with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods. Good faith pricing is permitted if, in the Adviser’s opinion, the validity of market quotations appears to be questionable based on factors such as evidence of a thin market in the security based on a small number of quotations, a significant event occurs after the close of a market but before a Fund’s net asset value (“NAV”) calculation that may affect a security’s value, or the Adviser is aware of any other data that calls into question the reliability of market quotations.

Federal Income Taxes – The Fund intends to qualify each year as a “regulated investment company” under subchapter M of the Internal Revenue Code of 1986, as amended, by distributing all of its net investment income and net realized capital gains. For the period December 8, 2006 (commencement of operations) to November 30, 2007, the Fund did not qualify as a

Appleseed Fund

Notes to the Financial Statements - continued

May 31, 2008

(Unaudited)

NOTE 2.	SIGNIFICANT ACCOUNTING POLICIES – continued

regulated investment company and accordingly is subject to federal income taxes. Deferred taxes reflect (i) taxes computed on unrealized gains/(losses) on investments and (ii) the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the corresponding amounts used for income tax purposes. To the extent the Fund has a net deferred tax asset, a valuation allowance is recognized if, based on the weight of available evidence, it is more likely than not that some portion or all of the deferred tax asset will not be realized.

Expenses – Expenses incurred by the Trust that do not relate to a specific fund of the Trust are allocated to the individual funds based on each fund’s relative net assets or another appropriate basis (as determined by the Board).

Security Transactions and Related Income - The Fund follows industry practice and records security transactions on the trade date. The specific identification method is used for determining gains or losses for financial statements and income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Discounts and premiums on securities purchased are amortized or accreted using the effective interest method. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.

Dividends and Distributions - Distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. The Fund intends to distribute substantially all of its net investment income as dividends to its shareholders on at least an annual basis. The Fund intends to distribute its net realized long-term capital gains and its net realized short-term capital gains at least once a year. The treatment for financial reporting purposes of distributions made to shareholders during the year from net investment income or net realized capital gains may differ from their ultimate treatment for federal income tax purposes. These differences are caused primarily by differences in the timing of the recognition of certain components of income, expense or realized capital gain for federal income tax purposes. Where such differences are permanent in nature, they are reclassified in the components of the net assets based on their ultimate characterization for federal income tax purposes. Any such reclassifications will have no effect on net assets, results of operations or net asset values per share of the Fund.

Accounting for Uncertainty in Income Taxes – Effective December 1, 2007, the Fund adopted the provisions of Financial Accounting Standards Board (“FASB”) Interpretation No. 48 (“FIN”), “Accounting for Uncertainty in Income Taxes”, a clarification of FASB Statement No. 109, “Accounting for Income Taxes”. FIN 48 establishes financial reporting rules regarding recognition and measurement of tax positions taken or expected to be taken on a tax return. FIN 48 was applies to all open tax years as of the effective date.

As of and during the six months ended May 31, 2008, the Fund did not have a liability for any unrecognized tax benefits. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the statements of operations. During the six months ended May 31, 2008, the Fund did not incur any interest or penalties. The Fund is not subject to examination by U.S. federal tax authorities for tax years before 2006.        `

Fair Value Measurements - The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”), effective December 1, 2007. In accordance with FAS 157, fair value is defined as the price that the Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. FAS 157 established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances

Appleseed Fund

Notes to the Financial Statements - continued

May 31, 2008

(Unaudited)

NOTE 2.	SIGNIFICANT ACCOUNTING POLICIES – continued

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities
•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments)

The following is a summary of the inputs used to value the Fund’s assets as of May 31, 2008:

Valuation Inputs	Investments in Securities	Other Financial Instruments (i.e., off-balance sheet items)*
Level 1 – Quoted Prices in Active Markets	$ 6,474,204	$ -
Level 2 – Other Significant Observable Inputs	$ 847,196	$ -
Level 3 – Significant Unobservable Inputs	$ -	$ -
Total	$ 7,321,400	$ -

*Other financial instruments include futures, forwards, and swap contracts.

FAS 157 requires a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value. The Fund did not hold any assets at any time during the reporting period in which significant unobservable inputs were used in determining fair value; therefore, no reconciliation is included for this reporting period.

NOTE 3.	FEES AND OTHER TRANSACTIONS WITH AFFILIATES

The Adviser of the Fund, under the terms of the management agreement (the “Agreement”), manages the Fund’s investments subject to approval of the Board. As compensation for its management services, the Fund is obligated to pay the Adviser a fee computed and accrued daily and paid monthly at an annual rate of 1.00% of the average daily net assets of the Fund. For the six months ended May 31, 2008, the Adviser earned a fee of $32,950 from the Fund before waiving a portion of those fees, as described below.

The Adviser has contractually agreed through March 31, 2009 to waive all or a portion of its management fees and/or reimburse the Fund for certain fees and expenses, but only to the extent necessary to maintain the Fund’s net operating expenses, excluding brokerage fees and commissions, borrowing costs (such as interest and dividends on securities sold short), 12b-1 fees, taxes and extraordinary expenses and any indirect expenses (such as expense incurred by other investment companies in which the Fund may invest) at 0.90% of average daily net assets. For the six months ended May 31, 2008, the Adviser waived fees and reimbursed expenses of $72,926. At May 31, 2008 the Adviser owed $15,512 to the Fund.

Each waiver or reimbursement by the Adviser is subject to repayment by the Fund within the three fiscal years following the fiscal year in which the particular waiver or reimbursement occurred; provided that the Fund is able to make the repayment without exceeding the 0.90% expense limitation. As of November 30, 2007, $129,303 is subject to repayment by the Fund to the Adviser by November 30, 2010. As of May 31, 2008, $72,926 may be subject to potential repayment by the Fund to the Adviser by November 30, 2011.

Appleseed Fund

Notes to the Financial Statements - continued

May 31, 2008

(Unaudited)

NOTE 3.	FEES AND OTHER TRANSACTIONS WITH AFFILIATES - continued

The Trust retains Unified Fund Services, Inc. (“Unified”) to manage the Fund’s business affairs and provide the Fund with administrative services, including all regulatory reporting and necessary office equipment and personnel. For the six months ended May 31, 2008, Unified earned fees of $13,249 for administrative services provided to the Fund. As of May 31, 2008 the Fund owed Unified $5,416 for administrative services. Certain officers of the Trust are members of management and/or employees of Unified. Unified operates as a wholly-owned subsidiary of Huntington Bancshares, Inc., the parent company of the principal distributor of the Fund and Huntington National Bank, the custodian of the Fund’s investments (the “Custodian”). A Trustee of the Trust is a member of management of the Custodian. For the six months ended May 31, 2008, the Custodian earned fees of $2,999 for custody services provided to the Fund. At May 31, 2008, the Fund owed the Custodian $2,832.

The Trust retains Unified to act as the Fund’s transfer agent and to provide fund accounting services. For the six months ended May 31, 2008, Unified earned fees of $6,085 from the Fund for transfer agent services provided to the Fund and $7,499 in reimbursement for out-of-pocket expenses incurred in providing transfer agent services to the Fund. For the six months ended May 31, 2008 Unified earned fees of $9,999 from the Fund for fund accounting services provided to the Fund. As of May 31, 2008 the Fund owed Unified $456 for transfer agent services, $268 in reimbursement of out-of-pocket expenses and $3,337 for fund accounting services.

The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Investment Company Act of 1940, which is currently inactive. The Plan provides that the Fund will pay the Adviser and/or any registered securities dealer, financial institution or any other person (the “Recipient”) a shareholder servicing fee of 0.25% of the average daily net assets of the class in connection with the promotion and distribution of the Fund’s shares or the provision of personal services to shareholders, including, but not necessarily limited to, advertising, compensation to underwriters, dealers and selling personnel, the printing and mailing of prospectuses to other than current Fund shareholders, the printing and mailing of sales literature and servicing shareholder accounts (“12b-1 Expenses”). The Fund or Adviser may pay all or a portion of these fees to any Recipient who renders assistance in distributing or promoting the sale of shares, or who provides certain shareholder services, pursuant to a written agreement. The Plan is a compensation plan, which means that compensation is provided regardless of 12b-1 Expenses actually incurred. It is anticipated that the Plan will benefit shareholders because an effective sales program typically is necessary in order for the Fund to reach and maintain a sufficient size to achieve efficiently its investment objectives and to realize economies of scale. The Adviser does not currently intend to activate the Plan but may do so at any time.

The Fund retains Unified Financial Securities, Inc. (the “Distributor”) to act as the principal distributor of the Fund’s shares. There were no payments made by the Fund to the Distributor during the six months ended May 31, 2008. A Trustee of the Trust is a member of management of Huntington National Bank, a subsidiary of Huntington Bancshares, Inc. (the parent of the Distributor), and an officer of the Trust is an officer of the Distributor and such persons may be deemed to be affiliates of the Distributor.

The Fund invests in shares of Huntington Money Market Fund which is administered and advised by subsidiaries of Huntington Bancshares. Interest income of $4,781 was received from the Huntington Money Market Fund for the six months ended May 31, 2008.

Appleseed Fund

Notes to the Financial Statements - continued

May 31, 2008

(Unaudited)

NOTE 4.	INVESTMENT TRANSACTIONS

For the six months ended May 31, 2008, purchases and sales of investment securities, other than short-term investments and short-term U.S. government obligations, were as follows:

As of May 31, 2008, the net unrealized depreciation of investments for tax purposes was as follows:

At May 31, 2008, the aggregate cost of securities for federal income tax purposes was $7,888,031.

NOTE 5.	ESTIMATES

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

NOTE 6.	BENEFICIAL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund (or class) creates a presumption of control of the fund (or class), under Section 2(a)(9) of the Investment Company Act of 1940. As of May 31, 2008, Pershing LLC owned, for the benefit of its customers, 81.05% of the Fund. As a result, Pershing LLC may be deemed to control the Fund. As of May 31,2008, Ronald L. Strauss and Richard Singer, portfolio managers and part owners of the Adviser to the Fund, owned 5.46% and 4.10%, of the Fund’s outstanding shares, respectively.

NOTE 7.	DISTRIBUTIONS TO SHAREHOLDERS

On December 28, 2006, the Fund paid an income distribution of $0.0175 per share to shareholders of record on December 27, 2006.

The tax characterization of distributions for the fiscal period ended November 30, 2007 was as follows:

Appleseed Fund

Notes to the Financial Statements - continued

May 31, 2008

(Unaudited)

NOTE 7.	DISTRIBUTIONS TO SHAREHOLDERS - continued

On December 21, 2007, the Fund paid an income distribution of $0.1053 per share or $67,631 and a short-term capital gain distribution of $0.0028 per share or $1,798 to shareholders of record on December 20, 2007.

NOTE 8.	FEDERAL INCOME TAXES

Deferred taxes reflect (i) taxes computed on unrealized gains/(losses) on investments and (ii) the net tax effects of temporary differences between carrying amounts of assets and liabilities for financial reporting purposes and the corresponding amounts used for income tax purposes. As of November 30, 2007, the Fund had a deferred tax asset of $160,000 which represents the future tax benefits associated with net unrealized losses on investments. The Fund has made a determination that it is more likely than not that it will qualify as a regulated investment company in future years and distribute all of its future net taxable income and net capital gains to shareholders, so as not to be subject to federal income or excise taxes. Accordingly, the Fund has recorded a valuation allowance against its entire deferred tax asset.

As of November 30, 2007, the components of distributable earnings (accumulated losses) on a tax basis were as follows:

As of November 30, 2007, the difference between book basis and tax basis unrealized (depreciation) is attributable to the tax deferral of losses on wash sales in the amount of $3,642.

Management Agreement Approval – (Unaudited)

The renewal of the Management Agreement (the “Agreement”) of the Appleseed Fund (the “Fund”) with Pekin Singer Strauss Asset Management, Inc. (the “Adviser”) was discussed at an in-person meeting of the Board of Trustees on May 19, 2008. A Senior Vice President, and portfolio manager of the Fund, represented the Adviser at the meeting. In addition, the Adviser’s President, CFO and CCO joined the meeting by teleconference. They discussed the Fund’s relative performance and answered questions regarding the reasons for the Fund’s underperformance in 2007 and outperformance so far in 2008.

In response to further questions from the Trustees regarding any changes at the advisory firm, the representatives of the Adviser reported that they recently had added two new partners as minority owners, but that the additions did not constitute a change of control in the Adviser. They stated that the Adviser has over $580 million in assets under management as of the date of the meeting, and that the firm continues to grow. They also noted that the Adviser continues to manage private accounts in addition to the Fund, as well as certain private funds. The Adviser’s representatives assured the Board that these private funds primarily invest in real estate, and also confirmed that there are no conflicts with respect to performance-based fees. They also noted that the Adviser has soft dollar arrangements with a broker-dealer, and that approximately 35% of the Fund’s total commissions were directed to that broker-dealer at an average commission rate of 1.5¢ per share. The representatives confirmed the soft dollar practices are in accordance with applicable SEC guidance. The Trustees requested that the representatives of the Adviser discuss their ideas for growth of the Fund’s assets. The Adviser’s representatives noted that the short life-span of the Fund has hampered the marketing efforts because investors typically seek a minimum of three years’ performance returns before deciding whether to invest in a Fund. They indicated that they intend to list the Fund with Schwab and Fidelity platforms in the near future, and to use the Adviser’s in-house resources to market the Fund. In response to further questions from the Trustees, they confirmed the Adviser’s current intention to continue its expense cap arrangement with the Fund. The representatives from the Adviser then left the meeting.

The Trustees noted that no changes were being proposed to the Fund’s Agreement. They noted that the materials specifically provided to them in advance of the meeting included the following information: (i) executed copies of the Fund’s Management Agreement and current expense cap side letter; (ii) a letter from the Administrator to the Adviser setting forth, and its response to, a detailed series of questions regarding, among other things, its advisory services to the Fund, its profitability (if any) from managing the Fund and ideas for future growth for the Fund; (iii) a certification from the Adviser that it had adopted a compliance program that is reasonably designed to prevent violation of federal securities laws by the Fund; (iv) The Adviser’s current Form ADV; (v) reports provided by the Administrator regarding the Fund’s performance for the year-to-date period as of March 31st, and comparisons to returns of the Fund’s benchmarks, as well as selected peer groups – the first consisting of 25 mutual funds with a Morningstar category of “Mid-Cap Value Fund” and net assets of less than $10 million, and the second a group of eight comparable funds selected by the Adviser; and (vi) reports provided by the Administrator comparing the Fund’s advisory fee and total expenses (after fee waivers and reimbursement by the adviser) to the Morningstar “Mid-Cap Value Fund” peer group.

The Trustees noted that they had received and evaluated such information as they deemed necessary to make their decision. They also noted that they had taken into account a number of factors that they believed to be relevant in light of the legal advice provided by legal counsel to the Trust and legal counsel to the Independent Trustees, and their own business judgment. They noted that this included information regarding the Adviser that had been provided to the Board throughout the year at regular meetings of the Board, as well as information that was specifically furnished to the Board in connection with its review of the Fund’s Agreement. As a result, the Board noted as follows:

The Nature, Extent and Quality of Services – The Board reviewed the Adviser’s responses as to the resources provided to the Fund and considered the adequacy of such resources in light of the expected growth in the level of Fund assets, including whether the resources are sufficient to sustain performance, compliance and other needs. The Committee noted that the Adviser added a portfolio manager for the Fund during 2007, resulting in a team of four portfolio managers for the Fund. The Trustees also noted that, in addition to the portfolio managers, the Adviser provides the services of its chief compliance officer to oversee the Fund’s compliance matters.

The Trust’s CCO stated that, with the exception of the Adviser’s failure to cause the Fund to comply with the RIC diversification test, there had been no material compliance issues by the Fund since its inception. He noted that the Adviser had made the Fund whole for its loss, and he summarized the enhancements to the Adviser’s compliance program to prevent future occurrences. Finally, he stated that the Adviser had reported that no SEC staff examination of the Adviser had occurred since the Fund’s inception.

Fund Performance – The Trustees then discussed the Fund’s performance. They noted that the Administrator reported that the Fund had returned -8.54% for the year-to-date ended March 31st, which exceeded the return of the S&P 500 Index and was comparable to the return of its Morningstar “Mid-Cap Value” peer group.

The Board noted that the Fund’s current performance was a substantial improvement over its performance for the year ended December 31, 2007, which performance was lower than the returns of the S&P 500 Index and its peer group. The Board then reviewed the materials for the peer group selected by the Adviser, and noted that the Fund’s 3-month and year-to-date performance as of April 30th was the highest for the peer group, but that the 12-month return was average.

The Fund’s portfolio managers then discussed the Fund’s investment strategy and process. They noted that the Fund launched at the end of 2006, which was also the beginning of a difficult market for value investors. They noted the Adviser’s explanation that the Fund underperformed the S&P 500 Index in 2007 primarily because the Fund had a higher concentration of value stocks, while the S&P 500 Index’s performance was driven by growth stocks. They noted that the Fund’s relative performance for the first four months of 2008 has improved, in fact outperforming the S&P 500 Index.

Fee rates and Profitability – The Administrator reported that, at 1.00%, the Fund’s advisory fee was higher than its Morningstar peer group average of 0.76% but lower than the maximum of 1.10%. The Administrator also reported that, as a result of the Adviser’s agreement to cap the Fund’s expenses subject to the typical exclusions, the Fund’s net expense ratio of 0.90% was lower than the peer group’s average of 1.50%. They noted that the Adviser had represented that it currently intends to continue the expense cap arrangement.

The Board then discussed the Adviser’s financial condition. They noted that, overall, the Adviser had reported operating profits from its operations in 2007, but had experienced a loss with respect to the Fund’s operations of approximately $115,000 for expenses reimbursed to the Fund.

The Trustees noted that the Adviser has soft dollar arrangements in place with a broker-dealer for all of its advisory clients, including the Fund, but they also noted that the commission rate charged to the Fund was fair and reasonable. The Trustees also noted that the Fund has not yet activated its 12b-1 Distribution Plan and, therefore, the Adviser has not received any 12b-1 fees from the Fund.

Economies of Scale – In determining the reasonableness of the advisory fee, the Board also considered whether economies of scale will be realized as the Fund grows larger, and the extent to which this is reflected in the advisory fee. The Board noted that the Fund’s assets are small, and the Adviser has not realized any economies of scale from managing the Fund. Further, the Board noted that the Adviser currently is capping the Fund’s expenses.

After reviewing all the foregoing, the Board, including all of the Trustees who are not “interested persons” (within the meaning of the 1940 Act) of the Trust or the Adviser, determined that the Agreement was reasonable. As a result of their considerations, the Trustees, including the Independent Trustees, unanimously determined that approval of the Agreement between the Trust and the Adviser is in the best interests of the Fund and its shareholders and voted to approve the continuation of the Agreement for an additional one year.

PROXY VOTING

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities and information regarding how the Fund voted those proxies during the most recent twelve month period ended June 30 are available, without charge, upon request by calling 1-800-470-1029 or on the SEC’s website at http://www.sec.gov.

TRUSTEES

Daniel J. Condon

Kenneth G. Y. Grant

Gary E. Hippenstiel

Nancy V. Kelly

Stephen A. Little

Ronald C. Tritschler

OFFICERS

Anthony J. Ghoston, President

John Swhear, Senior Vice President

William J. Murphy, Interim Treasurer and Chief Financial Officer

Heather Bonds, Secretary

Lynn E. Wood, Chief Compliance Officer

INVESTMENT ADVISER

Pekin Singer Strauss Asset Management

21 S. Clark Street

Suite 3325

Chicago, IL 60603

DISTRIBUTOR

Unified Financial Securities, Inc.

2960 N. Meridian St., Suite 300

Indianapolis, IN 46208

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Cohen Fund Audit Services, Ltd.

800 Westpoint Pkwy., Suite 1100

Westlake, OH 44145

LEGAL COUNSEL

Thompson Coburn LLP

One U.S. Bank Plaza

St. Louis, MO 63101

LEGAL COUNSEL TO THE INDEPENDENT TRUSTEES

Thompson Hine LLP

312 Walnut Street, 14th Floor

Cincinnati, OH 45202

CUSTODIAN

Huntington National Bank

41 South High St.

Columbus, OH 43215

ADMINISTRATOR, TRANSFER AGENT

AND FUND ACCOUNTANT

Unified Fund Services, Inc.

2960 N. Meridian St., Suite 300

Indianapolis, IN 46208

This report is intended only for the information of shareholders or those who have received the Fund’s prospectus, which contains information about the Fund’s management fee and expenses. Please read the prospectus carefully before investing.

Distributed by Unified Financial Securities, Inc.

Member FINRA/SIPC

Auer Growth Fund

Semi-Annual Report

May 31, 2008

(Unaudited)

Fund Advisor:

SBAuer Funds, LLC

10401 N. Meridian Street, Suite 100

Indianapolis, IN 46290

Toll Free (888) 711-AUER (2837)

www.auergrowthfund.com

Management Discussion and Analysis

This marks the first semi-annual report of the Auer Growth Fund, AUERX. Since the Fund’s inception date of December 28, 2007 to May 31, 2008, the Fund returned 3.34%, while our benchmark the S&P 500 returned -4.30% for the same period. We would like to thank our shareholders who have expressed their support, as well as invested in our Fund. Our next report will be based on our fiscal year end, which will be November 30, 2008.

After becoming a licensed stock broker in 1987, and upon return from New York, my father called to offer some advice. He said, “as you start your career you will hear about many interesting stocks and investments from your customers, besides the stocks you wish to discuss with them.” These conversations will always start in the same way, about some bit of information they have come in contact with, and what may be possible by investing in this company.” He went on to say, “stay away from investing in possibilities and instead focus on investing in probabilities!”

He was more than right, and on several levels to boot. First, during my 21 year career as a retail stock broker, I had comments from clients that they invested in everything including new venture capital deals, new cancer drugs, new dot coms, oil finds, laser beams, soda waters, and even one client who wanted to invest in a penny stock that had developed biodegradable diapers because they felt the stock would surpass market share of Pampers (a product of P&G) or Huggies and Luvs from Kimberly Clark. The point is if you consider, “isn’t it possible that this or that” you can talk about anything, and justify anything, and most of the time when you are talking about this possibilities you are waiting a long time, and mostly watching your investment waste away.

What we like to focus at the Auer Growth Fund, is investing in probabilities, which quite simply, equates to stacking the portfolio with stocks that all exhibit a minimum of 25% historical profit growth, a like amount of sales or revenue growth, and then also only invest in the companies that we can buy for very low and cheap valuations that we feel the market has not given the full value.

Most of the outperformance the Fund achieved versus its benchmark was because of our weighting in the energy sector which for most of the period was about double the average sector weight of the S&P 500, at 15% and we were running about 30%. To us the energy sector is further split into 3 industry sectors, which would be the exploration and production companies (also known as E & P), the integrated oil and gas (known also as the majors like Exxon Mobil), and the oil equipment services which would include companies that support the search and capture of energy like drilling companies. Although we have heard from some shareholders who were delighted that we benefited from the higher energy exposure, our exposure comes not because we were able to correctly predict the rise in the commodity of oil. In fact we would tell you we had no idea it would spike to the levels it did. We in fact are trying to avoid buying future oil stocks as we feel our weighting is sufficient. However, our process is driven by fundamentals we cannot ignore, and that is how the stocks make it in the portfolio. Most of our energy holdings still trade at very low price to earnings ratios (“p/e’s”) with excellent growth both past and future. As long as they continue to grow in excess of our minimum hurdles we will continue to own most of these names.

We believe over time it is highly probable that solid high growth stocks, that also sport low p/e’s which are also matched with a very strict sell discipline if they stop meeting these criteria, and quickly replaced with others that do... will continue to do better as a portfolio than one which invests based on what the manager or investor feels are the possibilities. Please see the Fund’s prospectus for more information related to the specifics of our investment style. You can order one by calling 888-711-2837 toll free, or 317-814-5000, or online at: www.sbauerfunds.com.

Sincerely,

Robert C. Auer

Senior Portfolio Manager

Auer Growth Fund (AUERX)

SB Auer Funds, LLC

Investment Results– (Unaudited)

The performance quoted represents past performance, which does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Current performance of the Fund may be lower or higher than the performance quoted. The Fund’s investment objectives, risks, charges and expenses must be considered carefully before investing. The Fund’s prospectus contains this and other information about the Fund and may be obtained by calling 1-888-711-2837. Please read it carefully before investing. Performance data current to the most recent month end may be obtained by calling the above number. The Fund is distributed by Unified Financial Securities, Inc., member FINRA.

*	Return figures reflect any change in price per share and assume the reinvestment of all distributions.

** The S&P 500 Index is an unmanaged benchmark that assumes reinvestment of all distributions and excludes the effect of taxes and fees. The S&P 500 Index is a widely recognized unmanaged index of equity prices and is representative of a broader market and range of securities than is found in the Fund’s portfolio. Individuals cannot invest directly in the Index; however, an individual can invest in exchange traded funds or other investment vehicles that attempt to track the performance of a benchmark index.

The chart above assumes an initial investment of $10,000 made on December 28, 2007 (commencement of Fund operations) and held through May 31, 2008. The S&P 500 Index is a widely recognized unmanaged index of equity prices and is representative of a broader market and range of securities than is found in the Fund’s portfolio. Individuals cannot invest directly in the Index; however, an individual can invest in exchange traded funds or other investment vehicles that attempt to track the performance of a benchmark index. THE FUND’S RETURN REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. The returns shown do not reflect deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Investment returns and principal values will fluctuate so that your shares, when redeemed, may be worth more or less than their original purchase price.

Current performance may be lower or higher than the performance data quoted. The Fund’s investment objectives, risks, charges, and expenses must be considered carefully before investing. For more information on the Fund, and to obtain performance data current to the most recent month end, or to request a prospectus, please call 1-888-711-2837. The Fund is distributed by Unified Financial Securities, Inc., member FINRA.

FUND HOLDINGS- (Unaudited)

1As a percent of net assets.

The Auer Growth Fund seeks to achieve its objective by investing primarily in a diversified portfolio of common stocks traded on major U.S. exchanges that the advisor believes present the most favorable potential for capital appreciation.

Availability of Portfolio Schedule– (Unaudited)

This Fund files a complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Fund Forms N-Q are available at the SEC’s website at www.sec.gov. The Fund Forms N-Q may be reviewed and copied at the Public Reference Room in Washington DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Summary of Funds’ Expenses – (Unaudited)

As a shareholder of one of the Fund, you incur two types of costs: (1) transaction costs, including short-term redemption fees; and (2) ongoing costs, including management fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period (December 28, 2007, the date the Fund commenced operations) and held for the entire period (through May 31, 2008).

Actual Expenses

The first line of each table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.60), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of each table below provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not either of the Fund’s actual returns. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant only to highlight your ongoing costs and do not reflect any transactional costs, such as short-term redemption fees.  Therefore, the second line is useful in comparing ongoing costs only and will not help you determine the relative costs of owning different funds.  In addition, if these transactions costs were included, your costs would have been higher.

Auer Growth Fund	Beginning Account Value	Ending Account Value May 31, 2008	Expenses Paid During the Period Ended May 31, 2008
Actual*	$1,000.00	$1,033.42	$8.45
Hypothetical **	$1,000.00	$1,016.58	$8.49

*Expenses are equal to the Fund’s annualized expense ratio of 1.95%, multiplied by the average account value over the period, multiplied by 156/366 (to reflect the period since commencement of Fund operations on December 28, 2007).

** Assumes a 5% return before expenses. The hypothetical example is calculated based on a six month period from December 1, 2007 to May 31, 2008.

AUER GROWTH FUND SCHEDULE OF INVESTMENTS May 31, 2008 (Unaudited)

Shares	COMMON STOCKS - 96.95%	Value

	Agricultural Chemicals - 0.27%
600	CF Industries Holdings, Inc.	$ 82,140
1,300	Terra Industries, Inc.	56,719
500	Terra Nitrogen Co., L.P.	73,395
		212,254

	Aircraft & Parts - 0.24%
6,000	AAR Corp. (b)	115,680
1,200	Triumph Group, Inc.	74,628
		190,308

	Aircraft Engines & Engine Parts - 0.32%
35,000	Edac Technologies Corp. (b)	256,200

	Aircraft Parts & Auxiliary Equipment - 0.55%
5,500	Hawk Corp. (b)	98,560
16,500	LMI Aerospace, Inc. (b)	343,200
		441,760

	Agricultural Production-Livestock & Animal Specialties - 0.78%
20,000	Cal-Maine Foods, Inc.	624,000

	Air Courier Services - 0.12%
10,000	Air T., Inc.	91,900

	Air Transportation, Nonscheduled - 0.25%
3,800	Bristow Group, Inc. (b)	198,626

	Canned, Frozen & Preserved Fruit, Vegtables & Food Specialties - 0.64%
1,500	Corn Products International, Inc.	70,515
56,000	Overhill Farms, Inc. (b)	442,960
		513,475

	Cogeneration Services & Small Power Producers - 0.24%
10,000	AES Corp. (b)	194,800

	Communication Services - 0.09%
250,000	IA Global, Inc. (b)	70,000

	Computer Communications Equipment - 0.86%
140,000	Network Equipment Technologies, Inc. (b)	684,600

	Computer Storage Devices - 2.30%
6,000	Blue Coat Systems, Inc. (b)	108,720
46,000	Western Digital Corp. (b)	1,726,380
		1,835,100

	Construction Machinery & Equipment - 0.37%
7,500	The Manitowoc Co.	291,750

	Crude Petroleum & Natural Gas - 16.84%
1,100	Apache Corp.	147,466
34,000	ATP Oil & Gas Corp. (b)	1,450,100
3,000	Berry Petroleum Co. - Class A	162,000
17,000	BMB Munai, Inc. (b)	97,070
1,500	Cimarex Energy Co.	102,210
20,000	Devon Energy Corp.	2,318,800
25,000	EV Energy Partners LP	781,250
16,000	Gran Tierra Energy, Inc. (b)	92,640
60,000	Gulfport Energy Corp. (b)	912,600
6,000	Mariner Energy, Inc. (b)	196,200
39,000	Nexen, Inc.	1,500,330
8,000	Noble Energy, Inc.	779,600
37,000	Occidental Petroleum Corp.	3,401,410
3,000	Pengrowth Energy Trust	61,590
5,500	Pioneer Natural Resources Co.	394,845
40,000	Pioneer Oil & Gas (b)	92,000
1,700	St. Mary Land & Exploration Co.	86,632
7,300	Swift Energy Co. (b)	420,772
8,000	W&T Offshore, Inc.	446,080
		13,443,595

*See accompanying notes which are an integral part of these financial statements.

AUER GROWTH FUND SCHEDULE OF INVESTMENTS - continued May 31, 2008 (Unaudited)

Shares	COMMON STOCKS - 96.95% - continued	Value

	Deep Sea Foreign Transportation of Freight - 2.16%
4,000	DryShips, Inc.	$ 375,200
2,500	Eagle Bulk Shipping, Inc.	83,350
8,500	Excel Maritime Carriers Ltd.	436,050
25,000	FreeSeas, Inc.	175,250
2,200	Genco Shipping & Trading Ltd.	154,528
4,000	Hornbeck Offshore Services, Inc. (b)	210,800
8,000	OceanFreight, Inc.	212,160
5,500	Star Bulk Carriers Corp.	76,890
		1,724,228

	Drawing & Insulating of Nonferrous Wire - 2.29%
2,500	Belden, Inc.	104,725
60,000	Corning, Inc.	1,640,400
13,500	Optical Cable Corp. (b)	85,185
		1,830,310

	Drilling Oil & Gas Wells - 9.23%
7,500	Atwood Oceanics, Inc. (b)	764,325
5,000	Diamond Offshore Drilling, Inc.	682,200
65,000	Noble Corp.	4,104,100
11,500	Transocean, Inc. (b)	1,727,185
2,000	Weatherford International Ltd. (b)	91,260
		7,369,070

	Electric & Other Services Combined - 0.14%
4,000	Pepco Holdings, Inc.	108,160

	Electrical Work - 0.18%
5,000	EMCOR Group, Inc. (b)	146,750

	Electromedical & Electrotherapeutic Apparatus - 0.65%
4,000	Arthrocare Corp. (b)	176,440
14,000	Cynosure, Inc. (b)	343,420
		519,860

	Electronic Components - 0.26%
9,500	LG Display Co., Ltd. (a)	209,380

	Fabricated Rubber Products - 0.12%
19,000	CTI Industries Corp. (b)	94,810

	Fabricated Structural Metal Products - 1.12%
21,700	Gulf Island Fabrication, Inc.	897,946

	Farm Machinery & Equipment - 0.10%
4,000	Art's-Way Manufacturing Co., Inc.	81,600

	Fats & Oils - 0.19%
2,000	Archer Daniels Midland Co.	79,400
5,000	Omega Protein Corp. (b)	69,650
		149,050

*See accompanying notes which are an integral part of these financial statements.

AUER GROWTH FUND SCHEDULE OF INVESTMENTS - continued May 31, 2008 (Unaudited)

Shares	COMMON STOCKS - 96.95% - continued	Value

	Finance Services - 0.16%
6,000	Life Partners Holdings, Inc.	$ 131,700

	Fire, Marine, & Casualty Insurance - 2.37%
50,000	21st Century Holding, Co.	513,500
5,500	Darwin Professional Underwriters, Inc. (b)	156,420
130,000	Specialty Underwriters' Alliance, Inc. (b)	618,800
12,600	Tower Group, Inc.	328,482
80,000	Universal Insurance Holdings, Inc.	272,000
		1,889,202

	Fishing, Hunting & Trapping - 0.29%
15,000	HQ Sustainable Maritime Industries, Inc. (b)	230,250

	General Industrial Machinery & Equipment - 1.29%
15,000	Graham Corp.	1,026,600

	Gold & Silver Ores - 2.42%
100,000	Apollo Gold Corp. (b)	61,000
15,000	IAMGOLD Corp.	88,650
36,000	Taseko Mines Ltd. (b)	175,680
105,000	Yamana Gold, Inc.	1,604,400
		1,929,730

	Hospitals & Medical Service Plans - 1.66%
19,000	AMERIGROUP Corp. (b)	524,590
5,000	Centene Corp. (b)	105,550
18,000	Healthspring, Inc. (b)	334,440
7,000	Molina Healthcare, Inc. (b)	211,120
13,000	Universal American Fianancial Corp. (b)	150,150
		1,325,850

	Household Appliances - 0.06%
26,000	China Solar & Clean Energy Solutions, Inc. (b)	51,740

	Industrial Instruments For Measurement, Display, and Control - 1.82%
1,200	Esterline Technologies Corp. (b)	74,316
38,000	Hurco Companies, Inc. (b)	1,376,740
		1,451,056

	Industrial Organic Chemicals - 0.34%
30,000	New Oriental Energy & Chemical Corp. (b)	154,200
1,500	NewMarket Corp.	117,405
		271,605

	Instruments For Measurement & Testing of Electricity & Electric Signals - 0.68%
20,000	Aehr Test Systems (b)	174,800
32,000	Eagle Test Systems, Inc. (b)	368,960
		543,760

	Insurance Agents, Brokers, & Services - 0.41%
22,000	AmTrust Financial Services, Inc.	329,120

	Investment Companies - 0.31%
17,000	Hercules Technology Growth Capital, Inc.	176,290
5,000	Prospect Capital Corp.	72,300
		248,590

*See accompanying notes which are an integral part of these financial statements.

AUER GROWTH FUND SCHEDULE OF INVESTMENTS - continued May 31, 2008 (Unaudited)

Shares	COMMON STOCKS - 96.95% - continued	Value

	Jewelry, Precious Metal - 0.10%
22,000	LJ International, Inc. (b)	$ 79,200

	Laboratory Analytical Instruments - 0.12%
8,000	Affymetrix, Inc. (b)	96,480

	Meat Packing Plants - 0.22%
100	Seaboard Corp.	179,500

	Metal Mining - 1.01%
2,000	Cleveland-Cliffs, Inc.	213,400
27,000	Richmont Mines, Inc. (b)	80,730
60,000	T-Bay Holdings, Inc. (b)	141,000
17,000	Thompson Creek Metals Co., Inc. (b)	370,770
		805,900

	Miscellaneous Chemical Products - 0.08%
7,000	Nevada Chemicals, Inc.	64,820

	Miscellaneous Electrical Machinery, Equipment & Supplies - 0.37%
5,500	Exide Technologies (b)	90,695
16,500	Ultralife Corp. (b)	208,395
		299,090

	Miscellaneous Food Preparations & Kindred Products - 0.12%
50,000	The Inventure Group, Inc. (b)	96,500

	Miscellaneous Metal Ores - 0.26%
5,000	Cameco Corp.	204,750

	Miscellaneous Transportation Equipment - 0.31%
35,000	Force Protection, Inc. (b)	149,450
2,000	Polaris Industries, Inc.	95,440
		244,890

	Motor Vehicles & Passenger Car Bodies - 0.41%
19,000	Spartan Motors, Inc.	171,570
3,000	Wabco Holdings, Inc.	156,780
		328,350

	Motor Vehicle Parts & Accessories - 0.18%
17,000	Wonder Auto Technology, Inc. (b)	144,840

	National Commercial Banks - 0.09%
5,300	First Community Corp.	72,027

	Oil & Gas Field Exploration Services - 0.16%
22,000	Omni Energy Services Corp. (b)	124,520

	Oil & Gas Field Machinery & Equipment - 4.47%
385,000	Boots & Coots International Well Control, Inc. (b)	827,750
26,000	GulfMark Offshore, Inc. (b)	1,745,380
5,000	National Oilwell Varco, Inc. (b)	416,600
56,000	Newpark Resources, Inc. (b)	394,800
2,800	T-3 Energy Services, Inc. (b)	181,216
		3,565,746

	Oil & Gas Field Services - 0.09%
3,800	North American Energy Partners, Inc. (b)	68,020

	Perfumes, Cosmetics & Other Toilet Preparations - 0.13%
30,000	Parlux Fragrances, Inc. (b)	101,100

*See accompanying notes which are an integral part of these financial statements.

AUER GROWTH FUND SCHEDULE OF INVESTMENTS - continued May 31, 2008 (Unaudited)

Shares	COMMON STOCKS - 96.95% - continued	Value

	Petroleum Refining - 3.73%
18,500	ConocoPhillips	$ 1,722,350
4,000	Exxon Mobil Corp.	355,040
8,500	Murphy Oil Corp.	787,525
2,000	Petro-Canada	115,440
		2,980,355

	Pharmaceutical Preparations - 8.37%
166,000	Cubist Pharmaceuticals, Inc. (b)	3,163,960
10,000	Emergent BioSolutions, Inc. (b)	107,500
140,000	Medicis Pharmaceutical Corp. - Class A	3,329,200
16,000	Questcor Pharmaceutical, Inc. (b)	81,440
		6,682,100

	Pipe Lines (No Natural Gas) - 0.11%
1,700	Sunoco Logistics Partners LP	88,825

	Printed Circuit Boards - 0.11%
4,500	Multi-Fineline Electronix, Inc. (b)	90,225

	Public Building & Related Furniture - 4.29%
98,000	BE Aerospace, Inc. (b)	3,425,100

	Radio & TV Broadcasting & Communications Equipment - 1.09%
9,500	Harmonic, Inc. (b)	91,390
10,000	Harris Stratex Networks, Inc. (b)	112,400
11,500	Phazar Corp. (b)	69,345
3,500	Sierra Wireless, Inc. (b)	59,955
395,000	Syntax-Brillian Corp. (b)	315,921
60,000	Telular Corp. (b)	217,800
		866,811

	Radio Telephone Communications - 0.66%
7,000	NII Holdings, Inc. (b)	351,400
5,000	Vimpel -Communications (a)	176,350
		527,750

	Real Estate Agents & Managers - 0.14%
52,000	Silverleaf Resorts, Inc. (b)	112,320

	Refrigeration & Service Industry Machinery - 0.07%
1,000	The Middleby Corp. (b)	57,090

	Retail - Catalog & Mail-Order Houses - 0.11%
6,500	PC Mall, Inc. (b)	84,110

	Retail - Home Furniture, Furnishings & Equipment Stores - 0.06%
8,000	Appliance Recycling Centers of America, Inc. (b)	51,440

	Retail - Lumber & Other Building Materials Dealers - 0.27%
13,500	Lumber Liquidators, Inc. (b)	214,380

	Retail - Miscellaneous Retail - 0.21%
13,000	EZCORP, Inc. - Class A (b)	164,190

	Secondary Smelting & Refining of Nonferrous Metals - 3.13%
6,500	Metalico, Inc. (b)	103,350
55,000	OM Group, Inc. (b)	2,391,400
		2,494,750

*See accompanying notes which are an integral part of these financial statements.

AUER GROWTH FUND SCHEDULE OF INVESTMENTS - continued May 31, 2008 (Unaudited)

Shares	COMMON STOCKS - 96.95% - continued	Value

	Security Brokers, Dealers & Flotation Companies - 0.24%
10,500	TD Ameritrade Holding Corp. (b)	$ 190,155

	Semiconductors & Related Devices - 7.41%
11,500	Advanced Semiconductor Engineering, Inc. (a)	60,375
167,000	AU Optronics Corp. (a)	3,179,680
31,000	Entropic Communications, Inc. (b)	160,580
40,000	LDK Solar Co., Ltd. (a) (b)	1,842,000
6,000	Mellanox Technologies, Ltd. (b)	98,040
16,000	NVIDIA Corp. (b)	395,200
21,000	PMC-Sierra, Inc. (b)	178,710
		5,914,585

	Services - Amusement & Recreation Services - 0.17%
27,000	Premier Exhibitions, Inc. (b)	133,380

	Services - Computer Processing & Data Preparation - 0.18%
16,000	Innodata Isogen, Inc. (b)	50,080
10,000	Intersections, Inc. (b)	93,800
		143,880

	Services - Computer Integrated Systems Design - 0.10%
4,000	Sykes Enterprises, Inc. (b)	82,840

	Services - Computer Programming, Data Processing, Ect. - 0.19%
15,000	TechTeam Global, Inc. (b)	149,250

	Services - Direct Mail Advertising Services - 0.09%
60,000	Source Interlink Companies, Inc. (b)	71,400

	Services - Educational Services - 0.21%
9,000	GP Strategies Corp. (b)	89,640
9,500	INVESTools, Inc. (b)	76,190
		165,830

	Services - Engineering Services - 2.25%
14,500	Versar, Inc. (b)	75,400
50,000	VSE Corp.	1,718,500
		1,793,900

	Services - Equipment Rental & Leasing, NEC - 0.32%
12,000	Aircastle Ltd.	153,960
6,000	CAI International, Inc. (b)	103,500
		257,460

	Services - Home Health Care Services - 0.11%
30,000	PHC, Inc. - Class A (b)	84,000

	Services - Management Consulting Services - 0.17%
5,500	Industrial Services of America, Inc.	67,430
42,000	The Management Network Group, Inc. (b)	69,720
		137,150

	Services - Miscellaneous Health & Allied Services - 0.70%
65,000	Nighthawk Radiology Holdings, Inc. (b)	495,950
6,000	Virtual Radiologic Corp. (b)	61,200
		557,150

*See accompanying notes which are an integral part of these financial statements.

AUER GROWTH FUND SCHEDULE OF INVESTMENTS - continued May 31, 2008 (Unaudited)

Shares	COMMON STOCKS - 96.95% - continued	Value

	Services - Offices & Clinics of Doctors of Medicine - 0.23%
30,000	Dynacq Healthcare, Inc. (b)	$ 184,800

	Services - Prepackaged Software - 0.95%
35,000	Netsol Technologies, Inc. (b)	98,350
135,000	Network Engines, Inc. (b)	171,450
14,000	Pharsight Corp. (b)	68,460
50,000	Silverstar Holdings Ltd. (b)	35,500
40,000	TeleCommunications Systems, Inc. (b)	210,800
2,500	Versant Corp. (b)	83,575
11,500	Website Pros, Inc. (b)	94,415
		762,550

	Soap, Detergent, Cleaning Preparations, Perfumes, Cosmetics - 0.10%
2,000	Stepan Co.	81,780

	Special Industry Machinery - 0.08%
14,000	Tegal Corp. (b)	60,760

	State Commercial Banks - 0.26%
6,000	Fidelity Bancorp, Inc.	82,500
7,000	Oriental Financial Group, Inc.	127,400
		209,900

	Steel Works, Blast Furnaces & Rolling Mills - 0.33%
5,000	Steel Dynamics, Inc.	180,500
11,500	Sutor Technology Group Ltd. (b)	86,135
		266,635

	Surgical & Medical Instruments & Apparatus - 0.13%
33,000	AMDL, Inc. (b)	103,290

	Wholesale - Machinery, Equipment & Supplies - 0.14%
33,700	Hudson Technologies, Inc. (b)	111,210

	TOTAL COMMON STOCKS (Cost $73,261,723)	77,385,819

	INCOME TRUSTS - 0.11%

	Real Estate Investment Trusts - 0.11%
5,000	Annaly Capital Management, Inc.	89,050

	TOTAL INCOME TRUSTS (Cost $86,710)	89,050

	MONEY MARKET SECURITIES - 6.77%
5,403,027	Morgan Stanley Institutional Liquidity Funds, 2.77% (c)	5,403,027

	TOTAL MONEY MARKET SECURITIES (Cost $5,403,027)	5,403,027

	TOTAL INVESTMENTS (Cost $78,751,460) - 103.83%	$ 82,877,896

	Liabilities in excess of other assets - (3.83)%	(3,058,492)

	TOTAL NET ASSETS - 100.00%	$ 79,819,404

(a) American Depositary Receipt - A negotiable certificate issued by a U.S. bank representing a specific number of shares of a foreign stock traded on a U.S. exchange.
(b) Non-income producing securities.
(c) Variable rate security; the money market rate shown represents the rate at May 31, 2008.

*See accompanying notes which are an integral part of these financial statements.

AUER GROWTH FUND
Statement of Assets and Liabilities
May 31, 2008
(Unaudited)

Assets
Investments in securities, at fair value (cost $78,751,460)	$ 82,877,896
Interest receivable	9,082
Dividend receivable	40,493
Receivable for investments sold	6,226,860
Receivable for fund shares sold	973,238
Prepaid expenses	15,367
Total assets	90,142,936

Liabilities
Payable for investments purchased	10,188,314
Payable for fund shares redeemed	10,000
Payable to administrator, fund accountant, and transfer agent	22,096
Payable to advisor (a)	88,985
Payable to trustees and officers	383
Other accrued expenses	13,754
Total liabilities	10,323,532

Net Assets	$ 79,819,404

Net Assets consist of:
Paid in capital	$ 76,134,353
Accumulated undistributed net investment income (loss)	(102,901)
Accumulated undistributed net realized (loss) from investment transactions	(338,484)
Net unrealized (depreciation) on investments and swap agreements	4,126,436

Net Assets	$ 79,819,404

Shares outstanding (unlimited number of shares authorized)	7,725,079

Net Asset Value and offering price per share	$ 10.33

Redemption price per share (Net Asset Value * 99%) (b)	$ 10.23

(a) See Note 3 in the Notes to the Financial Statements.
(b) The Funds charge a 2.00% redemption fee on shares redeemed within 90 days of purchase.

*See accompanying notes which are an integral part of these financial statements.

AUER GROWTH FUND
Statement of Operations
For the period ended May 31, 2008 (a)
(Unaudited)

Investment Income
Dividend income (Net of foreign tax witheld of $1,026)	$ 216,184
Interest income	128,297
Total Investment Income	344,481

Expenses
Investment advisor fee (b)	333,305
Transfer agent expenses	32,229
Administration expenses	20,579
Registration expenses	12,986
Fund accounting expenses	12,793
Custodian expenses	6,625
Legal expenses	5,411
Auditing expenses	5,195
CCO expenses	2,381
Trustee expenses	2,381
Pricing expenses	2,256
Printing expenses	866
Miscellaneous expenses	866
Total Expenses	437,873
Less: Fees waived by Advisor (b)	(3,634)
Net operating expenses	434,239
Net Investment (Loss)	(89,758)

Realized & Unrealized Gain (Loss) on Investments
Net realized (loss) on investment securities	(338,484)
Change in unrealized appreciation)
on investment securities	4,126,436
Net realized and unrealized gain on investment securities	3,787,952
Net increase in net assets resulting from operations	$ 3,698,194

(a) For the period December 28, 2007 (Commencement of Fund operations) through May 31, 2008.
(b) See Note 3 in the Notes to the Financial Statements.

*See accompanying notes which are an integral part of these financial statements.

AUER GROWTH FUND
Statements of Changes In Net Assets

	Period
	Ended
	May 31,
	2008
	(Unaudited)	(a)
Operations
Net investment (loss)	$ (89,758)
Net realized (loss) on investment securities	(338,484)
Change in unrealized appreciation on investment securities	4,126,436
Net increase in net assets resulting from operations	3,698,194

Distributions
From net investment income	(13,143)

Capital Share Transactions
Proceeds from Fund shares sold	76,352,612
Reinvestment of distributions	13,143
Amount paid for Fund shares redeemed	(231,402)
Net increase in net assets resulting
from capital share transactions	76,134,353

Total Increase (Decrease) in Net Assets	79,819,404

Net Assets
Beginning of period	-

End of period	$ 79,819,404

Accumulated undistributed net investment (loss)
included in net assets at end of period	(102,901)

Capital Share Transactions
Shares sold	7,746,931
Shares issued in reinvestment of distributions	1,330
Shares redeemed	(23,182)

Net increase from capital share transactions	7,725,079

(a) For the period December 28, 2007 (Commencement of Fund operations) through May 31, 2008.

*See accompanying notes which are an integral part of these financial statements.

AUER GROWTH FUND
Financial Highlights
(For a share outstanding during the period)

	Period
	Ended
	May 31,
	2008
	(Unaudited)	(a)

Selected Per Share Data:
Net asset value, beginning of period	$ 10.00

Income from investment operations:
Net investment (loss)	(0.01)
Net realized and unrealized gain on investments	0.34
Total from investment operations	0.33

Less Distributions to shareholders:
From net investment income (b)	-
Total distributions	0.00

Net asset value, end of period	$ 10.33

Total Return (c)(d)	3.34%

Ratios and Supplemental Data:
Net assets, end of period (000)	$ 79,819
Ratio of expenses to average net assets (e)	1.95%
Ratio of expenses to average net assets
before reimbursement (e)	1.97%
Ratio of net investment income (loss) to
average net assets (e)	(0.41)%
Ratio of net investment income (loss) to
average net assets before reimbursement (e)	(0.43)%
Portfolio turnover rate	107.53%

(a) For the period December 28, 2007 (Commencement of Operations) to May 31, 2008.
(b) Distributions from net investment income resulted in less than $0.005 per share.
(c) Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of dividends.
(d) Not annualized.
(e) Annualized.

*See accompanying notes which are an integral part of these financial statements.

Auer Growth Fund

Notes to the Financial Statements

May 31, 2008

(Unaudited)

NOTE 1. ORGANIZATION

The Auer Growth Fund (the “Fund”) was organized as a diversified series of the Unified Series Trust (the “Trust”) on September 10, 2007. The Trust is an open-end investment company established under the laws of Ohio by an Agreement and Declaration of Trust dated October 17, 2002 (the “Trust Agreement”). The Trust Agreement permits the Board of Trustees of the Trust (the “Board”) to issue an unlimited number of shares of beneficial interest of separate series without par value. The investment objective of the Auer Growth Fund (the

“Fund”) is to provide long-term capital appreciation. The Fund is one of a series of funds currently authorized by the Board. The Fund’s investment advisor is SBAuer Funds, LLC (the “Advisor”).

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

Securities Valuations - Equity securities are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices more accurately reflect the fair market value of such securities. Securities that are traded on any stock exchange are generally valued by the pricing service at the last quoted sale price. Lacking a last sale price, an exchange traded security is generally valued by the pricing service at its last bid price. Securities traded in the NASDAQ over-the-counter market are generally valued by the pricing service at the NASDAQ Official Closing Price. When market quotations are not readily available, when the Advisor determines that the market quotation or the price provided by the pricing service does not accurately reflect the current market value or when restricted or illiquid securities are being valued, such securities are valued as determined in good faith by the Advisor, in conformity with guidelines adopted by and subject to review of the Board.

Fixed income securities are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices more accurately reflect the fair market value of such securities. A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. If the Advisor decides that a price provided by the pricing service does not accurately reflect the fair market value of the securities, when prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Advisor, in conformity with guidelines adopted by and subject to review of the Board. Short term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value. The ability of issuers of debt securities held by the Fund to meet their obligations may be affected by economic and political development in a specific country or region.

In accordance with the Trust’s good faith pricing guidelines, the Advisor is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above. No single standard exists for determining fair value controls, since fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of an issue of securities being valued by the Advisor would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale. Methods which are in accord with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods.

Auer Growth Fund

Notes to the Financial Statements

May 31, 2008

(Unaudited)

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES – continued

Good faith pricing is permitted if, in the Advisor’s opinion, the validity of market quotations appears to be questionable based on factors such as evidence of a thin market in the security based on a small number of quotations, a significant event occurs after the close of a market but before the Fund’s NAV calculation that may affect a security’s value, or the Advisor is aware of any other data that calls into question the reliability of market quotations. Investments in foreign securities, junk bonds or other thinly traded securities are more likely to trigger fair valuation than other securities.

Expenses – Expenses incurred by the Trust that do not relate to a specific fund of the Trust are allocated to the individual funds based on each fund’s relative net assets or another appropriate basis (as determined by the Board).

Federal Income Taxes – The Fund makes no provision for federal income tax. The Fund intends to continue to qualify each year as a “regulated investment company” under subchapter M of the Internal Revenue Code of 1986, as amended, by distributing substantially all of its net investment income and net realized capital gains. If the required amount of net investment income is not distributed, the Fund could incur a tax expense.

Security Transactions and Related Income - The Fund follows industry practice and records security transactions on the trade date. The specific identification method is used for determining gains or losses for financial statements and income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Discounts and premiums on securities purchased are amortized or accreted using the effective interest method. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.

Dividends and Distributions - The Fund intends to distribute substantially all of its net investment income, if any, as dividends to its shareholders on at least an annual basis. Distributions to shareholders are recorded on the ex-dividend date. The Fund intends to distribute its net realized long term capital gains and its net realized short term capital gains, if any, at least once a year. Dividends to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. The treatment for financial reporting purposes of distributions made to shareholders during the year from net investment income or net realized capital gains may differ from their ultimate treatment for federal income tax purposes. These differences are caused primarily by differences in the timing of the recognition of certain components of income, expense or realized capital gain for federal income tax purposes. Where such differences are permanent in nature, they are reclassified in the components of the net assets based on their ultimate characterization for federal income tax purposes. Any such reclassifications will have no effect on net assets, results of operations or net asset values per share of the Fund.

Accounting for Uncertainty in Income Taxes – The Fund adopted the provisions of Financial Accounting Standards Board (FASB) Interpretation No. 48 (“FIN 48”), Accounting for Uncertainty in Income Taxes on June 29, 2007. The implementation of FIN 48 resulted in no material liability for unrecognized tax benefits and no material change to the beginning net asset value of the Fund.

As of and during the period ended May 31, 2008, the Fund did not have a liability for any unrecognized tax benefits. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the statement of operations. During the period, the Fund did not incur any interest or penalties.

Fair Valuation – The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”), effective December 1, 2007. In accordance with FAS 157, fair value is defined as the price that the Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. FAS 157 established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes.

Auer Growth Fund

Notes to the Financial Statements

May 31, 2008

(Unaudited)

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES – continued

Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities
•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments)

The following is a summary of the inputs used as of May 31, 2008 in valuing the Fund’s assets carried at fair value:

Valuation Inputs	Investments in Securities	Other Financial Instruments (i.e., off-balance sheet items)*
Level 1 – Direct Market Prices in Observable Markets or Quoted Prices	$ 77,474,869	$ -
Level 2 – Other Significant Observable Inputs	$ 5,403,027	$ -
Level 3 – Internal Unobservable Inputs	$ -	$ -
Total	$ 82,877,896	$ -
*Other financial instruments include futures, forwards, and swap contracts.

FAS 157 requires a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value. The Fund(s) did not hold any assets at any time during the reporting period in which significant unobservable inputs were used in determining fair value; therefore, no reconciliation is included for this reporting period.

Auer Growth Fund

Notes to the Financial Statements

May 31, 2008

(Unaudited)

NOTE 3. FEES AND OTHER TRANSACTIONS WITH AFFILIATES

The Advisor, under the terms of the management agreement (the “Agreement”), manages the Fund’s investments. As compensation for its management services, the Fund is obligated to pay the Advisor a fee computed and accrued daily and paid monthly at an annual rate of 1.50% of the Fund’s average net assets. For the period December 28, 2007 (commencement of operations) through May 31, 2008, before the waiver described below, the Advisor earned a fee of $333,305 from the Fund.

The Advisor contractually has agreed to waive its management fee and/or reimburse expenses to the extent necessary to maintain net annual operating expenses, excluding brokerage fees and commissions, borrowing costs (such as interest and dividend expenses on securities sold short), any 12b-1 fees, taxes, extraordinary expenses and indirect expenses (such as fees and expenses of acquired funds), at 1.95% of the average daily net assets of the Fund shares, through November 30, 2010. Each waiver or reimbursement by the Advisor is subject to repayment by the Fund within the three fiscal years following the fiscal year in which the expense was incurred, provided that the Fund is able to make the repayment without exceeding the 1.95% expense limitation. For the period December 28, 2007 (commencement of operations) through May 31, 2008, the Advisor waived fees and/or reimbursed Fund expenses of $3,634. At May 31, 2008, the Fund owed $88,985 to the Advisor. As of May 31, 2008, $3,634 may be subject to potential repayment by the Fund to the Advisor through November 30, 2011.

The Trust retains Unified Fund Services, Inc. (“Unified”), to manage the Fund’s business affairs and to provide the Fund with administrative services, including all regulatory reporting and necessary office equipment and personnel. For the period December 28, 2007 (commencement of operations) through May 31, 2008, Unified earned fees of $20,579 for administrative services provided to the Fund. At May 31, 2008, the Fund owed Unified $8,955 for administrative services. Certain officers of the Trust are members of management and/or employees of Unified. Unified operates as a wholly-owned subsidiary of Huntington Bancshares, Inc., the parent company of the Distributor and Huntington National Bank, the custodian of the Fund’s investments (the “Custodian”). A Trustee of the Trust is a member of management of the Custodian. For the period December 28, 2007 (commencement of operations) through May 31, 2008, the Custodian earned fees of $6,625 for custody services provided to the Fund. At May 31, 2008, the Fund owed the Custodian $3,102 for custody services. The Trust also retains Unified to act as the Fund’s transfer agent and to provide fund accounting services. For the period December 28, 2007 (commencement of operations) through May 31, 2008, Unified earned fees of $11,915 from the Fund for transfer agent services and $20,314 in reimbursement for out-of-pocket expenses incurred in providing transfer agent services. For the period December 28, 2007 (commencement of operations) through May 31, 2008, Unified earned fees of $12,793 from the Fund for fund accounting services. At May 31, 2008, the Fund owed Unified $3,479 for transfer agent services and $5,156 for out-of-pocket expenses. At May 31, 2008, the Fund owed Unified $4,506 for fund accounting services.

Unified Financial Securities, Inc. (the “Distributor”) acts as the principal distributor of the Fund. There were no payments made to the Distributor by the Fund for the period December 28, 2007 (commencement of operations) through May 31, 2008. The Distributor, Unified and the Custodian are controlled by Huntington Bancshares, Inc. A Trustee of the Trust is a member of management of Huntington National Bank, a subsidiary of Huntington Bancshares, Inc. (the parent of the Distributor) and an officer of the Trust is an officer of the Distributor and such persons may be deemed to be affiliates of the Distributor.

Auer Growth Fund

Notes to the Financial Statements

May 31, 2008

(Unaudited)  NOTE 4. INVESTMENTS

For the period December 28, 2007 (commencement of operations) through May 31, 2008, purchases and sales of investment securities, other than short-term investments were as follows:

At May 31, 2008, the appreciation (depreciation) of investments for tax purposes, was as follows:

At May 31, 2008, the aggregate cost of securities for federal income tax purposes, was $78,751,460.

NOTE 5. ESTIMATES

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

NOTE 6. BENEFICIAL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the fund, under Section 2(a)(9) of the Investment Company Act of 1940. As of May 31, 2008, Ameritrade, Inc., for the benefit of others, owned 69.68% of the Fund and thus may be deemed to control the Fund.

NOTE 7. DISTRIBUTIONS TO SHAREHOLDERS

On December 28, 2007, an income distribution of $0.004 per share or $13,143 was made to shareholders of record on December 27, 2007.

OTHER INFORMATION

The Fund’s Statement of Additional Information (“SAI”) includes additional information about the trustees and is available without charge, upon request. You may call toll-free at (888) 711-2837 (Auer) to request a copy of the SAI or to make shareholder inquiries.

APPROVAL OF MANAGEMENT AGREEMENT (Unaudited)

The Management Agreement (the “Agreement”) between the Trust and SBAuer Funds, LLC (the “Advisor"), on behalf of the Auer Growth Fund (the “Fund”), was considered by the Board of Trustees, including a majority of Trustees who are not interested persons of the Trust or interested parties to the Agreement (collectively, the “Independent Trustees” and each an “Independent Trustee”) at in-person meetings held on September 10, 2007 and November 11 and 12, 2007.

In reaching its decision to approve the Agreement, the Board took into account a combination of factors, including the nature and quality of services provided by the Advisor, the past performance of similar managed portfolios by the Advisor, and the proposed fees and projected expenses of the Fund. The Board did not identify any single factor as all important or controlling, and this summary does not detail all the matters considered.

The Trustees met with representatives of the Advisor at the September 2007 meeting. The majority owner of the Advisor and portfolio manager for the Fund reviewed his experience with the Trustees and outlined the growth investment strategy he intended to use for the Fund. He also discussed the performance of the family accounts managed since 1987 using the same strategy that the Advisor would use to manage the Fund. After representatives of the Advisor left the meeting, the Trustees discussed the portfolio manager's qualifications to manage the Fund and reviewed additional materials regarding the Advisor, projected operating expenses for the Fund prepared by the Administrator of the Trust and a personal financial statement of the portfolio manager showing substantial personal assets. The Trustees noted that the portfolio manager has over 20 years experience as a registered representative of a Wall Street firm. They noted that although he has no prior experience managing a mutual fund, the portfolio manager's family accounts managed since 1987 using the same growth strategy that the Advisor will use to manage the Fund have achieved annualized returns substantially in excess of the S&P 500 Index since their inception. Specifically, the Board noted that the family accounts achieved annualized returns of over 33% from December 31, 1986 to September 15, 2007, compared to 11% and 12% annualized returns for the S&P 500 Index and Russell Value Index respectively for the same period. They also noted that the family has agreed to invest substantial assets in the Fund as soon as the shares are available to the public. The Trustees also noted that the portfolio manager has agreed to invest a minimum of $75,000 in the Fund, and to grant a security interest to the Trust to support the Advisor’s obligation to pay Fund expenses.

The Trustees also received reports from the Trust's Chief Compliance Officer related to the Advisor's code of ethics and its compliance policies and procedures, indicating that, based upon his review, the policies and procedures of the Advisor were reasonably designed to prevent violations of the securities laws. The Trust's Chief Compliance Officer reported that an on-site inspection of the Advisor would be conducted before the Fund commenced operations.

The Trustees then reviewed and compared the proposed expenses of the Fund to the expenses of the peer group selected by the Administrator. The Board noted that the Fund’s proposed management fee of 1.50% was equal to the maximum fee for its peer group. However, they also noted that the new Advisor has agreed to cap the Fund’s total annual operating expense at 1.95%. They also noted that the Fund’s total expense ratio, after fee waiver and reimbursement, would by less than the maximum expense ratio of 2.73% for its peer group.

After having requested and evaluated information which the Board deemed necessary to evaluate the terms of the Management Agreement between the Trust and SBAuer Funds, LLC, on behalf of the Auer Growth Fund, the Board of Trustees determined that the proposed Management Agreement was fair and in the best interests of the Auer Growth Fund and its shareholders. The Trustees of the Trust (including each Trustee who is not an “interested person” of the Trust, as defined in the Investment Company Act of 1940) unanimously approved the appointment of SBAuer Funds, LLC to serve as the investment adviser to the Auer Growth Fund under the terms and conditions set forth in the Management Agreement.

PROXY VOTING

This is the first filing, but in the future a description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities and information regarding how the Fund voted those proxies during the most recent twelve month period ended June 30 is available without charge upon request by (1) calling the Funds at (888) 711-2837 (Auer) and (2) from Fund documents filed with the Securities and Exchange Commission (“SEC”) on the SEC’s website at www.sec.gov.

TRUSTEES

Stephen A. Little, Chairman

Gary E. Hippenstiel

Daniel J. Condon

Ronald C. Tritschler

Kenneth G.Y. Grant

Nancy V. Kelly

OFFICERS

Anthony J. Ghoston, President

John Swhear, Senior Vice-President

William J. Murphy, Interim Treasurer and Chief Financial Officer

Heather A. Bonds, Secretary

Lynn Wood, Chief Compliance Officer

INVESTMENT ADVISOR

SBAuer Funds, LLC
10401 N. Meridian Street, Suite 100

Indianapolis, IN 46290

DISTRIBUTOR

Unified Financial Securities, Inc.

2960 North Meridian Street, Suite 300

Indianapolis, IN 46208

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Cohen Fund Audit Services, Ltd.

800 Westpoint Parkway, Suite 1100

Westlake, OH 44145

LEGAL COUNSEL

Thompson Coburn LLP

One US Bank Plaza

St. Louis, MO 63101

LEGAL COUNSEL TO THE INDEPENDENT TRUSTEES

Thompson Hine LLP

312 Walnut St., 14th Floor

Cincinnati, OH 45202

CUSTODIAN

Huntington National Bank

41 South Street

Columbus, OH 43125

ADMINISTRATOR, TRANSFER AGENT AND FUND ACCOUNTANT

Unified Fund Services, Inc.

2960 North Meridian Street, Suite 300

Indianapolis, IN 46208

This report is intended only for the information of shareholders or those who have received the Fund’s prospectus which contains information about the Fund’s management fee and expenses. Please read the prospectus carefully before investing.

Distributed by Unified Financial Securities, Inc.

Member FINRA/SIPC

Bell Worldwide Trends Fund

Semi-Annual Report

May 31, 2008

(Unaudited)

Fund Advisor:

Bell Investment Advisors, Inc.

1111 Broadway, Suite 1630

Oakland, CA 94607

Toll Free: (888) 592-2355

Bell Worldwide Trends Fund

Management’s Discussion & Analysis

The Bell Worldwide Trends Fund returned 2.50% from its inception on December 20, 2007 to May 31, 2008. In comparison, our benchmark—the MSCI All Country World Index—lost 0.06% during the same period.

The volatility that has plagued the equity markets since our fund’s inception largely stemmed from the ongoing problems in the financial sector, which have been a result of declining home prices nationwide and the rising defaults of mortgages. Financial institutions face the two-headed problem of both deteriorating financial health due to ownership of large amounts of mortgage-related securities and declining earnings due to write-offs of bad debt and also a significant slowing in lending activity. The weakness in the financial sector has investors nervous about slowing growth—and possibly a recession—in the United States leading to slowing growth worldwide.

Our best-performing investment since our fund’s inception was the iShares S&P North American Natural Resources Sector Index Fund, which produced a double-digit gain. The energy and materials sectors—the only two sectors of which this fund is comprised—were the only two broad sectors to produce gains in the first five months of the year.

Two funds that were purchased in the last two months had an immediate positive effect on our fund’s performance. The SPDR S&P Oil & Gas Exploration & Production Exchange-Traded Fund (“ETF”), an energy play that was first purchased in April, produced an 8% return by the end of May. Due to concerns about inflation, we added exposure to commodities over the last few months with our largest investment in the iPath Dow Jones-AIG Commodity Index Total Return Exchange-Traded Note (“ETN”), which produced a small gain by the end of May.

We added exposure to commodities as well as a currency strategy via the PowerShares DB G10 Currency Harvest Fund due to its strong, relative performance momentum and its lack of correlation to equities. We view the uncorrelated nature of the assets in this PowerShares Fund as a way to help reduce the overall portfolio’s volatility without sacrificing growth.

On the negative side, the other two commodities funds that were added to the portfolio fared the worse through May 31. Our position in the PowerShares DB Agriculture Fund was down 13% while our position in the PowerShares DB Precious Metals Fund was down 10%. However, we remain committed to these two funds due to their strong longer-term momentum and our concerns about inflation.

We sold two investments since the fund’s inception—both of which were international investments. They were the DJ Euro Stoxx 50 ETF and the iShares MSCI Pacific ex-Japan Index Fund. These investments were sold in an effort to decrease our exposure to Europe, Asia, and Australasia. Only the DJ Euro Stoxx 50 ETF was sold at a loss.

Despite our shift away from Europe, Asia, and Australasia due to concerns about growth and momentum, we still have slightly more of the portfolio allocated towards international investments than domestic ones. We continue to be attracted to mid to large cap growth funds in the United States on a momentum and valuation basis. Internationally, we are overallocated to Latin America and Canada—markets that we think will continue to benefit from the rising prices of commodities.

In terms of sectors, we remain as overallocated to energy and materials as we were at the beginning of the year. Since inception, we significantly cut our exposure to financials as we feel that the sector’s problems may get worse before they get better. We also significantly increased our allocation to consumer staples as a hedge against a slowing economy.

Matthew King, CFA	Dana Nelson
Portfolio Manager	Portfolio Manager

The views expressed are those of the advisor as of May 31, 2008 and are not intended as a forecast or as investment recommendations.

Investment Results

The performance quoted represents past performance, which does not guarantee future results. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by calling 1-888-592-2355.

*	Return figures reflect any change in price per share and assume the reinvestment of all distributions.

** The MSCI ACWI Index is an unmanaged benchmark that assumes reinvestment of all distributions and excludes the effect of taxes and fees. The Index is a widely recognized unmanaged index of equity prices and is representative of a broader market and range of securities than is found in the Fund’s portfolio. Individuals cannot invest directly in the Index; however, an individual can invest in exchange-traded funds or other investment vehicles that attempt to track the performance of a benchmark index.

The Fund’s investment objectives, risks, charges and expenses must be considered carefully before investing. The prospectus contains this and other important information about the investment company and may be obtained by calling the same number as above. Please read it carefully before investing. The Fund is distributed by Unified Financial Securities, Inc. Member FINRA.

The chart above assumes an initial investment of $10,000 made on December 20, 2007 (commencement of Fund operations) and held through May 31, 2008. THE FUND’S RETURN REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. The MSCI ACWI Index is a widely recognized unmanaged index of equity prices and is representative of a broader market and range of securities than is found in the Fund’s portfolio. Individuals cannot invest directly in the Index; however, an individual can invest in exchange-traded funds or other investment vehicles that attempt to track the performance of a benchmark index. The returns shown do not reflect deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Investment returns and principal values will fluctuate so that your shares, when redeemed, may be worth more or less than their original purchase price.

Current performance may be lower or higher than the performance data quoted. For more information on the Bell Worldwide Trends Fund, and to obtain performance data current to the most recent month end, please call 1-888-592-2355. You should carefully consider the investment objectives, potential risks, management fees, and charges and expenses of the Fund before investing. The Fund’s prospectus contains this and other information about the Fund, and should be read carefully before investing.

The Fund is distributed by Unified Financial Services, Inc., member FINRA.

FUND HOLDINGS– (Unaudited)

1As a percent of net assetsThe Fund invests in a portfolio of other investment companies, primarily exchange-traded funds (“ETFs”) and mutual funds offered on a no-load basis, based on an asset allocation methodology developed by the Fund’s advisor, Bell Investment Advisors, Inc.

AVAILABILITY OF PORTFOLIO SCHEDULE

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Form N-Qs are available at the SEC’s website at www.sec.gov. The Fund’s Form N-Qs may be reviewed and copied at the Public Reference Room in Washington DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

ABOUT YOUR FUND'S EXPENSES

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, such as redemption fees; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period (December 20, 2007) and held for the entire period through May 31, 2008.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Bell Worldwide Trends Fund	Beginning Account Value	Ending Account Value May 31, 2008	Expenses Paid During the Period Ended May 31, 2008
Actual*	$1,000.00	$1,025.00	$6.80
Hypothetical **	$1,000.00	$1,017.50	$7.56

* Expenses are equal to the Fund’s annualized expense ratio of 1.50%, multiplied by the average account value over the period, multiplied by 164/366 (to reflect the period since commencement of Fund operations on December 20, 2007).

** Assumes a 5% return before taxes. The hypothetical example is calculated based on a six month period from December 1, 2007 to May 31, 2008, and expenses are equal to the Fund’s annualized expense ratio of 1.50% multiplied by the average account value over the period, multiplied by 183/366 (to reflect the partial year period).

Bell Worldwide Trends Fund
Schedule of Investments
May 31, 2008
(Unaudited)

	Shares	Value

Exchange-Traded Funds - 89.73%
iShares Dow Jones U.S. Oil Equipment & Services Index Fund	243	$ 18,147
iShares MSCI Brazil Index Fund	590	58,552
iShares MSCI Canada Index Fund	1,917	67,114
iShares MSCI EAFE Growth Index Fund	5,273	409,290
iShares MSCI Mexico Index Fund	742	46,731
iShares MSCI Singapore Index Fund	2,652	36,438
iShares MSCI Spain Index Fund	600	37,458
iShares MSCI Switzerland Index Fund	1,650	42,752
iShares S&P Global Materials Index Fund	1,006	86,627
iShares S&P North American Natural Resources Sector Index Fund	1,345	201,911
PowerShares DB Agriculture Fund (a)	962	34,007
PowerShares DB G10 Currency Harvest Fund (a)	5,938	161,395
PowerShares DB Precious Metals Fund (a)	877	28,799
PowerShares Dynamic Mid Cap Growth Portfolio	6,581	156,036
SPDR S&P Oil & Gas Exploration & Production ETF	485	31,413
Vanguard Consumer Staples ETF	3,129	218,561
Vanguard Growth ETF	2,420	153,888

TOTAL EXCHANGE-TRADED FUNDS (Cost $1,704,106)		1,789,119

Exchange-Traded Notes - 2.68%
iPATH Dow Jones-AIG Commodity Index Total Return Note (a)	814	53,317

TOTAL EXCHANGE-TRADED NOTES (Cost $52,714)		53,317

Unit Investment Trusts - 4.09%
BLDRS Emerging Markets 50 ADR Index Fund	1,446	81,583

TOTAL UNIT INVESTMENT TRUSTS (Cost $74,330)		81,583

Money Market Securities - 2.99%
Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio, 2.77% (b)	59,563	59,563

TOTAL MONEY MARKET SECURITIES (Cost $59,563)		59,563

TOTAL INVESTMENTS (Cost $1,890,713) - 99.49%		$1,983,582

Other assets less liabilities - 0.51%		10,217

TOTAL NET ASSETS - 100.00%		$1,993,799

(a) Non-income producing.
(b) Variable rate security; the money market rate shown represents the rate at May 31, 2008.

*See accompanying notes which are an integral part of these financial statements.

Bell Worldwide Trends Fund
Statement of Assets and Liabilities
May 31, 2008
(Unaudited)

Assets
Investments in securities, at market value (cost $1,890,713)	$ 1,983,582
Receivable for fund shares sold	2,500
Interest receivable	205
Receivable due from advisor (a)	16,365
Prepaid expenses	9,418
Total assets	2,012,070

Liabilities
Payable to administrator, fund accountant and transfer agent	5,327
Payable to custodian	1,954
Accrued trustee & officer expenses	413
Other accrued expenses	10,577
Total liabilities	18,271

Net Assets	$ 1,993,799

Net Assets consist of:
Paid in capital	$ 1,905,986
Accumulated undistributed net investment (loss)	(3,623)
Accumulated net realized (loss) on investments	(1,433)
Net unrealized appreciation on investments	92,869

Net Assets	$ 1,993,799

Shares outstanding (unlimited amount authorized)	194,513

Net asset value and offering price per share	$ 10.25

Redemption Price per share ($10.25 * 99%) (b)	$ 10.15

(a) See Note 3 in the Notes to the Financial Statements.
(b) A redemption fee of 1.00% is charged on shares held less than 30 calendar days.

*See accompanying notes which are an integral part of these financial statements.

Bell Worldwide Trends Fund
Statement of Operations
For the period ended May 31, 2008 (a)
(Unaudited)

Investment Income
Dividend income	$ 1,093
Interest income	764
Total Income	1,857

Expenses
Investment advisor fees (b)	2,701
Transfer agent expenses	18,377
Administration expenses	13,504
Registration expenses	13,068
Fund accounting expenses	10,890
Legal expenses	5,446
Auditing expenses	5,228
Custodian expenses	2,614
Trustee expenses	2,396
CCO expenses	2,396
Pricing expenses	1,307
Miscellaneous expenses	879
Report printing expenses	871
Total Expenses	79,677
Expenses waived and reimbursed by advisor (b)	(74,197)
Net operating expenses	5,480
Net Investment (Loss)	(3,623)

Realized & Unrealized Gain (Loss)
Net realized (loss) on investment securities	(1,433)
Change in unrealized appreciation (depreciation)
on investment securities	92,869
Net realized and unrealized gain on investment securities	91,436
Net increase in net assets resulting from operations	$ 87,813

(a) For the period December 20, 2007 (commencement of operations) through May 31, 2008.
(b) See Note 3 in the Notes to the Financial Statements.

*See accompanying notes which are an integral part of these financial statements.

Bell Worldwide Trends Fund
Statement of Changes In Net Assets

Period ended
May 31, 2008
Increase in Net Assets Due to:	(Unaudited) (a)
Operations
Net investment (loss)	$ (3,623)
Net realized (loss) on investment securities	(1,433)
Change in unrealized appreciation (depreciation) on investment securities	92,869
Net increase in net assets resulting from operations	87,813

Capital Share Transactions
Proceeds from shares sold	1,906,037
Amount paid for shares repurchased	(51)
Net increase in net assets resulting
from share transactions	1,905,986
Total Increase in Net Assets	1,993,799

Net Assets
Beginning of period	-

End of period	$ 1,993,799

Accumulated undistributed net investment (loss) included in net assets	$ (3,623)

Capital Share Transactions
Shares sold	194,518
Shares repurchased	(5)

Net increase from capital share transactions	194,513

(a) For the period December 20, 2007 (commencement of operations) through May 31, 2008.

*See accompanying notes which are an integral part of these financial statements.

Bell Worldwide Trends Fund
Financial Highlights
(For a share outstanding during the period)

	Period ended
	May 31, 2008
	(Unaudited) (a)
Selected Per Share Data
Net asset value, beginning of period	$ 10.00
Income from investment operations
Net investment income (loss)	(0.02)
Net realized and unrealized gain (loss)	0.27
Total from investment operations	0.25

Net asset value, end of period	$ 10.25

Total Return (b)	2.50%	(c)

Ratios and Supplemental Data
Net assets, end of period (000)	$ 1,994
Ratio of expenses to average net assets	1.50%	(d)
Ratio of expenses to average net assets
before waiver & reimbursement	21.81%	(d)
Ratio of net investment income (loss) to
average net assets	(0.99)%	(d)
Ratio of net investment income (loss) to
average net assets before waiver & reimbursement	(21.30)%	(d)
Portfolio turnover rate	10.05%

(a) For the period December 20, 2007 (commencement of operations) to May 31, 2008.
(b) Total return represents the rate the investor would have earned or lost on an investment in the Fund, assuming reinvestment of dividends.
(c) Not annualized.
(d) Annualized.

*See accompanying notes which are an integral part of these financial statements.

Bell Worldwide Trends Funds

Notes to the Financial Statements

May 31, 2008

(Unaudited)

NOTE 1.	ORGANIZATION

The Bell Worldwide Trends Fund (the “Fund”) was organized as a diversified series of the Unified Series Trust (the “Trust”) on September 10, 2007. The Fund commenced operations on December 20, 2007. The Trust is an open-end investment company established under the laws of Ohio by an Agreement and Declaration of Trust dated October 17, 2002 (the “Trust Agreement”). The Trust Agreement permits the Trustees to issue an unlimited number of shares of beneficial interest of separate series. The Fund is one of a series of funds currently authorized by the Trustees. The Fund’s investment advisor is Bell Investment Advisors, Inc. (the “Advisor”). The investment objective of the Fund is to provide long-term capital appreciation.

NOTE 2.	SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by each Fund in the preparation of its financial statements.

Securities Valuation - Equity securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices more accurately reflect the fair market value of such securities. Securities that are traded on any stock exchange are generally valued by the pricing service at the last quoted sale price. Lacking a last sale price, an exchange traded security is generally valued by the pricing service at its last bid price. Securities traded in the NASDAQ over-the-counter market are generally valued by the pricing service at the NASDAQ Official Closing Price. When market quotations are not readily available, when the Advisor determines that the market quotation or the price provided by the pricing service does not accurately reflect the current market value or when restricted or illiquid securities are being valued, such securities are valued as determined in good faith by the Advisor, in conformity with guidelines adopted by and subject to review of the Board.

Fixed income securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices accurately reflect the fair market value of such securities. A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. If the Advisor decides that a price provided by the pricing service does not accurately reflect the fair market value of the securities, when prices are not readily available from a pricing service or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Advisor, in conformity with guidelines adopted by and subject to review of the Board of Trustees. Short-term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value.

In accordance with the Trust’s good faith pricing guidelines, the Advisor is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above. No single standard for determining fair value controls, since fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of an issue of securities being valued by the Advisor would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale. Methods which are in accord with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods. Good faith pricing is permitted if, in the advisor’s opinion, the validity of market quotations appears to be questionable based on factors such as evidence of a thin market validity of market quotations appears to be questionable based on factors such as evidence of a thin market in the security based on a small number of quotations, a significant event occurs after the close of a market but before a Fund’s NAV calculation that may affect a security’s value, or the advisor is aware of any other data that calls into question the reliability of market quotations.

Bell Worldwide Trends Funds

Notes to the Financial Statements

May 31, 2008 - continued

(Unaudited)

NOTE 2.	SIGNIFICANT ACCOUNTING POLICIES- continued

Federal Income Taxes – The Fund makes no provision for federal income tax. The Fund intends to qualify each year as a “regulated investment company” under subchapter M of the Internal Revenue Code of 1986, as amended, by distributing all of its taxable income. If the required amount of net investment income is not distributed, the Fund could incur a tax expense.

Expenses – Expenses incurred by the Trust that do not relate to a specific fund of the Trust are allocated to the individual funds based on each fund’s relative net assets or another appropriate basis (as determined by the Board).

Security Transactions and Related Income – The Fund follows industry practice and records security transactions on the trade date. The specific identification method is used for determining gains or losses for financial statements and income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Discounts and premiums on securities purchased are amortized or accreted using the effective interest method. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.

Dividends and Distributions – Distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. The Fund intends to distribute its net investment income, net realized long-term capital gains and net realized short-term capital gains at least once a year. The treatment for financial reporting purposes of distributions made to shareholders during the year from net investment income or net realized capital gains may differ from their ultimate treatment for federal income tax purposes.

Accounting for Uncertainty in Income Taxes – Effective December 20, 2007, the Fund adopted the provisions of Financial Accounting Standards Board Interpretation No. 48 (“FIN 48”), “Accounting for Uncertainty in Income Taxes”, a clarification of FASB Statement No. 109, “Accounting for Income Taxes”. FIN 48 establishes financial reporting rules regarding recognition and measurement of tax positions taken or expected to be taken on a tax return. FIN 48 was applied to all open tax years as of the effective date. The adoption of FIN 48 had no impact on the Fund’s net assets or results of operations.

As of and during the period ended May 31, 2008, the Fund did not have a liability for any unrecognized tax benefits. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the statements of operations. During the period ended May 31, 2008, the Fund did not incur any interest or penalties. As this is the Fund’s first fiscal year, the Fund is not subject to examination by U.S. federal tax authorities for any prior tax years.

Fair Value Measurements - The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”), effective December 20, 2007. In accordance with FAS 157, fair value is defined as the price that the Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. FAS 157 established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Bell Worldwide Trends Funds

Notes to the Financial Statements

May 31, 2008 - continued

(Unaudited)

NOTE 2.	SIGNIFICANT ACCOUNTING POLICIES- continued

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities
•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments)

The following is a summary of the inputs used as of May 31, 2008 in valuing the Fund’s assets carried at fair value:

Valuation Inputs	Investments in Securities	Other Financial Instruments (i.e., off-balance sheet items)*
Level 1 – Direct Market Prices in Observable Markets or Quoted Prices	$ 1,924,019	$ -
Level 2 – Other Significant Observable Inputs	$ 59,563	$ -
Level 3 – Internal Unobservable Inputs	$ -	$ -
Total	$ 1,983,582	$ -

*Other financial instruments include call options, futures, forwards, and swap contracts.

FAS 157 requires a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value. The Fund did not hold any assets at any time during the reporting period in which significant unobservable inputs were used in determining fair value; therefore, no reconciliation is included for this reporting period.

NOTE 3.	FEES AND OTHER TRANSACTIONS WITH AFFILIATES

Under the terms of the management agreement (the “Agreement”), the Advisor manages the Fund’s investments subject to approval of the Board. As compensation for its management services, the Fund is obligated to pay the Advisor a fee computed and accrued daily and paid monthly at an annual rate of 0.75% of the average daily net assets of the Fund. For the period December 20, 2007 (commencement of operations) through May 31, 2008, the Advisor earned fees of $2,701, before the waiver described below. The Advisor contractually has agreed to waive its management fee and/or reimburse expenses to the extent necessary to maintain net annual operating expenses, excluding brokerage fees and commissions, borrowing costs (such as interest and dividend expenses on securities sold short), taxes, any 12b-1 fees, extraordinary expenses and indirect expenses (such as fees and expenses of acquired funds), at 1.50% of the average daily net assets of the Fund through December 31, 2009. For the period December 20, 2007 (commencement of operations) through May 31, 2008, the Advisor waived fees and reimbursed expenses of $74,197. As of May 31, 2008, the Advisor owed $16,365 to the Fund.

Each waiver or reimbursement by the Advisor is subject to repayment by the Fund within the three fiscal years following the fiscal year in which the particular waiver or reimbursement occurred; provided that the Fund is able to make the repayment without exceeding the 1.50% expense limitation. $74,197 may be subject to potential repayment by the Fund to the Advisor no later than November 30, 2011.

The Trust retains Unified Fund Services, Inc. (“Unified”) to manage the Fund’s business affairs and provide the Fund with administrative services, including all regulatory reporting and necessary office equipment and personnel. For the period December 20, 2007 (commencement of operations) through May 31, 2008, Unified received fees of $13,504 for administrative services provided to the Fund. As of May 31, 2008, the Fund owed $2,437 to Unified for administrative services. Certain officers of the Trust are members of management and/or employees of Unified. Unified operates as a wholly-owned subsidiary of Huntington Bancshares, Inc., the parent company of the principal distributor of the Fund and Huntington National Bank, the custodian of the Fund’s investments (the “Custodian”). A Trustee of the Trust is a member of management of the Custodian. For the period December 20, 2007 (commencement of operations) through May 31, 2008, the Custodian earned fees of $2,614 for custody services provided to the Fund. At May 31, 2008, the Fund owed the Custodian $1,954.

Bell Worldwide Trends Funds

Notes to the Financial Statements

May 31, 2008 - continued

(Unaudited)

NOTE 3.	FEES AND OTHER TRANSACTIONS WITH AFFILIATES - continued

The Trust retains Unified to act as the Fund’s transfer agent and to provide fund accounting services. For the period December 20, 2007 (commencement of operations) through May 31, 2008, Unified received transfer agent fees of $9,342 and $9,035 for reimbursement of out-of-pocket expenses from the Fund. As of May 31, 2008, the Fund owed Unified $588 for transfer agency services and $103 for reimbursement of out-of-pocket expenses. For the period December 20, 2007 (commencement of operations) through May 31, 2008, Unified received fees of $10,890 for fund accounting services provided to the Fund As of May 31, 2008, the Fund owed $2,199 to Unified for fund accounting services.

The Fund retains Unified Financial Securities, Inc. (the “Distributor”) to act as the principal distributor of the Fund’s shares. There were no payments made by the Fund to the Distributor during the period December 20, 2007 (commencement of operations) through May 31, 2008. A Trustee of the Trust is a member of management of Huntington National Bank, a subsidiary of Huntington Bancshares, Inc. (the parent of the Distributor) and an officer of the Trust is an officer of the Distributor and such persons may be deemed to be affiliates of the Distributor.

The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act. The Plan provides that the Fund will pay the Advisor and/or any registered securities dealer, financial institution or any other person (the “Recipient”) a shareholder servicing fee of 0.25% of the average daily net assets of the Fund in connection with the promotion and distribution of the Fund’s shares or the provision of personal services to shareholders, including, but not necessarily limited to, advertising, compensation to underwriters, dealers and selling personnel, the printing and mailing of prospectuses to other than current Fund shareholders, the printing and mailing of sales literature and servicing shareholder accounts (“12b-1 Expenses”). The Fund or Advisor may pay all or a portion of these fees to any Recipient who renders assistance in distributing or promoting the sale of shares, or who provides certain shareholder services, pursuant to a written agreement. The Plan is a compensation plan, which means that compensation is provided regardless of 12b-1 Expenses actually incurred. It is anticipated that the Plan will benefit shareholders because an effective sales program typically is necessary in order for the Fund to reach and maintain a sufficient size to achieve efficiently its investment objectives and to realize economies of scale. The Advisor does not currently intend to activate the Plan during the first year of operations but may do so at any time.

NOTE 4.	INVESTMENTS TRANSACTIONS

For the period ended May 31, 2008, purchases and sales of investment securities, other than short-term investments and short-term U.S. government obligations were as follows:

Bell Worldwide Trends Funds

Notes to the Financial Statements

May 31, 2008 - continued

(Unaudited)

NOTE 4.	INVESTMENTS TRANSACTIONS - continued

For the period ended May 31, 2008, purchases and sales of investment securities, other than short-term investments and short-term U.S. government obligations were as follows:

As of May 31, 2008, the net unrealized appreciation of investments for tax purposes was as follows:

At May 31, 2008, the aggregate cost of securities for federal income tax purposes was $1,890,713.

NOTE 5.	ESTIMATES

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

NOTE 6.	RELATED PARTY TRANSACTIONS

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the fund, under Section 2(a)(9) of the Investment Company Act of 1940. As of May 31, 2008, Charles Schwab & Co., held in omnibus accounts for the benefit of their customers, 92.08% of the Fund’s shares. As a result, they may be deemed to control the Fund. The Advisor owned 4.80% of the Fund’s shares.

NOTE 7.	DISTRIBUTIONS TO SHAREHOLDERS

As of May 31, 2008, the Fund has not paid any distributions to shareholders.

MANAGEMENT AGREEMENT APPROVAL

(Unaudited)

The Management Agreement (the “Agreement”) between the Trust and Bell Investment Advisors, Inc. (the “Advisor"), on behalf of the Bell Worldwide Trends Fund (the “Fund”), was considered by the Board of Trustees, including a majority of Trustees who are not interested persons of the Trust or interested parties to the Agreement (collectively, the “Independent Trustees” and each an “Independent Trustee”) at in-person meetings held on September 10, 2007 and November 11 and 12, 2007.

In reaching its decision to approve the Agreement, the Board took into account a combination of factors, including the nature and quality of services provided by the Advisor, the past performance of similar managed portfolios by the Advisor, and the proposed fees and projected expenses of the Fund. The Board did not identify any single factor as all important or controlling, and this summary does not detail all the matters considered.

The Trustees met with representatives of the Advisor, including the Advisor's portfolio manager, investment analyst and business development director, at the September 2007 meeting. The portfolio manager for the Fund presented and reviewed a written summary of the firm and the Advisor's plans and projections for the Fund. The portfolio manager noted that the Advisor was founded in 1991 and currently has in excess of $550 million in assets under management. The portfolio manager also explained his reasons for wanting to start a mutual fund and stated that the Advisor has the financial capacity to pay the Fund initial organization and ongoing operating expenses, even if the Fund is not profitable for several years. The portfolio manager also explained the Fund's proposed investment strategy and his success utilizing a similar strategy for the Advisor's advisory accounts. He then reviewed a comparison of the performance of the accounts with the performance of the S&P 500 Index. The Advisor then explained the proposed fee structure of the Fund. The portfolio manager then discussed the proposed marketing and distribution plan for the Fund, which included provisions for a 0.25% 12b-1 fee, although the portfolio manager indicated the Fund would not immediately activate the 12b-1 plan. After representatives of the Advisor left the meeting, the Trustees discussed the portfolio manager's qualifications to manage the Fund and reviewed additional materials regarding the Advisor, including the Mutual Fund Portfolio Organization Agreement and Document of Understanding between the Advisor and the Administrator, the Advisor's Form ADV and the Advisor's balance sheet and profit and loss statement for 2006 and 2007.

The Trust's Chief Compliance Officer also reported that he had conducted a review of the Advisor's compliance policies and procedures, including the Advisor's code of ethics, and determined based on his review that they were reasonable designed to prevention violations of the securities laws.

The Trustees then reviewed and compared the proposed expenses of the Fund to the expenses of the peer group selected by the Administrator. The Board noted that the Fund’s proposed management fee of 0.75% was higher than the average management fee for equity mutual funds, but lower than the maximum management fee of 1.15%. However, they also noted that the Fund’s total expense ratio, after fee waiver and reimbursement by the Advisor, would by slightly lower than the average expense ratio for equity mutual funds.

In considering whether to approve the Management Agreement between the Trust and the Advisor on behalf of the Fund, the Trustees noted: (i) the Advisor has over 15 years experience as a registered investment adviser; and that, although the Advisor has no prior experience managing a mutual fund, it has managed private clients accounts since 1999 using a similar strategy; and that the private accounts’ annualized return, net of fees and expenses, has substantially exceeded the returns of the S&P 500 Index, (ii) The Trustees have noted that the Advisor has stated that its soft dollar arrangements, pursuant to which brokerage commissions are directed to broker-dealers who provide research services to the Advisor, will fall within the safe harbor of Section 28(e) of the Securities Exchange Act of 1934, (iii) The Trustees noted that that the Advisor is a financially stable firm, and that it has agreed to invest a minimum of $75,000 in the Fund, and has agreed to cap the Fund’s total annual operating expenses, with certain typical exceptions, at 1.50% for the Fund’s initial two fiscal years, (iv) The Trustees reviewed and discussed the Fund’s proposed management fee of 0.75%, along with fee comparisons for similar funds, and (v) The Trustees noted that the Fund’s proposed management fee was higher than the average management fee for equity mutual funds, but lower than the maximum management fee of 1.15% for its peer group and most importantly, that the Fund’s total expense ratio, after fee waiver and reimbursement by the Advisor, would be slightly lower than the average expense ratio for equity mutual funds.

MANAGEMENT AGREEMENT APPROVAL

(Unaudited) - continued

Having requested and evaluated information which the Board deemed necessary to evaluate the terms of the Management Agreement between the Trust and the Advisor, on behalf of the Fund, the Board of Trustees determined, for reasons set forth above, that the Management Agreement is fair and in the best interests of the Fund and its shareholders. The Trustees of the Trust (including each Trustee who is not an “interested person” of the Trust, as defined in the Investment Company Act of 1940) unanimously approved the appointment of the Advisor to serve as the investment adviser to the Fund under the terms and conditions set forth in the Management Agreement.

PROXY VOTING

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge upon request by (1) calling the Fund at (888) 592-2355 or (2) from Fund documents filed with the Commission on the Commission's website at www.sec.gov.

TRUSTEES

Stephen A. Little, Chairman

Gary E. Hippenstiel

Daniel J. Condon

Ronald C. Tritschler

Ken Grant

Nancy V. Kelly

OFFICERS

Anthony J. Ghoston, President

John C. Swhear, Senior Vice President

William J. Murphy, Interim Treasurer and Chief Financial Officer

Heather A. Bonds, Secretary

Lynn E. Wood, Chief Compliance Officer

INVESTMENT ADVISER

Bell Investment Advisors, Inc.

1111 Broadway, Suite 1630

Oakland, CA 94607

DISTRIBUTOR

Unified Financial Securities, Inc.

2960 North Meridian Street, Suite 300

Indianapolis, IN 46208

REGISTERED INDEPENDENT PUBLIC ACCOUNTING FIRM

Cohen Fund Audit Services, Ltd.

800 Westpoint Pkwy, Suite 1100

Westlake, OH 44145

LEGAL COUNSEL

Thompson Coburn, LLP

One US Bank Plaza

St. Louis, MO 63101

LEGAL COUNSEL TO THE INDEPENDENT TRUSTEES

Thompson Hine, LLP

312 Walnut Street, 14th Floor

Cincinnati, OH 45202

CUSTODIAN

Huntington National Bank

41 South Street

Columbus, OH 43125

ADMINISTRATOR, TRANSFER AGENT

AND FUND ACCOUNTANT

Unified Fund Services, Inc.

2960 North Meridian Street, Suite 300

Indianapolis, IN 46208

This report is intended only for the information of shareholders or those who have received the Fund’s prospectus which contains information about the Fund’s management fee and expenses. Please read the prospectus carefully before investing.

Distributed by Unified Financial Securities, Inc.

Member FINRA/SIPC

Chinook Emerging Growth Fund

Semi-Annual Report

May 31, 2008

(Unaudited)

Fund Advisor:

Chinook Capital Management, LLC

4380 SW Macadam Ave.

Suite 250

Portland, OR 97239

Toll Free (800) 440-6895

Investment Results (Unaudited)

The performance quoted represents past performance, which does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by calling 1-800-440-6895.

* Return figures reflect any change in price per share and assume the reinvestment of all distributions.

** The Fund commenced operations on March 28, 2005. For performance calculations, the inception date is March

30, 2005, the date the Fund first began to invest in accordance with its stated objective.

*** The Russell 2000 Growth Index (“Index”) is an unmanaged benchmark that assumes reinvestment of all distributions and excludes the effect of taxes and fees. The Index is a widely recognized unmanaged index of equity prices and is representative of a broader market and range of securities than is found in the Fund’s portfolio. Individuals cannot invest directly in this Index; however, an individual can invest in exchange traded funds or other investment vehicles that attempt to track the performance of a benchmark index.

The Fund’s investment objectives, risks, charges and expenses must be considered carefully before investing. The prospectus contains this and other important information about the investment company and may be obtained by calling the same number as above. Please read it carefully before investing. The fund is distributed by Unified Financial Securities, Inc. Member FINRA.

The chart above assumes an initial investment of $100,000 made on March 30, 2005 (commencement of Fund operations) and held through May 31, 2008. The Russell 2000 Growth Index is a widely recognized unmanaged index of equity prices and is representative of a broader market and range of securities than is found in the Fund’s portfolio. Individuals cannot invest directly in the Index; however, an individual can invest in ETF’s or other investment vehicles that attempt to tract the performance of a benchmark index. THE FUND’S RETURN REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. The returns shown do not reflect deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.Investment returns and principal values will fluctuate so that your shares, when redeemed, may be worth more or less than their original purchase price.

Current performance may be lower or higher than the performance data quoted. For more information on the Fund, and to obtain performance data current to the most recent month-end, or to request a prospectus, please call 1-800-440-6895. You should carefully consider the investment objectives, potential risks, management fees, and charges and expenses of the Fund before investing. The Fund’s prospectus contains this and other information about the Fund, and should be read carefully before investing.

The Fund is distributed by Unified Financial Securities, Inc., member FINRA.

Fund Holdings (Unaudited)

1As a percentage of net assets.

The Fund invests primarily in common stocks of small-cap companies that the Fund’s advisor, Chinook Capital Management, LLC, believes offer growth opportunities at a reasonable price. Small-cap companies selected generally will have total market capitalizations that do not exceed $2 billion.

Availability of Portfolio Schedule

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available at the SEC’s website at www.sec.gov. The Fund’s Forms N-Q may be reviewed and copied at the Public Reference Room in Washington DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Summary of Fund’s Expenses (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs (such as short-term redemption fees); and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the six months period (December 1, 2007 through May 31, 2008).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.60), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Expenses shown are meant to highlight your ongoing costs only and do not reflect any transactional costs such as the redemption fee imposed on short-term redemptions. The second line of the table below is useful in comparing ongoing costs only and will not help you determine the relative costs of owning different funds. If incurred, the short-term redemption fee imposed by the Fund would increase your expenses.

Chinook Emerging Growth Fund	Beginning Account Value December 1, 2007	Ending Account Value May 31, 2008	Expenses Paid during the Period December 1, 2007 - May 31, 2008 *
Actual	$1,000.00	$851.49	$6.49
Hypothetical**	$1,000.00	$1,017.99	$7.07

*	Expenses are equal to the Fund’s annualized expense ratio of 1.40%, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the partial year period).
**Assumes a 5% return before expenses.

Schedule of Investments
May 31, 2008
(Unaudited)

Common Stocks - 98.99%	Shares	Value

Computer Communications Equipment - 5.03%
Acme Packet, Inc. (a)	38,007	$ 342,443
F5 Networks, Inc.	10,299	309,485
		651,928

Computer Peripheral Equipment - 2.53%
Aruba Networks, Inc. (a)	52,312	328,519

Electronic Computers - 4.73%
NICE Systems Ltd. (a) (b)	9,295	325,325
Omnicell, Inc. (a)	21,659	287,632
		612,957

Footwear (No Rubber) - 2.05%
Iconix Brand Group, Inc. (a)	18,360	266,220

Insurance Agents, Brokers& Services - 4.08%
eHealth, Inc. (a)	13,583	338,624
HealthExtras, Inc. (a)	6,091	190,344
		528,968

In Vitro & In Vivo Diagnostic Substances - 1.41%
Quidel Corp. (a)	10,704	182,717

Laboratory Analytical Instruments - 1.93%
Integra LifeSciences Holdings (a)	5,965	250,649

Measuring & Controlling Devices - 3.42%
ION Geophysical Corp. (a)	27,030	443,022

Orthopedic, Prosthetic & Surgical Appliances & Supplies - 1.29%
Synovis Life Technologies, Inc. (a)	8,512	166,665

Pharmaceutical Preparations - 3.20%
Sciele Pharma, Inc. (a)	18,909	414,296

Radio & TV Broadcasting & Communications Equipment - 2.70%
Harmonic, Inc. (a)	36,433	350,485

Retail - Apparel & Accessory Stores - 2.08%
Aeropostale, Inc. (a)	7,703	269,143

Retail - Drug Stores and Proprietary Stores - 2.78%
PetMed Express, Inc. (a)	25,876	360,970

Chinook Emerging Growth Fund
Schedule of Investments - continued
May 31, 2008
(Unaudited)

Common Stocks - 98.99% - continued	Shares	Value

Retail - Eating Places - 1.95%
Buffalo Wild Wings, Inc. (a)	7,676	$ 252,924

Retail - Miscellaneous Retail - 2.68%
EZCORP, Inc. - Class A (a)	27,501	347,338

Security Brokers, Dealers & Flotation Companies - 2.31%
optionsXpress Holdings, Inc.	13,087	298,907

Semiconductors & Related Devices - 8.20%
Advanced Analogic Technologies, Inc. (a)	24,332	169,837
AuthenTec, Inc. (a)	16,610	226,394
Diodes, Inc. (a)	11,656	329,049
Exar Corp. (a)	21,717	170,696
Silicon Motion Technology Corp. (a) (b)	8,663	167,369
		1,063,345

Services - Advertising Agencies - 2.36%
ValueClick, Inc. (a)	15,242	306,517

Services - Business Services - 9.52%
Liquidity Services, Inc. (a)	22,463	249,339
Phase Forward, Inc. (a)	15,722	272,619
TeleTech Holdings, Inc. (a)	15,865	409,952
Websense, Inc. (a)	17,157	301,792
		1,233,702

Services - Commercial Physical & Biological Research - 1.38%
Kendle International, Inc. (a)	4,731	178,784

Services - Computer Processing & Data Preparation - 2.60%
CyberSource Corp. (a)	17,356	336,880

Services - Computer Programming, Data Processing, Etc. - 1.53%
GigaMedia Ltd. (a)	11,237	198,221

Services - Computer Programming Services - 7.84%
Advent Software, Inc. (a)	9,203	395,453
Bluephoenix Solutions Ltd. (a)	17,706	190,340
JDA Software Group, Inc. (a)	21,144	431,338
		1,017,131

Services - Management Consulting Services - 3.17%
NIC, Inc. (a)	50,401	411,272

*See accompanying notes which are an integral part of these financial statements.

Chinook Emerging Growth Fund
Schedule of Investments - continued
May 31, 2008
(Unaudited)

Common Stocks - 98.99% - continued	Shares	Value

Services - Prepackaged Software - 11.64%
Blackbaud, Inc.	11,291	$ 267,145
Double-Take Software, Inc. (a)	29,606	386,062
Interwoven, Inc. (a)	26,976	361,748
Kenexa Corp. (a)	14,298	287,962
Tyler Technologies, Inc. (a)	13,103	206,503
		1,509,420

Services - Specialty Outpatient Facilities - 1.48%
Psychiatric Solutions, Inc. (a)	5,265	192,015

Telephone & Telegraph Apparatus - 2.57%
Polycom, Inc. (a)	13,351	332,707

Watches, Clocks, Clockwork Operated Devices/Parts - 2.53%
Fossil, Inc. (a)	10,354	328,325

TOTAL COMMON STOCKS (Cost $12,293,347)		12,834,027

Money Market Securities - 0.08%
Huntington Money Market Fund, 1.35% (c)	10,590	10,590

TOTAL MONEY MARKET SECURITIES (Cost $10,590)		10,590

TOTAL INVESTMENTS (Cost $12,303,937) - 99.07%		$ 12,844,617

Other assets less liabilities - 0.93%		121,144

TOTAL NET ASSETS - 100.00%		$ 12,965,761

(a) Non-income producing.
(b) American Depositary Receipt.
(c) Variable rate security; the money market rate shown represents the rate at May 31, 2008.

*See accompanying notes which are an integral part of these financial statements.

Chinook Emerging Growth Fund
Statement of Assets and Liabilities
May 31, 2008
(Unaudited)

Assets
Investments in securities, at fair value (cost $12,303,937)	$ 12,844,617
Interest receivable	156
Dividend receivable	1,129
Receivable for fund investments sold	261,122
Prepaid expenses	21,354
Total assets	13,128,378

Liabilities
Payable for fund investments purchased	131,987
Payable to administrator, fund accountant, and transfer agent	11,592
Payable to advisor (a)	3,543
Payable to custodian	2,855
Payable to trustees and officers	419
Other accrued expenses	12,221
Total liabilities	162,617

Net Assets	$ 12,965,761

Net Assets consist of:
Paid in capital	$ 14,419,713
Accumulated undistributed net investment income (loss)	(74,369)
Accumulated undistributed net realized gain (loss) from investment transactions	(1,920,263)
Net unrealized appreciation on investments	540,680

Net Assets	$ 12,965,761

Shares outstanding (unlimited number of shares authorized)	1,643,921

Net Asset Value and offering price per share	$ 7.89

Redemption price per share ($7.89 * 99%) (b)	$ 7.81

(a) See Note 3 in the Notes to the Financial Statements.
(b) The Fund charges a 1.00% redemption fee on shares redeemed within 30 calendar days of purchase.
Shares are redeemed at the Net Asset Value if held longer than 30 calendar days.

*See accompanying notes which are an integral part of these financial statements.

Chinook Emerging Growth Fund
Statement of Operations
For the six months ended May 31, 2008
(Unaudited)

Investment Income
Dividend income	$ 15,181
Interest income	4,209
Total Investment Income	19,390

Expenses
Investment advisor fee (a)	70,320
Administration expenses	15,751
Transfer agent expenses	10,559
Fund accounting expenses	9,999
Legal expenses	7,499
Auditing expenses	6,249
Registration expenses	6,001
Custodian expenses	4,200
CCO expenses	2,399
Trustee expenses	2,200
Pricing expenses	1,801
Printing expenses	849
Insurance expenses	509
Miscellaneous expenses	999
Total Expenses	139,335
Less: Fees waived by Advisor (a)	(45,575)
Net operating expenses	93,760
Net Investment (Loss)	(74,370)

Realized & Unrealized Gain (Loss) on Investments
Net realized gain (loss) on investment securities	(1,827,834)
Change in unrealized appreciation (depreciation)
on investment securities	(443,257)
Net realized and unrealized gain (loss) on investment securities	(2,271,091)
Net increase (decrease) in net assets resulting from operations	$(2,345,461)

(a) See Note 3 in the Notes to the Financial Statements.

*See accompanying notes which are an integral part of these financial statements.

Chinook Emerging Growth Fund
Statements of Changes In Net Assets

	Six Months
	Ended	Year
	May	Ended
	31,2008	November
	(Unaudited)	30,2007
Operations
Net investment (loss)	$ (74,370)	$ (123,891)
Net realized gain (loss) on investment securities	(1,827,834)	332,411
Change in unrealized appreciation (depreciation) on investment securities	(443,257)	450,984
Net increase (decrease) in net assets resulting from operations	(2,345,461)	659,504

Distributions
From net realized gain	(351,043)	(2,089,797)

Capital Share Transactions
Proceeds from Fund shares sold	3,034,491	14,530,622
Reinvestment of distributions	348,778	2,089,797
Amount paid for Fund shares repurchased	(3,279,882)	(6,495,307)
Net increase (decrease) in net assets resulting
from capital share transactions	103,387	10,125,112

Total Increase (Decrease) in Net Assets	(2,593,117)	8,694,819

Net Assets
Beginning of period	15,558,878	6,864,059

End of period	$12,965,761	$15,558,878

Accumulated undistributed net investment income
included in net assets at end of period	$ (74,370)	$ -

Capital Share Transactions
Shares sold	373,305	1,428,773
Shares issued in reinvestment of distributions	47,324	227,679
Shares repurchased	(409,861)	(550,453)

Net increase (decrease) from capital share transactions	10,768	1,105,999

*See accompanying notes which are an integral part of these financial statements.

Chinook Emerging Growth Fund
Financial Highlights
(For a share outstanding during the period)

	Six Months
	Ended	Year	Year	Period
	May	Ended	Ended	Ended
	31, 2008	November	November	November
	(Unaudited)	30, 2007	30, 2006	30, 2005(a)

Selected Per Share Data:
Net asset value, beginning of period	$ 9.53	$ 13.02	$ 12.10	$ 10.00

Income from investment operations:
Net investment (loss)	(0.05)	(0.08)	(0.28)	(0.12)
Net realized and unrealized gain on investments	(1.39)	0.96	1.67	2.22
Total from investment operations	(1.44)	0.88	1.39	2.10

Less Distributions to shareholders:
From net realized gain	(0.21)	(4.37)	(0.47)	-

Paid in capital from redemption fees	0.01	-(b)	-	-

Net asset value, end of period	$ 7.89	$ 9.53	$ 13.02	$ 12.10

Total Return (c)	(14.85)% (d)	9.30%	11.93%	21.00%(d)

Ratios and Supplemental Data:
Net assets, end of period (000)	$ 12,966	$ 15,559	$ 6,864	$ 15,961
Ratio of expenses to average net assets	1.40% (e)	1.61% (f)	1.85%	1.85%(e)
Ratio of expenses to average net assets
before reimbursement	2.08%(e)	2.35%	2.82%	2.37% (e)
Ratio of net investment income (loss) to
average net assets	(1.11)% (e)	(1.05)%	(1.65)%	(1.58)% (e)
Ratio of net investment income (loss) to
average net assets before reimbursement	(1.79)% (e)	(1.79)%	(2.62)%	(2.10)% (e)
Portfolio turnover rate	84.70%	122.74%	126.87%	85.33%
(a) For the period March 28, 2005 (the date the Fund commenced operations) through November 30, 2005; except performance calculations which use the inception date of March 30, 2005, the date the Fund first began to invest in its stated objective.

(b) Redemption fees resulted in less than $0.005 per share.
(c) Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of dividends.
(d) Not annualized.
(e) Annualized.
(f) Effective May 31, 2007, the Fund contractually agreed to reduce its expense cap from 1.85% to 1.40%. As a result, the expense ratio shown reflects an expense cap of 1.85% for the period December 1, 2006 to May 30, 2007 and an expense cap of 1.40% for the period May 31, 2007 to November 30, 2007.

*See accompanying notes which are an integral part of these financial statements.

Chinook Emerging Growth Fund

Notes to the Financial Statements

May 31, 2008

(Unaudited)

NOTE 1. ORGANIZATION

Chinook Emerging Growth Fund (the “Fund”) was organized as a diversified series of the Unified Series Trust (the “Trust”) on September 13, 2004. The Trust is an open-end investment company established under the laws of Ohio by an Agreement and Declaration of Trust dated October 17, 2002 (the “Trust Agreement”). The Trust Agreement permits the Board of Trustees to issue an unlimited number of shares of beneficial interest of separate series. The Fund is one of a series of funds currently authorized by the Board of Trustees. The Fund commenced operations on March 28, 2005. For performance calculations, the inception date is March 30, 2005, the date the Fund first began to invest in accordance with its stated objective. The investment advisor to the Fund is Chinook Capital Management, LLC (the “Advisor”). The investment objective of the Fund is to provide long-term capital appreciation.

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

Securities Valuations - Equity securities are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices more accurately reflect the fair market value of such securities. Securities that are traded on any stock exchange are generally valued by the pricing service at the last quoted sale price. Lacking a last sale price, an exchange traded security is generally valued by the pricing service at its last bid price. Securities traded in the NASDAQ over-the~~-~~counter market are generally valued by the pricing service at the NASDAQ Official Closing Price. When market quotations are not readily available, when the Advisor determines that the market quotation or the price provided by the pricing service does not accurately reflect the current market value or when restricted or illiquid securities are being valued, such securities are valued as determined in good faith by the Advisor, in conformity with guidelines adopted by and subject to review by the Board of Trustees of the Trust (the “Board”).

Fixed income securities are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices more accurately reflect the fair market value of such securities. A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. If the Advisor decides that a price provided by the pricing service does not accurately reflect the fair market value of the securities, when prices are not readily available from a pricing service or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Advisor, in conformity with guidelines adopted by and subject to review of the Board. Short-term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value. The ability of issuers of debt securities held by the company to meet their obligations may be affected by economic and political developments in a specific country or region.

In accordance with the Trust’s good faith pricing guidelines, the Advisor is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above. No single standard exists for determining fair value controls, since fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of an issue of securities being valued by the Advisor would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale. Methods which are in accord with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods. Good faith pricing is permitted if, in the Advisor’s opinion, the validity of market quotations appears to be questionable based on factors such as evidence of a thin market in the security based on a small number of quotations, a significant event occurs after the close of a market but before the Fund’s NAV calculation that may affect a security’s value, or the Advisor is aware of any other data that calls into question the reliability of market quotations. Investments in foreign securities, junk bonds, or other thinly traded securities are more likely to trigger fair valuation than other securities.

Chinook Emerging Growth Fund

Notes to the Financial Statements – continued

May 31, 2008

(Unaudited)

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES – continued

Federal Income Taxes – The Fund makes no provision for federal income tax. The Fund intends to qualify each year as a “regulated investment company” under subchapter M of the Internal Revenue Code of 1986, as amended, by distributing all of its net investment income and net realized capital gains. If the required amount of net investment income is not distributed, the Fund could incur a tax expense.

Security Transactions and Related Income - The Fund follows industry practice and records security transactions on the trade date. The specific identification method is used for determining gains or losses for financial statements and income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Discounts and premiums on securities purchased are amortized or accreted using the effective interest method. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.

Expenses – Expenses incurred by the Trust that do not relate to a specific fund of the Trust are allocated to the individual funds based on each fund’s relative net assets or other appropriate basis (as determined by the Board).

Dividends and Distributions – Distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. The Fund intends to distribute its net realized long-term capital gains and its net realized short-term capital gains at least once a year. The treatment for financial reporting purposes of distributions made to shareholders during the year from net investment income or net realized capital gains may differ from their ultimate treatment for federal income tax purposes. These differences are caused primarily by differences in the timing of the recognition of certain components of income, expenses or realized capital gain for federal income tax purposes. Where such differences are permanent in nature, they are reclassified in the components of the net assets based on their ultimate characterization for federal income tax purposes. Any such reclassifications will have no effect on net assets, results of operations or net asset values per share of the Fund. Accounting for Uncertainty in Income Taxes - The Fund adopted the provisions of Financial Accounting Standards Board (“FASB”) Interpretation No. 48 (“FIN 48”), Accounting for Uncertainty in Income Taxes effective June 29, 2007. FIN 48 was applied to all open tax years as of the effective date. The adoption of FIN 48 had no impact on the Fund’s net assets or results of operation.

As of and during the period ended May 31, 2008, the Fund did not have a liability for any unrecognized tax benefits. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the statement of operations. During the period, the Fund did not incur any interest or penalties. The Fund is not subject to examination by U.S. federal tax authorities for tax years before 2004.

Fair Value Measurements - The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”), effective December 1, 2007. In accordance with FAS 157, fair value is defined as the price that the Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. FAS 157 established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Chinook Emerging Growth Fund

Notes to the Financial Statements – continued

May 31, 2008

(Unaudited)

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES – continued

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 – Quoted prices in active markets for identical securities

Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 – Significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments)

The following is a summary of the inputs used to value Fund’s net assets as of May 31, 2008:

Valuation Inputs	Investments in Securities	Other Financial Instruments (i.e., off-balance sheet items)*
Level 1 – Quoted Prices in active markets	$ 12,834,027	$ -
Level 2 – Other Significant Observable Inputs	$ 10,590	$ -
Level 3 – Significant Unobservable Inputs	$ -	$ -
Total	$ 12,844,617	$ -

*Other financial instruments include futures, forwards, and swap contracts.

FAS 157 requires a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value. The Fund(s) did not hold any assets at any time during the reporting period in which significant unobservable inputs were used in determining fair value; therefore, no reconciliation is included for this reporting period.

NOTE 3. FEES AND OTHER TRANSACTIONS WITH AFFILIATES

The Advisor, under the terms of the management agreement (the “Agreement”), manages the Fund’s investments. As compensation for its management services, the Fund is obligated to pay the Advisor a fee computed and accrued daily at the rate of 1.05% if the Fund’s average net assets are $250 million or less, and 1.00% if the Fund’s average net assets are over $250 million. For the six months ended May 31, 2008, the Advisor earned fees, before the waiver described below, of $70,320 from the Fund. At May 31, 2008, the Fund owed $3,543 to the Advisor.

Effective May 31, 2007 the Advisor has contractually agreed through March 31, 2009 to waive its management fee and/or reimburse expenses so that total annual fund operating expenses, excluding brokerage fees and commissions, borrowing costs (such as interest and dividend expenses on securities sold short), 12b-1 fees, taxes extraordinary expenses, and any indirect expenses (such as expenses incurred by other investment companies in which the Fund may invest) do not exceed 1.40% of the Fund’s average daily net assets. For the six months ended May 31, 2008, the Advisor waived fees of $45,575. Each waiver or reimbursement of an expense by the Advisor is subject to repayment by the Fund within the three fiscal years following the fiscal year in which the expense was incurred, provided the Fund can make the repayment without exceeding the 1.40% expense limitation. As of May 31, 2008, $45,575 may be subject to potential repayment by the Fund to the Advisor through November 30, 2011. At November 30, 2007, the amounts subject to recoupment are as follows:

Recoverable Through
Amount	November 30,

$ 88,270	2010

Chinook Emerging Growth Fund

Notes to the Financial Statements – continued

May 31, 2008

(Unaudited)

NOTE 3. FEES AND OTHER TRANSACTIONS WITH AFFILIATES - continued

The Trust retains Unified Fund Services, Inc. (“Unified”) to manage the Fund’s business affairs and provide the Fund with administrative services, including all regulatory reporting and necessary office equipment and personnel. For the six months ended May 31, 2008, Unified earned fees of $15,751 for administrative services provided to the Fund. At May 31, 2008, the Fund owed Unified $5,751 for administrative services. Certain officers of the Trust are members of management and/or employees of Unified. Unified operates as a wholly-owned subsidiary of Huntington Bancshares, Inc., the parent company of the Distributor and Huntington National Bank, the custodian of the Fund’s investments (the “Custodian”). A Trustee of the Trust is a member of management of the Custodian. For the six months ended May 31, 2008, the Custodian earned fees of $4,200 for custody services. At May 31, 2008, the Fund owed $2,855 to the Custodian for custody services.

The Trust also retains Unified to act as the Fund’s transfer agent and to provide fund accounting services. For the six months ended May 31, 2008, Unified earned fees of $7,560 from the Fund for transfer agent services and $2,999 in reimbursement for out-of-pocket expenses incurred in providing transfer agent services. For the six months ended May 31, 2008, Unified earned fees of $9,999 from the Fund for fund accounting services. At May 31, 2008, the Fund owed Unified $2,509 for transfer agent services, $3,332 for fund accounting services.

The Fund retains Unified Financial Securities, Inc. (the “Distributor”) to act as the principal distributor of the Fund’s shares. There were no payments made by the Fund to the Distributor during the six months ended May 31, 2008. A Trustee of the Trust is a member of management of Huntington National Bank, a subsidiary of Huntington Bancshares, Inc. (the parent of the Distributor) and an officer of the Trust is an officer of the Distributor and such persons may be deemed to be affiliates of the Distributor.

The Fund invests in shares of Huntington Money Market Fund which is administered and advised by subsidiaries of Huntington Bancshares. Interest income of $4,209 was received from the Huntington Money Market Fund for the six months ended May 31, 2008.

The Fund has adopted a distribution plan in accordance with Rule 12b-1 (“Plan”) under the Investment Company Act of 1940. Under the Plan, the Fund can pay a fee of up to 0.25% of the average daily net assets of the Fund to the Advisor or any bank, broker-dealer or other financial institution that assists the Fund in the sale and distribution of its shares or that provides shareholder services to help defray the cost of servicing such shareholders. The Plan has not yet been activated, but can be at any time.

NOTE 4. INVESTMENTS

For the six months ended May 31, 2008, purchases and sales of investment securities, other than short-term investments and short-term U.S. government obligations were as follows:

As of May 31, 2008, the net unrealized appreciation of investments for tax purposes was as follows:

At May 31, 2008 the aggregate cost of securities for federal income tax purposes was $12,303,937.

Chinook Emerging Growth Fund

Notes to the Financial Statements – continued

May 31, 2008

(Unaudited)

NOTE 5. ESTIMATES

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

NOTE 6. BENEFICIAL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the Fund, under Section 2(a) (9) of the Investment Company Act of 1940. As of May 31, 2008, Charles Schwab & Co., for the benefit of others, was the record owner of 90.68% of the outstanding shares of the Fund. As a result, Charles Schwab & Co. may be deemed to control the Fund.

NOTE 7. DISTRIBUTIONS TO SHAREHOLDERS

On December 26, 2006, the Fund paid a short-term capital gain distribution of $3.8158 per share and a long-term capital gain distribution of $0.2839 per share to shareholders of record on December 22, 2006.

On November 28, 2007, the Fund paid a short-term capital gain distribution of $0.253 per share and a long-term capital gains distribution of $0.022 per share to shareholders of record on November 27, 2007.

The tax character of distributions paid for the fiscal years ended November 30, 2007 and 2006 were as follows:

On April 28, 2008, the Fund paid a long-term capital gain distribution of $0.2098 per share or $351,043 to shareholders of record on April 25, 2008.

As of November 30, 2007, the components of distributable earnings (accumulated losses) on a tax basis were as follows:

As of November 30, 2007, the difference between book and tax basis unrealized appreciation is attributable primarily to the tax deferral of Post-October losses on wash sales in the amount of $92,429,

PROXY VOTING

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities and information regarding how the Fund voted those proxies during the most recent twelve month period ended June 30 is available without charge upon request by: (1) calling the Fund at (800) 440-6895 and (2) from Fund documents filed with the Securities and Exchange Commission ("SEC") on the SEC's website at www.sec.gov.

TRUSTEES

Stephen A. Little, Chairman

Gary E. Hippenstiel

Daniel J. Condon

Ronald C. Tritschler

Kenneth G.Y. Grant

Nancy V. Kelly

OFFICERS

Anthony J. Ghoston, President

John Swhear, Senior Vice-President

William J. Murphy, Interim Treasurer & Chief Financial Officer

Heather A. Bonds, Secretary

Lynn Wood, Chief Compliance Officer

INVESTMENT ADVISOR

Chinook Capital Management, LLC

4380 SW Macadam Ave.

Suite 250

Portland, OR 97239

DISTRIBUTOR

Unified Financial Securities, Inc.

2960 North Meridian Street, Suite 300

Indianapolis, IN 46208

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Cohen Fund Audit Services, Ltd.

800 Westpoint Parkway, Suite 1100

Westlake, OH 44145

LEGAL COUNSEL

Thompson Coburn LLP

One US Bank Plaza

St. Louis, MO 63101

LEGAL COUNSEL TO THE INDEPENDENT TRUSTEES

Thompson Hine, LLP

312 Walnut Street, 14th Floor

Cincinnati, OH 45202

CUSTODIAN

Huntington National Bank

41 South Street

Columbus, OH 43125

ADMINISTRATOR, TRANSFER AGENT AND FUND ACCOUNTANT

Unified Fund Services, Inc.

2960 North Meridian Street, Suite 300

Indianapolis, IN 46208

This report is intended only for the information of shareholders or those who have received the Fund’s prospectus which contains information about the Fund’s management fee and expenses. Please read the prospectus carefully before investing.

Distributed by Unified Financial Securities, Inc.

Member FINRA/SIPC

Leeb Focus Fund

Semi-Annual Report

(Unaudited)

May 31, 2008

Fund Adviser:

Leeb Capital Management, Inc.

500 Fifth Ave, 57th Floor

New York, New York 10110

Phone (866) 400-5332

Performance Results

The performance quoted represents past performance, which does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by calling 1-866-400-5332.

* Return figures reflect any change in price per share and assume the reinvestment of all distributions.

** The Standard & Poor’s 500® Index and Russell 1000 Growth Index are unmanaged benchmarks that assume reinvestment of all distributions and exclude the effect of taxes and fees. The Standard & Poor’s 500® Index and Russell 1000 Growth Index are widely recognized unmanaged indices of equity prices and are representative of a broader market and range of securities than is found in each Fund’s portfolio. The returns of the Indices are not reduced by any fees or operating expenses. Individuals cannot invest directly in the Indices; however, an individual can invest in exchange traded funds or other investment vehicles that attempt to track the performance of a benchmark index.

The Fund’s investment objectives, risks, charges and expenses must be considered carefully before investing. The prospectus contains this and other important information about the investment company and may be obtained by calling the same number as above. Please read it carefully before investing. The Fund is distributed by Unified Financial Securities, Inc. Member FINRA.

The chart above assumes an initial investment of $10,000 made on December 26, 2006 (commencement of Class I shares) and held through May 31, 2008. THE FUND’S RETURN REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. The Standard & Poor’s 500® Index and Russell 1000 Growth Index are widely recognized unmanaged indices of equity prices and are representative of a broader market and range of securities than is found in the Fund’s portfolio. Individuals cannot invest directly in the indices; however, an individual can invest in ETFs or other investment vehicles that attempt to track the performance of a benchmark index. The returns shown do not reflect deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.Investment returns and principal values will fluctuate so that your shares, when redeemed, may be worth more or less than their original purchase price.

Current performance may be lower or higher than the performance data quoted. For more information on the Leeb Focus Fund, and to obtain performance data current to the most recent month end or to request a prospectus, please call 1-866-400-5332. You should carefully consider the investment objectives, potential risks, management fees, and charges and expenses of the Fund before investing. The Fund’s prospectus contains this and other information about the Fund, and should be read carefully before investing.

The Fund is distributed by Unified Financial Securities, Inc., member FINRA.

FUND HOLDINGS-	Unaudited

1As a percent of net assets.

2US Companies with market caps exceeding $8 billion.

3US Companies with market caps less than $8 billion. The Leeb Focus Fund invests primarily in equity securities of large-capitalization U.S. companies (generally those with market capitalizations exceeding $8 billion).

Availability of Portfolio Schedule– (Unaudited)

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available at the SEC’s website at www.sec.gov. The Fund’s Forms N-Q may be reviewed and copied at the Public Reference Room in Washington DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Summary of Fund’s Expenses – (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, such as redemption fees; and (2) ongoing costs, including management fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period December 1, 2007 and held for the entire period through May 31, 2008.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.60), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

The Leeb Focus Fund	Beginning Account Value December 1, 2007	Ending Account Value May 31, 2008	Expenses Paid During the Period Ended May 31, 2008
Actual *	$1,000.00	$1,017.33	$7.54
Hypothetical **	$1,000.00	$1,017.53	$7.54

*Expenses are equal to the Fund’s annualized expense ratio of 1.50%, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the partial year period).

** Assumes a 5% return before expenses.

Leeb Focus Fund
Schedule of Investments
May 31, 2008
(Unaudited)

Common Stocks - 90.63%	Shares	Value

Agriculture Chemicals - 1.23%
The Mosaic Co. (a)	2,200	$ 275,704

Agriculture Production - Crops - 1.04%
Cresud S.A.C.I.F.y A. (b)	16,000	232,480

Beverages - 2.74%
The Coca-Cola Co.	10,700	612,682

Crude Petroleum & Natural Gas - 3.93%
Apache Corp.	2,800	375,368
XTO Energy, Inc.	7,900	502,598
		877,966

Drawing & Insulating of Nonferrous Wire - 2.70%
Corning, Inc.	22,100	604,214

Drilling Oil & Gas Wells - 9.15%
Nabors Industries, Ltd. (a)	17,300	727,292
Transocean, Inc. (a)	4,758	714,604
Weatherford International, Ltd. (a)	13,200	602,316
		2,044,212

Electric & Other Services Combined - 2.17%
Exelon Corp.	5,500	484,000

Electric Services - 3.47%
FPL Group, Inc.	11,500	776,480

Electromedical & Electrotherapeutic Apparatus - 1.64%
Varian Medical Systems, Inc. (a)	7,700	366,058

Electronic & Other Electrical Equipment - 2.41%
General Electric Co.	17,500	537,600

Electronic Computer - 2.62%
Apple, Inc. (a)	3,100	585,125

Farm Machinery & Equipment - 2.19%
Deere & Co.	6,000	488,040

Finance Services - 2.43%
American Express Co.	11,700	542,295

Fire, Marine & Casualty Insurance - 4.00%
Berkshire Hathaway, Inc. - Class B (a)	198	892,521

Gold and Silver Ores - 2.42%
Barrick Gold Corp.	13,400	539,886

Heavy Construction Other Than Building Construction - Contractors - 2.76%
Fluor Corp.	3,300	615,615

Industrial Instruments For Measurement, Display, and Control - 1.44%
Danaher Corp.	4,100	320,538

*See accompanying notes which are an integral part of these financial statements.

Leeb Focus Fund
Schedule of Investments - continued
May 31, 2008
(Unaudited)

Common Stocks - 90.63% - continued	Shares	Value

National Commercial Banks - 6.29%
U.S. Bancorp.	19,700	$ 653,843
Wells Fargo & Co.	27,200	749,904
		1,403,747

Oil & Gas Field Machinery & Equipment - 3.13%
National-Oilwell Varco, Inc. (a)	8,400	699,888

Oil, Gas Field Services - 5.89%
Oceaneering International, Inc. (a)	5,400	385,344
Schlumberger, Ltd. (a)	9,200	930,396
		1,315,740

Pharmaceutical Preparations - 6.66%
Amylin Pharmaceuticals, Inc. (a)	11,100	352,647
Johnson & Johnson	9,300	620,682
Novartis AG (b)	9,800	513,030
		1,486,359

Platinum - 1.77%
Impala Platinum Holdings, Ltd. (b)	9,300	395,749

Pumps & Pumping Equipment - 2.78%
ITT Corp.	9,400	620,400

Retail - Drug Stores & Proprietary Stores - 2.43%
CVS Caremark Corp.	12,700	543,433

Search, Detection, Navigation, Guidance, & Aeronautical Systems - 3.30%
Northrop Grumman Corp.	5,200	392,392
Raytheon Co.	5,400	344,844
		737,236

Semiconductors & Related Devices - 3.48%
First Solar, Inc. (a)	1,400	374,556
Intel Corp.	17,400	403,332
		777,888

Services - Computer Programming, Data Processing, Etc. - 1.99%
Google Inc. - Class A (a)	760	445,208

Soap, Detergents, Cleaning Preparations, Perfumes, Cosmetics - 2.63%
The Procter & Gamble Co.	8,900	587,845

Surgical & Medical Instruments & Apparatus - 1.94%
Baxter International, Inc.	7,100	433,810

TOTAL COMMON STOCKS (Cost $18,355,202)		20,242,719

*See accompanying notes which are an integral part of these financial statements.

Leeb Focus Fund
Schedule of Investments - continued
May 31, 2008
(Unaudited)

Exchange-Traded Funds - 4.71%	Shares	Value

iShares MSCI Brazil Index Fund	2,700	$ 267,948
Market Vectors Gold Miners ETF	3,900	179,478
SPDR Gold Trust (a)	6,900	603,405

TOTAL EXCHANGE-TRADED FUNDS (Cost $981,238)		1,050,831

Money Market Securities - 4.59%
Fidelity Institutional Money Market Portfolio - Class I - 2.72% (c)	1,025,969	1,025,969

TOTAL MONEY MARKET SECURITIES (Cost $1,025,969)		1,025,969

TOTAL INVESTMENTS (Cost $20,362,409) - 99.93%		$ 22,319,519

Other assets less liabilities - 0.07%		14,923

TOTAL NET ASSETS - 100.00%		$ 22,334,442

(a) Non-income producing.
(b) American Depositary Receipt.
(c) Variable rate security; the money market rate shown represents the rate at May 31, 2008.

*See accompanying notes which are an integral part of these financial statements.

Leeb Focus Fund
Statement of Assets and Liabilities
May 31, 2008
(Unaudited)

Assets
Investments in securities:
At cost	$ 20,362,409
At market value	$ 22,319,519

Dividends receivable	30,027
Prepaid expenses	13,624
Interest receivable	1,485
Total assets	22,364,655

Liabilities
Payable to Adviser (a)	9,018
Payable to administrator, fund accountant, and transfer agent	13,986
Accrued trustee and officer expenses	415
Payable to custodian	2,876
Accrued 12b-1 fees, Class R (b)	46
Other accrued expenses	3,872
Total liabilities	30,213

Net Assets	$ 22,334,442

Net Assets consist of:
Paid in capital	$ 20,299,977
Accumulated undistributed net investment income	5,364
Accumulated undistributed net realized gain from investment transactions	71,991
Net unrealized appreciation on investments	1,957,110

Net Asset Value	$ 22,334,442

Shares outstanding (unlimited number of shares authorized)	1,875,548

Net asset value, offering and redemption price per share	$ 11.91

Redemption price per share ($11.91 * 0.98) (c)	$ 11.67

(a) See Note 3 in the Notes to the Financial Statements.

(b) Effective January 31, 2008, the Fund no longer offered the Retail Class Shares for sale. See Note 1 in the Notes to the Financial Statements.

(c) The Fund charges a 2.00% redemption fee on shares redeemed within 60 calendar days after they are purchased. Shares are redeemed at the Net Asset Value if held longer than 60 calendar days.

*See accompanying notes which are an integral part of these financial statements.

Leeb Focus Fund
Statement of Operations
For the six months ended May 31, 2008

Investment Income
Dividend income (Net of foreign withholding tax of $2,756)	$ 115,704
Interest income	20,114
Total Income	135,818

Expenses
Investment adviser fee (a)	73,352
12b-1 fees, Class R (a) (b)	1,002
Transfer agent expenses	30,365
Administration expenses	17,677
Fund accounting expenses	14,417
Registration expenses	9,000
Auditing expenses	5,750
Custodian expenses	5,632
Legal expenses	4,421
CCO expenses	2,399
Trustee expenses	2,200
Pricing expenses	2,106
Printing expenses	1,501
Insurance expenses	509
Miscellaneous expenses	401
Total Expenses	170,732
Fees waived and expenses reimbursed by Adviser (a)	(40,285)
Net operating expenses	130,447
Net Investment Income	5,371

Realized & Unrealized Gain (Loss)
Net realized gain on investment securities	112,806
Change in unrealized appreciation (depreciation) on investment securities	660,706
Net realized and unrealized gain on investment securities	773,512
Net increase in net assets resulting from operations	$ 778,883

(a) See Note 3 in the Notes to the Financial Statements.
(b) Effective January 31, 2008, the Fund no longer offered the Retail Class Shares for sale. See Note 1 in the
Notes to the Financial Statements.

*See accompanying notes which are an integral part of these financial statements.

Leeb Focus Fund
Statement of Changes In Net Assets

	Six months ended
	May 31, 2008	Period ended
Increase (Decrease) in Net Assets Due To:	(unaudited)	November 30, 2007	(a)
Operations:
Net investment income	$ 5,371	$ 144,904
Net realized gain on investment securities	112,806	2,441
Change in unrealized appreciation (depreciation) on investment securities	660,706	1,296,404
Net increase in net assets resulting from operations	778,883	1,443,749

Distributions to shareholders:
From net investment income, Class R	(16,705)	-
From net investment income, Class I	(123,649)	(4,556)
From net realized gain, Class R	(5,576)	-
From net realized gain, Class I	(37,679)	-
Total distributions	(183,609)	(4,556)

Capital Share Transactions - Class I
Proceeds from shares sold	7,333,997	9,635,974
Proceeds from exchange of Class R shares (b)	6,760,422	-
Reinvestment of distributions	161,302	4,556
Amount paid for shares repurchased	(2,685,895)	(969,915)
Net increase in net assets resulting
from Class I share transactions	11,569,826	8,670,615

Capital Share Transactions - Class R
Proceeds from shares sold	5,568,923	1,620,939
Amounts paid for exchange to Class I shares (b)	(6,760,422)	-
Reinvestment of distributions	22,184	-
Amount paid for shares repurchased	(52,265)	(339,825)
Net increase in net assets resulting
from Class R share transactions	(1,221,580)	1,281,114

Net increase in net assets resulting
from share transactions	10,348,246	9,951,729

Total increase in Net Assets	10,943,520	11,390,922

Net Assets
Beginning of period	11,390,922	-

End of period	$ 22,334,442	$ 11,390,922

Accumulated undistributed net investment income
included in net assets at the end of each period	$ 5,364	$ 140,348

Capital Share Transactions
Shares sold	643,111	930,639
Shares exchanged from Class R (b)	610,698	-
Shares issued in reinvestment of distributions	13,928	454
Shares repurchased	(232,339)	(90,943)

Net increase from capital share transactions	1,035,398	840,150

Capital Share Transactions - R Shares
Shares sold	495,382	147,803
Shares exchanged into Class I (b)	(610,698)	-
Shares issued in reinvestment of distributions	1,911	-
Shares repurchased	(3,087)	(31,311)

Net increase from capital share transactions	(116,492)	116,492

(a) For the period December 26, 2006 (Commencement of Operations) to November 30, 2007.
(b) Effective January 31, 2008, the Fund no longer offered the Retail Class Shares for sale. See Note 1 in the
Notes to the Financial Statements.

*See accompanying notes which are an integral part of these financial statements.

Leeb Focus Fund
Financial Highlights
(For a share outstanding during the period)
	Six months ended
	May 31, 2008	Period ended
	(unaudited)	November 30, 2007	(a)

Selected Per Share Data
Net asset value, beginning of period	$ 11.90	$ 10.00
Income from investment operations:
Net investment income	-	0.16
Net realized and unrealized gain (loss)	0.20	1.75
Total from investment operations	0.20	1.91

Less Distributions to shareholders:
From net investment income	(0.14)	(0.01)
From net realized gain	(0.05)	-
Total distributions	(0.19)	(0.01)

Net asset value, end of period	$ 11.91	$ 11.90

Total Return (b) (c)	1.73%	19.16%

Ratios and Supplemental Data
Net assets, end of period (000)	$ 22,334	$ 10,002
Ratio of expenses to average net assets (d)	1.50%	1.50%
Ratio of expenses to average net assets
before waiver & reimbursement (d)	1.94%	3.89%
Ratio of net investment income to
average net assets (d)	0.09%	1.97%
Ratio of net investment income (loss) to
average net assets before waiver & reimbursement (d)	(0.35)%	(0.42)%
Portfolio turnover rate	28.82%	54.69%

(a) For the period December 26, 2006 (Commencement of Operations) to November 30, 2007.
(b) Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of dividends.
(c) Not annualized.
(d) Annualized.

*See accompanying notes which are an integral part of these financial statements.

Leeb Focus Fund

Notes to the Financial Statements

May 31, 2008

(Unaudited)

NOTE 1. ORGANIZATION

Leeb Focus Fund (the “Fund”) was organized as a diversified series of Unified Series Trust (the “Trust”) on August 14, 2006. The Trust is an open-end investment company established under the laws of Ohio by an Agreement and Declaration of Trust dated October 17, 2002 (the “Trust Agreement”). The Trust Agreement permits the Board of Trustees (the “Board”) to issue an unlimited number of shares of beneficial interest of separate series without par value. The Fund is one of a series of funds currently authorized by the Trustees. The Trust’s registration statement with respect to the Fund was declared effective by the Securities and Exchange Commission (“SEC”) on November 21, 2006, and the Fund commenced investment operations on December 26, 2006. The Fund’s investment adviser is Leeb Capital Management, Inc. (the “Adviser”). The investment objective of the Leeb Focus Fund (the “Fund”) is to provide long-term capital appreciation, consistent with the preservation of capital.

Effective January 31, 2008, the Fund ceased offering its Retail Class shares to the public and began offering Institutional Class shares only. Retail Class shares on the Fund’s books as of January 31, 2008 were exchanged for Institutional Class shares. The designation of “Institutional Class” was removed at the issue time for all purposes except these financial statements. Beginning January 31, the Fund began imposing a 2.00% redemption fee on all shares redeemed within 60 calendar days.

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

Securities Valuation - Equity securities are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Adviser believes such prices more accurately reflect the fair market value of such securities. Securities that are traded on any stock exchange are generally valued by the pricing service at the last quoted sale price. Lacking a last sale price, an exchange traded security is generally valued by the pricing service at its last bid price. Securities traded in the NASDAQ over-the-counter market are generally valued by the pricing service at the NASDAQ Official Closing Price. When market quotations are not readily available, when the Adviser determines that the market quotation or the price provided by the pricing service does not accurately reflect the current market value or when restricted or illiquid securities are being valued, such securities are valued as determined in good faith by the Adviser, in conformity with guidelines adopted by and subject to review of the Board.

Fixed income securities are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Adviser believes such prices accurately reflect the fair market value of such securities. A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. If the Adviser decides that a price provided by the pricing service does not accurately reflect the fair market value of the securities, when prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Adviser, subject to review of the Board. Short term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value. The ability of issuers of debt securities held by the Fund to meet their obligations may be affected by economic and political developments in a specific country or region.

Leeb Focus Fund

Notes to the Financial Statements - continued

May 31, 2008

(Unaudited)

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES – continued

In accordance with the Trust’s good faith pricing guidelines, the Adviser is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above. No single standard exists for determining fair value controls, since fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of an issue of securities being valued by the Adviser would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale. Methods which are in accordance with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods.

Good faith pricing is permitted if, in the Adviser’s opinion, the validity of market quotations appears to be questionable based on factors such as evidence of a thin market in the security based on a small number of quotations, a significant event occurs after the close of a market but before the Fund’s NAV calculation that may affect a security’s value, or the advisor is aware of any other data that calls into question the reliability of market quotations. Investments in foreign securities, junk bonds or other thinly traded securities are more likely to trigger fair valuation than other securities.

Federal Income Taxes – The Fund makes no provision for federal income tax. The Fund intends to qualify each year as a “regulated investment company” under subchapter M of the Internal Revenue Code of 1986, as amended, by distributing all of its net investment income and net realized capital gains. If the required amount of net investment income is not distributed, the Fund could incur a tax expense.

Security Transactions and Related Income – The Fund follows industry practice and records security transactions on the trade date. The specific identification method is used for determining gains or losses for financial statements and income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Discounts and premiums on securities purchased are amortized or accreted using the effective interest method.Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.

Expenses – Expenses incurred by the Trust that do not relate to a specific fund of the Trust are allocated to the individual funds based on each fund’s relative net assets or other appropriate basis (as determined by the Board).

Accounting for Uncertainty in Income Taxes – The Fund adopted the provisions of Financial Accounting Standards Board (FASB) Interpretation No. 48 (“FIN 48”), Accounting for Uncertainty in Income Taxes on June 29, 2007. The implementation of FIN 48 resulted in no material liability for unrecognized tax benefits and no material change to the beginning net asset value of the Fund.

As of and during the period ended May 31, 2008, the Fund did not have a liability for any unrecognized tax benefits. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the statement of operations. During the period, the Fund did not incur any interest or penalties.

Fair Value Measurements - The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”), effective December 1, 2007. In accordance with FAS 157, fair value is defined as the price that the Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. FAS 157 established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes.

Leeb Focus Fund

Notes to the Financial Statements - continued

May 31, 2008

(Unaudited)

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES – continued

Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities
•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments)

The following is a summary of the inputs used as of May 31, 2008 in valuing the Fund’s assets carried at fair value:

Valuation Inputs	Investments in Securities	Other Financial Instruments (i.e., off-balance sheet items)*
Level 1 – Direct Market Prices in Observable Markets or Quoted Prices	$21,293,550	$ -
Level 2 – Other Significant Observable Inputs	$1,025,969	$ -
Level 3 – Internal Unobservable Inputs	$ -	$ -
Total	$ 22,319,519	$ -
*Other financial instruments include call options, futures, forwards, and swap contracts.

FAS 157 requires a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value. The Fund(s) did not hold any assets at any time during the reporting period in which significant unobservable inputs were used in determining fair value; therefore, no reconciliation is included for this reporting period.

Dividends and Distributions – Distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. The Fund intends to distribute its net realized long-term capital gains and its net realized short-term capital gains at least once a year.

The treatment for financial reporting purposes of distributions made to shareholders during the year from net investment income or net realized capital gains may differ from their ultimate treatment for federal income tax purposes. These differences are caused primarily by differences in the timing of the recognition of certain components of income, expenses or realized capital gain for federal income tax purposes. Where such differences are permanent in nature, they are reclassified in the components of the net assets based on their ultimate characterization for federal income tax purposes. Any such reclassifications will have no effect on net assets, results of operations or net asset values per share of the Fund.

Leeb Focus Fund

Notes to the Financial Statements - continued

May 31, 2008

(Unaudited)

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES – continued

Allocation of Income and Expenses, Realized and Unrealized Gains and Losses – Income, realized gains and losses, unrealized appreciation and depreciation, and fund-wide expenses are allocated to each class based on the net assets of that class in relation to the net assets of the Fund (“relative net assets method”).

NOTE 3. FEES AND OTHER TRANSACTIONS WITH AFFILIATES

The Adviser, under the terms of the management agreement (the “Agreement”), manages the Fund’s investments subject to approval of the Board of Trustees. As compensation for its management services, the Fund is obligated to pay the Adviser a fee computed and accrued daily and paid monthly at an annual rate of 0.85% of the daily net assets of the Fund. For the six months ended May 31, 2008, before the waivers disclosed below, the Adviser earned a fee of $73,352 from the Fund.

The Adviser has contractually agreed through March 31, 2009 to waive its management fee and/or reimburse certain Fund operating expenses so that the total annual Fund operating expenses, excluding brokerage fees and commissions, taxes, borrowing costs (such as interest and dividend expense on securities sold short), extraordinary expenses, and any indirect expenses (such as expenses incurred by other investment companies in where the Fund may invest) do not exceed 1.50% of the Fund’s average daily net assets. For the six months ended May 31, 2008, the Adviser waived fees and reimbursed expenses of $40,285. At May 31, 2008, the Adviser was owed $9,018 by the Fund. Each waiver or reimbursement of an expense by the Adviser is subject to repayment by the Fund within the three fiscal years following the fiscal year in which the expense occurred, provided the Fund is able to make the repayment without exceeding the above stated expense limitations. At November 30, 2007, the amounts subject to recoupment are as follows:

As of May 31, 2008, $40,285 may be subject to potential repayment by the Fund to the Adviser through November 30, 2011.

The Trust retains Unified Fund Services, Inc. (“Unified”), to manage the Fund’s business affairs and to provide the Fund with administrative services, including all regulatory reporting and necessary office equipment and personnel. For the six months ended May 31, 2008, Unified earned fees of $17,677 for administrative services provided to the Fund. At May 31, 2008, the Fund owed Unified $6,428 for administrative services. Certain officers of the Trust are members of management and/or employees of Unified. Unified operates as a wholly-owned subsidiary of Huntington Bancshares, Inc., the parent company of the Distributor and Huntington National Bank, the custodian of the Fund’s investments (the “Custodian”). A Trustee of the trust is a member of management of the Custodian. For the six months ended May 31, 2008, the Custodian earned fees of $5,632 for custody services provided to the Fund. At May 31, 2008, the Fund owed the Custodian $2,876 for custody services.

The Trust retains Unified to act as the Fund’s transfer agent and to provide the Fund with fund accounting services. For the six months ended May 31, 2008, Unified earned fees of $11,610 from the Fund for transfer agent services and $18,755 in reimbursement for out-of-pocket expenses incurred in providing transfer agent services. For the six months ended May 31, 2008, Unified earned fees of $14,417 from the Fund for fund accounting services. At May 31, 2008, the Fund owed Unified $2,722 for transfer agent services and reimbursement of out-of-pocket expenses, and $4,836 for fund accounting services.

Leeb Focus Fund

Notes to the Financial Statements - continued

May 31, 2008

(Unaudited)

NOTE 3. FEES AND OTHER TRANSACTIONS WITH AFFILIATES - continued

Unified Financial Securities, Inc. (the “Distributor”) acts as the principal distributor of shares of the Fund. The Fund had adopted a Distribution Plan (a “Plan”) pursuant to Rule 12b-1 under the 1940 Act for the Class R shares. The Fund’s Plan provided that the Fund would pay its Adviser and/or any registered securities dealer, financial institution or any other person (a “Recipient”) a shareholder servicing fee aggregating 0.25% of the average daily net assets of the Fund’s Class R shares in connection with the promotion and distribution of Fund shares or the provision of personal services to shareholders, including, but not necessarily limited to, advertising, compensation to underwriters, dealers and selling personnel, the printing and mailing of prospectuses to other than current Fund shareholders, the printing and mailing of sales literature and servicing shareholder accounts (“12b-1 Expenses”). The Fund and/or its Adviser could pay all or a portion of these fees to any recipient who rendered assistance in distributing or promoting the sale of shares, or who provided certain shareholder services, pursuant to a written agreement. The Fund’s plan was a compensation plan, which means that compensation was provided regardless of 12b-1 expenses actually incurred. Effective January 31, 2008, the Fund ceased offering its Class R shares for sale to the public. This had the effect of eliminating the Plan for Class R shares. For the period December 1, 2007 through January 31, 2008, the Adviser earned fees of $1,002 from the Fund, of which $46 is unpaid at May 31, 2008. Unified Financial Securities, Inc. (the “Distributor”) acts as the principal distributor of the Fund’s shares. There were no payments made to the Distributor by the Fund during the six months ended May 31, 2008. A Trustee is a member of management of Huntington National Bank, a subsidiary of Huntington Bancshares, Inc. (the parent of the Distributor) and an officer of the Trust is an officer of the Distributor and such persons may be deemed to be affiliates of the Distributor.

NOTE 4. INVESTMENTS

For the six months ended May 31, 2008, purchases and sales of investment securities, other than short-term investments and call options written were as follows:

At May 31, 2008, the appreciation (depreciation) of investments for tax purposes, was as follows:

At May 31, 2008, the aggregate cost of securities for federal income tax purposes, was $20,362,409.

Leeb Focus Fund

Notes to the Financial Statements - continued

May 31, 2008

(Unaudited)

NOTE 5. ESTIMATES

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

NOTE 6. BENEFICIAL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund (or class) creates a presumption of control of the fund (or class), under Section 2(a)(9) of the Investment Company Act of 1940. At May 31, 2008, Charles Schwab & Company, Inc. (“Schwab”), for the benefit of its customers, owned 64.94% shares of the Fund. As a result, Schwab may be deemed to control of the Fund.

NOTE 7. DISTRIBUTIONS TO SHAREHOLDERS

On December 28, 2006, Class I shares paid an income distribution of $0.0138 per share to shareholders of record on December 27, 2006.

The tax characterization of distributions for the period ended November 30, 2007 is as follows:

On December 18, 2007, Class I shares paid an income distribution of $0.1445 and a short term capital gain distribution of $0.0446 per share to shareholders of record on December 17, 2007.

On December 18, 2007, Class R shares paid an income distribution of $0.1336 per share and a short term capital gain distribution of $0.0446 per share to shareholders of record on December 17, 2007.

On April 28, 2008, an income distribution of $0.00085 per share was made to shareholders of record on April 25, 2008.

As of November 30, 2007, the components of distributable earnings on a tax basis were as follows:

As of November 30, 2007, the difference between book basis and tax basis unrealized appreciation is attributable to the tax deferral of post-October losses in the amount of $40,823.

OTHER INFORMATION

The Fund’s Statement of Additional Information (“SAI”) includes additional information about the trustees and is available without charge, upon request. You may call toll-free at (877) 764-3863 to request a copy of the SAI or to make shareholder inquiries.

PROXY VOTING

A description of the policies and procedures that the Fund use to determine how to vote proxies relating to portfolio securities and information regarding how the Fund voted those proxies during the most recent twelve month period ended June 30 is available without charge upon request by (1) calling the Funds at (877) 764-3863 and (2) from Fund documents filed with the Securities and Exchange Commission (“SEC”) on the SEC’s website at www.sec.gov.

TRUSTEES

Stephen A. Little, Chairman

Gary E. Hippenstiel

Daniel J. Condon

Ronald C. Tritschler

Nancy V. Kelly

Kenneth G.Y. Grant

OFFICERS

Anthony J. Ghoston, President

John Swhear, Senior Vice-President

William J. Murphy, Interim Treasurer & Chief Financial Officer

Heather A. Bonds, Secretary

Lynn Wood, Chief Compliance Officer

INVESTMENT ADVISOR

Leeb Capital Management, Inc.

500 Fifth Ave, 57th Floor

New York, NY 10110

DISTRIBUTOR

Unified Financial Securities, Inc.

2960 North Meridian Street, Suite 300

Indianapolis, IN 46208

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Cohen Fund Audit Services Ltd.

800 Westpoint Parkway, Suite 1100

Westlake, OH 44145

LEGAL COUNSEL

Thompson Coburn LLP

One US Bank Plaza

St. Louis, MO 63101

LEGAL COUNSEL TO THE INDEPENDENT TRUSTEES

Thompson Hine LLP

312 Walnut St., 14th Floor

Cincinnati, OH 45202

CUSTODIAN

Huntington National Bank

41 South Street

Columbus, OH 43125

ADMINISTRATOR, TRANSFER AGENT

AND FUND ACCOUNTANT

Unified Fund Services, Inc.

2960 North Meridian Street, Suite 300

Indianapolis, IN 46208

This report is intended only for the information of shareholders or those who have received the Fund’s prospectus which contains information about the Fund’s management fee and expenses. Please read the prospectus carefully before investing.

Distributed by Unified Financial Securities, Inc.

Member FINRA/SIPC

Marco Targeted Return Fund

Semi-Annual Report

(Unaudited)

May 31, 2008

Fund Advisor:

Marco Investment Management, LLC

300 Atlanta Financial Center

3343 Peachtree Road, NE

Atlanta, GA 30326

Toll Free 1-800-440-9341

Investment Results

The performance quoted represents past performance, which does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by calling 1-800-440-9341.

* Return figures reflect any change in price per share and assume the reinvestment of all distributions.

** The Standard & Poor’s 500® Index and Lehman Brothers Aggregate Bond Index are unmanaged benchmarks that assume reinvestment of all distributions and exclude the effect of taxes and fees. The Standard & Poor’s 500® Index and Lehman Brothers Aggregate Bond Index are widely recognized unmanaged indices of equity prices and are representative of a broader market and range of securities than is found in each Fund’s portfolio. The returns of the Indices are not reduced by any fees or operating expenses. Individuals cannot invest directly in the Indices; however, an individual can invest in exchange traded funds or other investment vehicles that attempt to track the performance of a benchmark index.

*** The CBOE BXM Index is an unmanaged index based on writing covered call options on the S&P 500 Index, and is representative of a broader market and range of securities than are found in the Fund’s portfolio.

The Fund’s investment objectives, risks, charges and expenses must be considered carefully before investing. The prospectus contains this and other important information about the investment company and may be obtained by calling the same number as above. Please read it carefully before investing. The fund is distributed by Unified Financial Securities, Inc. Member FINRA.

The chart above assumes an initial investment of $10,000 made on December 22, 2004 (commencement of Fund operations) and held through May 31, 2008. THE FUND’S RETURN REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. The Standard & Poor’s 500® Index and Lehman Brothers Aggregate Bond Index are widely recognized unmanaged indices of equity and fixed income prices and are representative of a broader market and range of securities than are found in the Fund’s portfolio. The CBOE BXM Index is an unmanaged index based on writing covered call options on the The Standard & Poor’s 500® Index, and is representative of a broader market and range of securities than are found in the Fund’s portfolio. Individuals cannot invest directly in the indices; however, an individual can invest in ETF’s or other investment vehicles that attempt to track the performance of benchmark indices. The returns shown do not reflect deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Investment returns and principal values will fluctuate so that your shares, when redeemed, may be worth more or less than their original purchase price.

Current performance may be lower or higher than the performance data quoted. For more information on the Marco Targeted Return Fund, and to obtain performance data current to the most recent month end, please call 1-800-440-9341. You should carefully consider the investment objectives, potential risks, management fees, and charges and expenses of the Fund before investing. The Fund’s prospectus contains this and other information about the Fund, and should be read carefully before investing.

The Fund is distributed by Unified Financial Securities, Inc., member FINRA.

FUND HOLDINGS- (Unaudited)

1As a percent of net assets.

2US Companies with market caps exceeding $3 billion.

3US Companies with market caps less than $3 billion. The Fund invests primarily in equity securities of large-capitalization U.S. companies (generally those with market capitalizations exceeding $3 billion).  The Fund typically sells covered call options on equity securities held in the Fund's portfolio in an attempt to target a consistent rate of return.

Availability of Portfolio Schedule– (Unaudited)

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available at the SEC’s website at www.sec.gov. The Fund’s Forms N-Q may be reviewed and copied at the Public Reference Room in Washington DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Summary of Fund’s Expenses – (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, such as redemption fees; and (2) ongoing costs, including management fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period December 1, 2007 and held for the entire period through May 31, 2008.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.60), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Marco Targeted Return Fund	Beginning Account Value December 1, 2007	Ending Account Value May 31, 2008	Expenses Paid during the Period* December 1, 2007 – May 31, 2008
Actual	$1,000.00	$962.21	$7.38
Hypothetical **	$1,000.00	$1,017.48	$7.58

* Expenses are equal to the Fund’s annualized expense ratio of 1.50%, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the partial year period).

** Assumes a 5% return before expenses.

Marco Targeted Return Fund
Schedule of Investments
May 31, 2008
(Unaudited)

Common Stocks - 99.84%	Shares	Value

Aircraft Engines & Engine Parts - 4.72%
United Technologies Corp. (b)	3,500	$ 248,640

Beverages - 4.86%
Constellation Brands, Inc. - Class A (a) (b)	12,000	255,840

Biological Products, (No Diagnostic Substances) - 3.34%
Amgen, Inc. (a)	4,000	176,120

Computer Communications Equipment - 6.60%
Cisco Systems, Inc. (a) (b)	13,000	347,360

Electromedical & Electrotherapeutic Apparatus - 5.77%
Medtronic, Inc. (b)	6,000	304,020

Electronic Computers - 4.38%
Dell, Inc. (a) (b)	10,000	230,600

Fire, Marine & Casualty Insurance - 3.07%
American International Group, Inc.	4,500	162,000

Motorcycles, Bicycles & Parts - 1.34%
Harley-Davidson, Inc. (b)	1,700	70,669

National Commercial Banks - 9.41%
JPMorgan Chase & Co. (b)	6,000	258,000
Wachovia Corp.	10,000	238,000
		496,000

Pharmaceutical Preparations - 3.68%
Pfizer, Inc.	10,000	193,600

Radio & TV Broadcasting & Communications Equipment - 10.22%
L-3 Communications Holdings, Inc. (b)	2,300	246,997
QUALCOMM, Inc. (b)	6,000	291,240
		538,237

Retail - Eating Places - 3.35%
CBRL Group, Inc. (b)	6,000	176,700

Retail - Lumber & Other Building Materials Dealers - 5.01%
Lowe's Companies, Inc. (b)	11,000	264,000

Security Brokers, Dealers & Flotation Companies - 6.70%
The Goldman Sachs Group, Inc. (b)	2,000	352,820

*See accompanying notes which are an integral part of these financial statements.

Marco Targeted Return Fund
Schedule of Investments - continued
May 31, 2008
(Unaudited)

Common Stocks - 99.84% - continued	Shares	Value

Semiconductors & Related Devices - 5.72%
Intel Corp.	13,000	$ 301,340

Services - Computer Processing & Data Preparation - 5.14%
Affiliated Computer Services, Inc. - Class A (a) (b)	5,000	271,000

Services - Miscellaneous Amusement & Recreation - 6.38%
The Walt Disney Co. (b)	10,000	336,000

Soap, Detergent, Cleaning Preparations, Perfumes, Cosmetics - 4.76%
The Procter & Gamble Co. (b)	3,800	250,990

Trucking & Courier Services (No Air) - 5.39%
United Parcel Service, Inc. - Class B (b)	4,000	284,080

TOTAL COMMON STOCKS (Cost $5,923,327)		5,260,016

Money Market Securities - 19.40%
Fidelity Institutional Money Market Portfolio - Class I - 2.72% (c)	1,022,279	1,022,279

TOTAL MONEY MARKET SECURITIES (Cost $1,022,279)		1,022,279

TOTAL INVESTMENTS (Cost $6,945,606) - 119.24%		$ 6,282,295

Liabilities in excess of other assets - (19.24)%		(1,013,672)

TOTAL NET ASSETS - 100.00%		$ 5,268,623

(a) Non-income producing.
(b) Portion of the security is pledged as collateral for call options written.
(c) Variable rate security; the money market rate shown represents the rate at May 31, 2008.

*See accompanying notes which are an integral part of these financial statements.

Marco Targeted Return Fund
Call Options Written
May 31, 2008
(Unaudited)
	Shares Subject
Call Options Written / Expiration Date @ Exercise Price	to Call	Value

Affiliated Computer Services, Inc. - Class A / July 2008 @ $55.00	5,000	$ 6,250
CBRL Group, Inc. / June 2008 @ $35.00	6,000	360
Cisco Systems, Inc. / July 2008 @ $27.50	13,000	9,490
Constellation Brands, Inc. - Class A / June 2008 @ $20.00	12,000	19,680
Dell, Inc. - Class A / July 2008 @ $23.00	10,000	11,400
The Goldman Sachs Group, Inc. / July 2008 @ $200.00	2,000	3,500
Harley-Davidson, Inc. / July 2008 @ $40.00	1,700	4,420
JPMorgan Chase & Co. / July 2008 @ $40.00	6,000	1,080
L-3 Communications Holdings, Inc. / October 2008 @ $110.00	2,300	11,960
Lowe's Companies, Inc. / June 2008 @ $25.00	11,000	3,520
Medtronic, Inc. / June 2008 @ $50.00	6,000	9,000
The Procter & Gamble Co. / July 2008 @ $65.00	3,800	7,980
QUALCOMM, Inc. / June 2008 @ $45.00	6,000	23,100
United Parcel Service, Inc. - Class B / July 2008 @ $75.00	4,000	2,600
United Technologies Corp. / July 2008 @ $70.00	3,500	10,500
The Walt Disney Co. / June 2008 @ $32.50	10,000	13,500

Total (Premiums received $143,506)	102,300	$ 138,340

*See accompanying notes which are an integral part of these financial statements.

Marco Targeted Return Fund
Statement of Assets and Liabilities
May 31, 2008
(Unaudited)

Assets
Investments in securities:
At cost	$ 6,945,606
At market value	$ 6,282,295

Receivable for investments sold	$ 27,834
Receivable for fund shares sold	625
Receivable due from advisor (a)	7,736
Prepaid expense	10,812
Dividends receivable	11,530
Interest receivable	1,903
Total assets	6,342,735

Liabilities
Covered call options written, at value (premiums received $143,506)	138,340
Payable for investments purchased	742,570
Payable for fund shares purchased	167,234
Payable to custodian	2,609
Accrued trustee & officer expenses	95
Payable to administrator, fund accountant, and transfer agent	11,603
Other accrued expenses	11,661
Total liabilities	1,074,112

Net Assets	$ 5,268,623

Net Assets consist of:
Paid in capital	$ 5,808,726
Accumulated undistributed net investment income	9,813
Accumulated undistributed net realized gain on investments	108,229
Net unrealized appreciation (depreciation) on:
Investment securities	(663,311)
Call options written	5,166

Net Assets	$ 5,268,623

Shares outstanding (unlimited number of shares authorized)	554,160

Net Asset Value and Offering price per share	$ 9.51

Redemption price per share ($9.51 * 0.99) (b)	$ 9.41

(a) See Note 3 in the Notes to the Financial Statements.

*See accompanying notes which are an integral part of these financial statements.

(b) The Fund charges a 1.00% redemption fee on shares redeemed within 30 calendar days of purchase.

*See accompanying notes which are an integral part of these financial statements.

Marco Targeted Return Fund
Statement of Operations
For the six months ended May 31, 2008
(Unaudited)

Investment Income
Dividend income	$ 51,228
Interest income	5,362
Total Income	56,590

Expenses
Investment advisor fee (a)	30,489
Administration expenses	15,781
Transfer agent expenses	14,478
Fund accounting expenses	9,302
Auditing expenses	6,797
Legal expenses	6,012
Registration expenses	4,461
Custodian expenses	4,151
CCO expenses	2,554
Printing expenses	2,486
Trustee expenses	2,255
Pricing expenses	2,154
Insurance expenses	568
Miscellaneous expenses	317
Total Expenses	101,805
Fees waived and expenses reimbursed by advisor (a)	(56,069)
Net operating expenses	45,736
Net Investment Income	10,854

Realized & Unrealized Gain (Loss) on Investments
Net realized gain(loss) on:
Investment securities	110,313
Call options written	10,690
Change in unrealized appreciation (depreciation) on:
Investment securities	(368,509)
Call options written	(67,743)
Net realized and unrealized gain (loss) on investment securities and call options written	(315,249)
Net increase (decrease) in net assets resulting from operations	$ (304,395)

(a) See Note 3 in the Notes to the Financial Statements.

*See accompanying notes which are an integral part of these financial statements.

Marco Targeted Return Fund
Statements of Changes In Net Assets

	Six months ended
	May 31, 2008	Year ended
	(Unaudited)	November 30, 2007
Operations
Net investment income (loss)	$ 10,854	$ 19,533
Net realized gain (loss) on investment security and call
option transactions	121,003	642,851
Change in unrealized appreciation (depreciation) on
investment securities and call options written	(436,252)	(224,667)
Net increase (decrease) in net assets resulting from operations	(304,395)	437,717

Distributions
From net investment income	(20,544)	(30)
From net realized gain	(621,518)	(767,364)
Total distributions	(642,062)	(767,394)

Capital Share Transactions
Proceeds from shares sold	221,598	852,988
Reinvestment of distributions	636,138	756,712
Amount paid for shares repurchased	(2,279,919)	(2,052,505)
Net increase (decrease) in net assets resulting
from share transactions	(1,422,183)	(442,805)

Total Increase (Decrease) in Net Assets	(2,368,640)	(772,482)

Net Assets
Beginning of period	7,637,263	8,409,745

End of period	$ 5,268,623	$ 7,637,263

Accumulated undistributed net investment income included
in net assets	$ 9,813	$ 19,503

Capital Share Transactions
Shares sold	23,507	78,147
Shares issued in reinvestment of distributions	65,360	74,012
Shares repurchased	(240,285)	(195,603)

Net increase (decrease) from capital share transactions	(151,418)	(43,444)

*See accompanying notes which are an integral part of these financial statements.

Marco Targeted Return Fund
Financial Highlights
(For a share held during the period)

	Six months
	ended May		Year ended		Year ended	Period ended
	31, 2008 (Unaudited)		November 30, 2007		November 30, 2006	November 30, 2005	(a)

Selected Per Share Data
Net asset value, beginning of period	$ 10.82		$ 11.23		$ 10.56	$ 10.00

Income from investment operations
Net investment income (loss)	0.02		0.03		(0.01)	0.01
Net realized and unrealized gain (loss)	(0.40)		0.59		0.98	0.55
Total from investment operations	(0.38)		0.62		0.97	0.56

Less Distributions to Shareholders:
From net investment income	(0.03)		-	(b)	(0.01)	-
From net realized gain	(0.90)		(1.03)		(0.29)	-
Total distributions	(0.93)		(1.03)		(0.30)	-

Net asset value, end of period	$ 9.51		$ 10.82		$ 11.23	$ 10.56

Total Return (c)	(3.78)%	(d)	6.04%		9.42%	5.60%	(d)

Ratios and Supplemental Data
Net assets, end of period (000)	$5,269		$7,637		$8,410	$7,822
Ratio of expenses to average net assets	1.50%	(e)	1.50%		1.50%	1.50%	(e)
Ratio of expenses to average net assets
before waiver & reimbursement	3.35%	(e)	2.84%		2.92%	5.07%	(e)
Ratio of net investment income (loss) to
average net assets	0.36%	(e)	0.25%		(0.20)%	0.13%	(e)
Ratio of net investment income (loss) to average net assets
before waiver & reimbursement	(1.49)%	(e)	(1.09)%		(1.62)%	(3.45)%	(e)
Portfolio turnover rate	12.33%		133.02%		203.84%	281.74%

(a) For the period December 22, 2004 (commencement of operations) to November 30, 2005.
(b) Income distribution amounted to less than $ 0.005 per share.
(c) Total return in the above table represents the rate the investor would have earned or lost on an investment in the Fund, assuming reinvestment of dividends.
(d) Not annualized
(e) Annualized.

*See accompanying notes which are an integral part of these financial statements.

Marco Targeted Return Fund

Notes to the Financial Statements

May 31, 2008

(Unaudited)

NOTE 1. ORGANIZATION

Marco Targeted Return Fund (the “Fund”) was organized as a diversified series of Unified Series Trust (the “Trust”) on December 13, 2004. The Trust is an open-end investment company established under the laws of Ohio by an Agreement and Declaration of Trust dated October 17, 2002 (the “Trust Agreement”). The Trust Agreement permits the Board of Trustees (the “Board”) to issue an unlimited number of shares of beneficial interest of separate series. The Fund is one of a series of funds currently authorized by the Board. The Fund commenced operations on December 22, 2004. The Fund investment objective is total return. The investment advisor to the Fund is Marco Investment Management, LLC (the “Advisor”).

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

Securities Valuation - Equity securities are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices more accurately reflect the fair market value of such securities. Securities that are traded on any stock exchange are generally valued by the pricing service at the last quoted sale price. Lacking a last sale price, an exchange traded security is generally valued by the pricing service at its last bid price. Securities traded in the NASDAQ over-the-counter market are generally valued by the pricing service at the NASDAQ Official Closing Price. Options traded on major exchanges are valued at the last quoted sales price on their primary exchange or, if there is no sale on the applicable exchange on such day, then the last quoted bid price as of the close of such exchange will be used. When market quotations are not readily available, when the Advisor determines that the market quotation or the price provided by the pricing service does not accurately reflect the current market value or when restricted or illiquid securities are being valued, such securities are valued as determined in good faith by the Advisor, in conformity with guidelines adopted by and subject to review of the Board.

Fixed income securities are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices accurately reflect the fair market value of such securities. A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. If the Advisor decides that a price provided by the pricing service does not accurately reflect the fair market value of the securities, when prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Advisor, subject to review of the Board. Short term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value. The ability of issuers of debt securities held by the Fund to meet their obligations may be affected by economic and political developments in a specific country or region.

In accordance with the Trust’s good faith pricing guidelines, the Advisor is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above. No single standard exists for determining fair value controls, since fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of an issue of securities being valued by the Advisor would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale. Methods which are in accord with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods.

Marco Targeted Return Fund

Notes to the Financial Statements

May 31, 2008 – continued

(Unaudited)

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES – continued

Good faith pricing is permitted if, in the Advisor’s opinion, the validity of market quotations appears to be questionable based on factors such as evidence of a thin market in the security based on a small number of quotations, a significant event occurs after the close of a market but before a Fund’s NAV calculation that may affect a security’s value, or the Advisor is aware of any other data that calls into question the reliability of market quotations. Good faith pricing may also be used if the options the Fund has written cease to have market quotations readily available due to low volume or imminent expiration. Investments in foreign securities, junk bonds or other thinly traded securities are more likely to trigger fair valuation than other securities.

Option writing - When the Fund writes an option, an amount equal to the premium received by the Fund is recorded as a liability and is subsequently adjusted to the current market value of the option written. Premiums received from writing options that expire unexercised are treated by the Fund on the expiration date as realized gains from investments. The difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or if the premium is less than the amount paid for the closing purchase transaction, as a realized loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security or currency in determining whether the Fund has realized a gain or loss. The Fund, as writer of an option, bears the market risk of an unfavorable change in the price of the security underlying the written option.

Federal Income Taxes – The Fund makes no provision for federal income tax. The Fund intends to qualify each year as a “regulated investment company” under subchapter M of the Internal Revenue Code of 1986, as amended, by distributing all of its net investment income and net realized capital gains. If the required amount of net investment income is not distributed, the Fund could incur a tax expense.

Security Transactions and Related Income - The Fund follows industry practice and records security transactions on the trade date. The specific identification method is used for determining gains or losses for financial statements and income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Discounts and premiums on securities purchased are amortized or accreted using the effective interest method. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.

Expenses – Expenses incurred by the Trust that do not relate to a specific fund of the Trust are allocated to the individual funds based on each fund’s relative net assets or other appropriate basis (as determined by the Board).

Dividends and Distributions – The Fund intends to distribute substantially all of its net investment income as dividends on at least an annual basis. The Fund intends to distribute its net realized long-term capital gains and its net realized short-term capital gains at least once a year. Distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. The treatment for financial reporting purposes of distributions made to shareholders during the year from net investment income or net realized capital gains may differ from their ultimate treatment for federal income tax purposes. These differences are caused primarily by differences in the timing of the recognition of certain components of income, expenses or realized capital gain for federal income tax purposes. Where such differences are permanent in nature, they are reclassified in the components of the net assets based on their ultimate characterization for federal income tax purposes. Any such reclassifications will have no effect on net assets, results of operations or net asset values per share of each Fund.

Accounting for Uncertainty in Income Taxes – The Fund adopted the provisions of Financial Accounting Standards Board (“FASB”) Interpretation No. 48 (“FIN 48”), Accounting for Uncertainty in Income Taxes effective June 29, 2007. FIN 48 was applied to all open tax years as of the effective date. The adoption of FIN 48 had no impact on the Fund’s net assets or results of operation.

Marco Targeted Return Fund

Notes to the Financial Statements

May 31, 2008 – continued

(Unaudited)

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES – continued

As of and during the period ended May 31, 2008, the Fund did not have a liability for any unrecognized tax benefits. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the statement of operations. During the period, the Fund did not incur any interest or penalties. The Fund is not subject to examination by U.S. federal tax authorities for tax years before 2004.

Fair Value Measurements - The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”), effective December 1, 2007. In accordance with FAS 157, fair value is defined as the price that the Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. FAS 157 established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, (for example, the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs to the valuation technique). Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities
•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments)

The following is a summary of the inputs used as of May 31, 2008 in valuing the Fund’s assets carried at fair value:

Valuation Inputs	Investments in Securities	Other Financial Instruments (i.e., off-balance sheet items)*
Level 1 – Direct Market Prices in Observable Markets or Quoted Prices	$ 5,260,016	$ 138,340
Level 2 – Other Significant Observable Inputs	$ 1,022,279	$ -
Level 3 – Internal Unobservable Inputs	$ -	$ -
Total	$ 6,282,295	$ 138,340
*Other financial instruments include call options, futures, forwards, and swap contracts.

Marco Targeted Return Fund

Notes to the Financial Statements

May 31, 2008 – continued

(Unaudited)

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES – continued

FAS 157 requires a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value. The Fund(s) did not hold any assets at any time during the reporting period in which significant unobservable inputs were used in determining fair value; therefore, no reconciliation is included for this reporting period.

NOTE 3. FEES AND OTHER TRANSACTIONS WITH AFFILIATES

The Advisor, under the terms of the management agreement (the “Agreement”), manages the Fund’s investments subject to approval of the Board of Trustees. As compensation for its management services, the Fund is obligated to pay the Advisor a fee computed and accrued daily and paid monthly at an annual rate of 1.00% of the Fund’s average net assets. For the six months ended May 31, 2008, before the waivers disclosed below, the Advisor earned a fee of $30,489 from the Fund.

The Advisor has contractually agreed to waive its management fee and/or reimburse certain Fund operating expenses so that the Fund’s net annual operating expenses, excluding brokerage fees and commissions, any 12b-1 fees, taxes, borrowing costs (such as interest and dividend expense on securities sold short), extraordinary expenses, and any indirect expenses (such as expenses incurred by other investment companies in where the Fund may invest) do not exceed 1.50% of the Fund’s average daily net assets through March 31, 2009. For the six months ended May 31, 2008, the Advisor waived fees and reimbursed Fund expenses of $56,069. At May 31, 2008, there was a net receivable due from the Advisor in the amount of $7,736.

Each waiver or reimbursement by the Advisor is subject to repayment by the Fund within the three fiscal years following the fiscal year in which the particular expense was incurred, provided that the Fund is able to make the repayment without exceeding the 1.50% expense limitation. At November 30, 2007, the amounts subject to recoupment are as follows:

As of May 31, 2008, $56,069 may be subject to potential repayment by the Fund to the Advisor through November 30, 2011.

The Trust retains Unified Fund Services, Inc. (“Unified”), to manage the Fund’s business affairs and to provide the Fund with administrative services, including all regulatory reporting and necessary office equipment and personnel. For the six months ended May 31, 2008, Unified earned fees of $15,781 for administrative services provided to the Fund. At May 31, 2008, the Fund owed Unified $5,781 for administrative services. Certain officers of the Trust are members of management and/or employees of Unified. Unified operates as a wholly-owned subsidiary of Huntington Bancshares, Inc., the parent company of the Distributor and Huntington National Bank, the custodian of the Fund’s investments (the “Custodian”). For the six months ended May 31, 2008, the Custodian earned fees of $4,151 for custody services provided to the Fund. At May 31, 2008, the Fund owed the Custodian $2,609 for custody services.

The Trust retains Unified to act as the Fund’s transfer agent and to provide the Fund with fund accounting services. For the six months ended May 31, 2008, Unified earned fees of $6,781 from the Fund for transfer agent services and $4,697 in reimbursement for out-of-pocket expenses incurred in providing transfer agent services. For the six months ended May 31, 2008, Unified earned fees of $9,302 from the Fund for fund accounting services. At May 31, 2008, the Fund owed Unified $2,567 for transfer agent services and reimbursement of out-of-pocket expenses, and $3,255 for fund accounting services.

Marco Targeted Return Fund

Notes to the Financial Statements

May 31, 2008 – continued

(Unaudited)

NOTE 3. FEES AND OTHER TRANSACTIONS WITH AFFILIATES - continued

Unified Financial Securities, Inc. (the “Distributor”) acts as the principal distributor of the Fund’s shares. There were no payments made to the Distributor by the Fund during the six months ended May 31, 2008. A Trustee is a member of management of Huntington National Bank, a subsidiary of Huntington Bancshares, Inc. (the parent of the Distributor) and an officer of the Trust is an officer of the Distributor and such persons may be deemed to be affiliates of the Distributor.

NOTE 4. INVESTMENTS

For the six months ended May 31, 2008, purchases and sales of investment securities, other than short-term investments and call options written were as follows:

At May 31, 2008, the net unrealized appreciation (depreciation) of investments for tax purposes, net of premiums received for call options written, was as follows:

At May 31, 2008, the aggregate cost of securities for federal income tax purposes, net of premiums received for call options written, was $6,802,100.

NOTE 5. ESTIMATES

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

NOTE 6. BENEFICIAL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the fund, under Section 2(a)(9) of the Investment Company Act of 1940. At May 31, 2008, Charles Schwab Co., for the benefit of others, owned 67.88% of the Fund, respectively, and thus may be deemed to control the Fund. Steven Marco, owner of the Advisor to the Fund, owns 6.73% of the Fund’s outstanding shares.

Marco Targeted Return Fund

Notes to the Financial Statements

May 31, 2008 – continued

(Unaudited)

NOTE 7. CALL OPTIONS WRITTEN

At May 31, 2008, portfolio securities valued at $4,090,956 were held by the custodian as collateral for call options written by the Fund. For the six months ended May 31, 2008, transactions in options written were as follows (100 shares of common stock underly each option contract):

NOTE 8. DISTRIBUTIONS TO SHAREHOLDERS

On December 23, 2006, an income distribution of $0.00004 per share and a short term capital gain distribution of $0.999 per share to shareholders of record on December 22, 2006 were made. On November 28, 2007, a short term capital gain distribution of $0.027 per share to shareholders of record on November 27, 2007 was made.

The tax characterization of distributions for the fiscal years ended 2007 and 2006 was as follows:

On December 17, 2007, an income distribution of $0.0292 per share and a short term capital gain distribution of $0.7785 per share to shareholders of record on December 14, 2007 were made.

On April 28, 2008, a short term capital gain distribution of $0.123426 per share to shareholders of record on April 25, 2008 was made.

As of November 30, 2007, the components of distributable earnings (accumulated losses) on a tax basis were as follows:

The difference between book basis and tax basis unrealized appreciation is attributable to the tax deferral of losses on wash sales in the amount of $12,804.

OTHER INFORMATION

The Fund’s Statement of Additional Information (“SAI”) includes additional information about the trustees and is available without charge, upon request. You may call toll-free at (877) 764-3863 to request a copy of the SAI or to make shareholder inquiries.

PROXY VOTING

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities and information regarding how the Fund voted those proxies during the most recent twelve month period ended June 30 is available without charge upon request by (1) calling the Funds at (877) 764-3863 and (2) from Fund documents filed with the Securities and Exchange Commission (“SEC”) on the SEC’s website at www.sec.gov.

TRUSTEES

Stephen A. Little, Chairman

Gary E. Hippenstiel

Daniel J. Condon

Ronald C. Tritschler

Nancy V. Kelly

Kenneth G.Y. Grant

OFFICERS

Anthony J. Ghoston, President

John Swhear, Senior Vice-President

William J. Murphy, Interim Treasurer & Chief Financial Officer

Heather A. Bonds, Secretary

Lynn Wood, Chief Compliance Officer

INVESTMENT ADVISOR

Marco Investment Management LLC

300 Atlanta Financial Center

3343 Peachtree Road NE

Atlanta, GA 30326

DISTRIBUTOR

Unified Financial Securities, Inc.

2960 North Meridian Street, Suite 300

Indianapolis, IN 46208

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Cohen Fund Audit Services Ltd.

800 Westpoint Parkway, Suite 1100

Westlake, OH 44145

LEGAL COUNSEL

Thompson Coburn LLP

One US Bank Plaza

St. Louis, MO 63101

LEGAL COUNSEL TO THE INDEPENDENT TRUSTEES

Thompson Hine LLP

312 Walnut St., 14th Floor

Cincinnati, OH 45202

CUSTODIAN

Huntington National Bank

41 South Street

Columbus, OH 43125

ADMINISTRATOR, TRANSFER AGENT AND FUND ACCOUNTANT

Unified Fund Services, Inc.

2960 North Meridian Street, Suite 300

Indianapolis, IN 46208

This report is intended only for the information of shareholders or those who have received the Fund’s prospectus which contains information about the Fund’s management fee and expenses. Please read the prospectus carefully before investing.

Distributed by Unified Financial Securities, Inc.

Member FINRA/SIPC

Roosevelt Multi-Cap Fund

Semi-Annual Report

May 31, 2008

(Unaudited)

Fund Adviser:

The Roosevelt Investment Group, Inc.

317 Madison Avenue

Suite 1004

New York, NY 10017

Toll Free: (877) 322-0576

Investment Results	(Unaudited)

 The performance quoted represents past performance, which does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by calling 1-800-322-0576.

* Return figures reflect any change in price per share and assume the reinvestment of all distributions.

** The S&P 500 Index and NASDAQ Composite Index are unmanaged benchmarks that assume reinvestment of all distributions and exclude the effect of taxes and fees. The Indices are widely recognized unmanaged indices of equity prices and are representative of a broader market and range of securities than are found in the Fund’s portfolio. Individuals cannot invest directly in these Indices; however, an individual can invest in exchange-traded funds or other investment vehicles that attempt to track the performance of a benchmark index.

The Fund’s investment objectives, risks, charges and expenses must be considered carefully before investing. The prospectus contains this and other important information about the investment company and may be obtained by calling the same number as above. Please read it carefully before investing. The Fund is distributed by Unified Financial Securities, Inc. Member FINRA.

The chart above assumes an initial investment of $10,000 made on December 21, 2001 (commencement of Fund operations) and held through May 31, 2008. THE FUND’S RETURNS REPRESENT PAST PERFORMANCE AND DO NOT GUARANTEE FUTURE RESULTS. The returns shown do not reflect deduction of taxes that a shareholder would pay on the Fund’s distributions or the redemption of the Fund’s shares. Investment returns and principal values will fluctuate so that your shares, when redeemed, may be worth more or less than their original purchase price.  The S&P 500 Index and the NASDAQ Composite Index are widely recognized unmanaged indexes of common stock prices and are representative of a broader market and range of securities than is found in the Fund’s portfolio. Individuals cannot invest directly in an Index; however, an individual can invest in exchange-traded funds or other investment vehicles that attempt to track the performance of a benchmark index. The Index returns do not include expenses, which have been deducted from the Fund’s return. These performance figures include the change in value of the stocks in the index plus the reinvestment of dividends and are not annualized.

Current performance may be lower or higher than the performance data quoted. For more information on the Fund, and to obtain performance data current to the most recent month-end, or to request a prospectus, please call 1-877-322-0576. You should carefully consider the investment objectives, potential risks, management fees, and charges and expenses of the Fund before investing. The Fund’s prospectus contains this and other information about the Fund, and should be read carefully before investing.

The Fund is distributed by Unified Financial Securities, Inc., member FINRA.

Fund Holdings	(Unaudited)

1As a percentage of net assets. The Fund invests primarily in common stock of U.S. companies of all capitalization ranges.

Availability of Portfolio Schedule

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Form N-Qs are available at the SEC’s website at www.sec.gov. The Fund’s Form N-Qs may be reviewed and copied at the Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Summary of Fund’s Expenses(Unaudited)

As a shareholder of the Fund, you incur ongoing costs, consisting of management fees; distribution and/or service (12b-1) fees; and trustee expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (December 1, 2007 through May 31, 2008).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.60), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Roosevelt Multi-Cap Fund	Beginning Account Value December 1, 2007	Ending Account Value May 31, 2008	Expenses Paid for the Period December 1, 2007 – May 31, 2008*
Actual	$1,000.00	$1,022.48	$6.38
Hypothetical**	$1,000.00	$1,018.70	$6.36

* Expenses are equal to the Fund’s annualized expense ratio of 1.26%, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the partial year period).
** Assumes a 5% return before expenses.

Roosevelt Multi-Cap Fund
Schedule of Investments
May 31, 2008
(Unaudited)

Common Stocks - 90.62%	Shares	Value

Air Transportation, Scheduled - 2.07%
Southwest Airlines Co.	60,725	$ 793,068

Biological Products (No Diagnostic Substances) - 1.79%
Genzyme Corp. (a)	10,000	684,600

Bituminous Coal & Lignite Surface Mining - 5.04%
Fording Canadian Coal Trust	10,235	818,800
Peabody Energy Corp.	15,000	1,108,800
		1,927,600

Chemical & Allied Products - 1.81%
Monsanto Co.	5,435	692,419

Computer & Office Equipment - 1.95%
International Business Machines Corp. (IBM)	5,750	744,222

Crude Petroleum & Natural Gas - 1.65%
Penn Virginia Corp.	10,000	630,200

Drawing & Insulating of Nonferrous Wire - 2.22%
Corning, Inc.	31,000	847,540

Drilling Oil & Gas Wells - 2.30%
Precision Drilling Trust	33,000	880,440

Electric Generator - 0.95%
Tractebel Energia S.A. (b)	5,084	362,489

Electric Services - 3.81%
FPL Group, Inc.	12,300	830,496
Northeast Utilities	12,245	319,717
Southern Co.	8,500	307,700
		1,457,913

Fabricated Plate Work - 2.11%
McDermott International, Inc. (a)	13,000	806,390

Grain Mill Products - 1.92%
General Mills, Inc.	11,605	733,436

Hazardous Waste Management - 2.13%

*See accompanying notes which are an integral part of these financial statements.

Stericycle, Inc. (a)	14,000	816,200

Industrial & Commercial Fans & Blowers & Air Purifying Equipments - 0.62%
Flanders Corp. (a)	32,989	236,201

Industrial Inorganic Chemicals - 1.20%
Praxair, Inc.	4,845	460,566

Industrial Instruments for Measurement, Display, and Control - 1.95%
Roper Industries, Inc.	11,500	747,960

*See accompanying notes which are an integral part of these financial statements.

Roosevelt Multi-Cap Fund
Schedule of Investments - continued
May 31, 2008
(Unaudited)

Common Stocks - 90.62% - continued	Shares	Value

Industrial Organic Chemicals - 2.72%
International Flavors & Fragrances, Inc.	17,000	$ 713,320
Methanex Corp.	11,370	325,751
		1,039,071

Instruments for Measurement & Testing of Electricity & Electronics Signals - 0.91%
Itron, Inc. (a)	3,585	349,824

Investment Advice - 1.93%
Morningstar, Inc. (a)	10,400	737,880

Metalworking Machinery & Equipment - 1.23%
SPX Corp.	3,555	472,388

Mining & Quarrying of Nonmetallic Minerals - 4.39%
Compass Minerals International, Inc.	23,000	1,679,000

Miscellaneous Manufacturing Industries - 1.83%
WMS Industries, Inc. (a)	18,950	701,908

Miscellaneous Publishing - 1.91%
Reed Elsevier plc. (b)	14,523	729,200

Miscellaneous Transportation Equipment - 1.11%
Polaris Industries, Inc.	8,923	425,806

Motors & Generators - 1.15%
American Superconductor Corp. (a)	12,485	440,471

Motor Vehicle Parts & Accessories - 1.87%

Honeywell International, Inc.	12,000	715,440

National Commercial Banks - 4.63%
JPMorgan Chase & Co.	20,920	899,560
U.S. Bancorp.	26,265	871,735
		1,771,295

Oil & Gas Field Machinery & Equipment - 1.42%
FMC Technologies, Inc. (a)	7,570	543,905

Oil Field Machinery & Equipment - 0.62%
Tesco Corp. (a)	7,000	235,410

Oil & Gas Field Services - 1.57%
Willbros Group, Inc. (a)	14,500	601,460

Operative Builders - 0.67%
Centex Corp.	13,605	256,182

Perfumes, Cosmetics, & Other Toilet Preparations - 2.14%
Avon Products, Inc.	21,000	820,260

*See accompanying notes which are an integral part of these financial statements.

Roosevelt Multi-Cap Fund
Schedule of Investments - continued
May 31, 2008
(Unaudited)

Common Stocks - 90.62% - continued	Shares	Value

Pharmaceutical Preparations - 0.24%
Novozymes A/S - Class B	845	$92,105

Plastic Materials, Synthetic Resins & Nonvulcan Elastomers - 0.73%
Hexcel Corp. (a)	10,500	277,830

Railroads, Line-Haul Operating - 2.61%
Union Pacific Corp.	12,130	998,420

Real Estate Operation & Development - 0.90%
Cyrela Brazil Realty S.A. (b)	1,040	346,178

Retail - Eating Places - 2.17%
McDonald's Corp.	14,010	831,073

Retail - Grocery Stores - 2.80%
Kroger Co.	17,250	476,790
Safeway, Inc.	18,670	595,013
		1,071,803

Retail - Retail Stores - 1.05%
IAC/InterActiveCorp (a)	17,895	403,532

Security Brokers, Dealers & Flotation Companies - 1.83%
BlackRock, Inc.	3,105	698,594

Services - Commercial Physical & Biological Research - 1.35%
Senomyx, Inc. (a)	100,000	517,000

Services - Computer Integrated Systems Design - 3.41%
Scientific Games Corp. - Class A (a)	23,000	743,590
Yahoo!, Inc. (a)	21,000	561,960
		1,305,550

Services - Computer Programming, Data Processing, Etc. - 1.56%
IHS, Inc. - Class A (a)	10,020	596,791

Services - Management Consulting Services - 1.80%
FTI Consulting, Inc. (a)	11,500	690,690

Services - Miscellaneous Amusement & Recreation - 0.83%
Pinnacle Entertainment, Inc. (a)	23,000	319,010

Services - Prepackaged Software - 2.55%
Activision, Inc. (a)	18,000	607,500
Microsoft Corp.	13,009	368,415
		975,915

Services - Transport Services - 0.52%
Viterra, Inc. (a)	14,550	199,408

*See accompanying notes which are an integral part of these financial statements.

Roosevelt Multi-Cap Fund
Schedule of Investments - continued
May 31, 2008
(Unaudited)

Common Stocks - 90.62% - continued	Shares	Value

State Commerical Banks - 1.03%
Banco Itau Holding Financeira S.A. (b)	12,780	$392,474

Steel Works, Blast Furnaces, Rolling Mills - 1.62%
Tenaris S.A. (b)	10,140	621,582

TOTAL COMMON STOCKS (Cost $30,449,874)		34,678,699

Exchange-Traded Funds - 6.75%
UltraShort Basic Materials ProShares	4,425	126,865
UltraShort Financials ProShares	4,175	461,045
UltraShort Industrials ProShares	4,055	219,903
UltraShort Oil & Gas ProShares	27,840	801,792
UltraShort QQQ ProShares	6,200	232,128
UltraShort Russell 2000 ProShares	6,950	469,959
UltraShort S&P 500 ProShares	4,830	273,040

TOTAL EXCHANGE-TRADED FUNDS (Cost $2,809,205)		2,584,732

	Principal
U.S. Treasury Bonds - 0.89%	Amount
U.S. Treasury TIP, 1.625%, 01/15/2018	$339,314	341,965

TOTAL U.S. TREASURY BONDS (Cost $344,948)		341,965

	Shares
Money Market Securities - 3.53%
Huntington Money Market Fund-Trust Shares, 1.35% (c)	1,349,268	1,349,268

TOTAL MONEY MARKET SECURITIES (Cost $1,349,268)		1,349,268

TOTAL INVESTMENTS (Cost $34,953,295) - 101.79%		$38,954,664

Liabilities in excess of other assets - (1.79)%		(684,096)

TOTAL NET ASSETS - 100.00%		$38,270,568

(a) Non-income producing.
(b) American Depositary Receipt.
(c) Variable rate security; the money market rate shown represents the rate at May 31, 2008.

*See accompanying notes which are an integral part of these financial statements.

Roosevelt Multi-Cap Fund
Statement of Assets and Liabilities
May 31, 2008
(Unaudited)

Assets
Investments in securities, at fair value (cost $34,953,295)	$38,954,664
Receivable for investments sold	310,831
Receivable for fund shares sold	64,044
Dividends receivable	33,535
Interest receivable	4,404
Other receivables	304
Total assets	39,367,782

Liabilities
Payable for investments purchased	1,048,718
Payable to adviser (a)	31,343
Accrued 12b-1 fees	17,153
Total liabilities	1,097,214

Net Assets	$ 38,270,568

Net Assets consist of:
Paid in capital	$33,881,808
Accumulated undistributed net investment income	129,584
Accumulated undistributed net realized gain from investment transactions	257,807
Net unrealized appreciation on investments	4,001,369

Net Assets	$38,270,568

Shares outstanding (unlimited number of shares authorized)	2,101,560

Net Asset Value
Offering and redemption price per share	$18.21

(a) See Note 3 in the Notes to the Financial Statements.

*See accompanying notes which are an integral part of these financial statements.

Roosevelt Multi-Cap Fund
Statement of Operations
For the six months ended May 31, 2008
(Unaudited)

Investment Income
Dividend income (net of foreign witholding tax of $3,812)	$282,421
Interest income	44,022
Total Investment Income	326,443

Expenses
Investment Adviser fee	163,958
12b-1 expense	40,989
Trustee expenses	2,200
Total Expenses	207,147
Net Investment Income	119,296

Realized and Unrealized Gain on Investments
Net realized gain on investments	332,862
Change in unrealized appreciation (depreciation)
on investments	642,827
Net realized and unrealized gain on investments	975,689
Net increase in net assets resulting from operations	$1,094,985

*See accompanying notes which are an integral part of these financial statements.

Roosevelt Multi-Cap Fund
Statements of Changes in Net Assets

	Six Months
	Ended	Year
	May 31, 2008	Ended
	(Unaudited)	November 30, 2007
Operations
Net investment income	$119,296	$10,291
Net realized gain on investment securities	332,862	1,802,463
Change in unrealized appreciation (depreciation)	642,827	1,729,849
Net increase in net assets resulting from operations	1,094,985	3,542,603

Distributions
From net investment income	-	(37,852)
From net realized gain	(1,803,546)	(252,771)
Total distributions	(1,803,546)	(290,623)

Capital Share Transactions
Proceeds from shares sold	12,897,499	13,497,468
Reinvestment of distributions	1,796,383	289,326
Amount paid for shares repurchased	(2,877,605)	(3,663,644)
Net increase in net assets resulting
from share transactions	11,816,277	10,123,150

Total Increase in Net Assets	11,107,716	13,375,130

Net Assets
Beginning of period	27,162,852	13,787,722

End of period	$38,270,568	$27,162,852

Accumulated undistributed net investment
income included in net assets	$129,584	$10,288

Capital Share Transactions
Shares sold	730,462	764,047
Shares issued in reinvestment of distributions	98,625	18,049
Shares repurchased	(166,731)	(207,671)

Net increase from capital share transactions	662,356	574,425

*See accompanying notes which are an integral part of these financial statements.

Roosevelt Multi-Cap Fund
Financial Highlights

	Six Months
	Ended		Year	Year	Year	Year	Year
	May		Ended	Ended	Ended	Ended	Ended
	31,2008		November	November	November	November	November
	(Unaudited)		30,2007	30,2006	30,2005	30,2004	30,2003

Selected Per Share Data
Net asset value, beginning of period	$ 18.87		$ 15.94	$ 15.07	$ 14.18	$ 12.89	$ 9.84

Income from investment operations
Net investment income (loss)	0.05		0.01	0.04	0.02	(0.01)	(0.01)
Net realized and unrealized gain (loss)	0.37		3.26	1.67	1.92	1.62	3.06
Total from investment operations	0.42		3.27	1.71	1.94	1.61	3.05

Less Distributions to shareholders:
From net investment income	-		(0.04)	(0.02)	-	-	-
From net realized gain	(1.08)		(0.30)	(0.82)	(1.05)	(0.32)	-
Total distributions	(1.08)		(0.34)	(0.84)	(1.05)	(0.32)	-

Net asset value, end of period	$ 18.21		$ 18.87	$ 15.94	$ 15.07	$ 14.18	$ 12.89

Total Return (a)	2.25%	(b)	20.90%	11.82%	14.47%	12.70%	31.00%

Ratios and Supplemental Data
Net assets, end of period (000)	$ 38,271		$ 27,163	$ 13,788	$ 6,415	$ 3,091	$ 2,345
Ratio of expenses to average net assets	1.26%	(c)	1.27%	1.28%	1.10%	1.07%	1.15%
Ratio of net investment income (loss) to
average net assets	0.73%	(c)	0.05%	0.36%	0.21%	(0.08)%	(0.06)%
Portfolio turnover rate	49.05%		146.35%	102.70%	85.58%	82.28%	54.18%
(a) Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of dividends.
(b) Not annualized.
(c) Annualized.

*See accompanying notes which are an integral part of these financial statements.

Roosevelt Multi-Cap Fund

Notes to the Financial Statements

May 31, 2008

(Unaudited)

NOTE 1. ORGANIZATION

The Roosevelt Multi-Cap Fund (the “Fund”, formerly known as the Roosevelt Anti-Terror Multi-Cap Fund) was organized as a diversified series of Unified Series Trust (the “Trust”) to acquire all the assets of the Bull Moose Growth Fund, a series of AmeriPrime Advisors Trust (the “Predecessor Fund”), in a tax-free reorganization, effective September 23, 2005. The Predecessor Fund commenced operations on December 21, 2001. The Trust is an open-end management investment company established under the laws of Ohio by an Agreement and Declaration of Trust dated October 17, 2002 (the “Trust Agreement”). The Trust Agreement permits the Board of Trustees of the Trust (the “Board”) to issue an unlimited number of shares of beneficial interest of separate series. The Fund is one of a series of funds currently authorized by the Board. The objective of the Fund is long-term capital appreciation. The investment adviser to the Fund is The Roosevelt Investment Group (the “Adviser”).

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

Securities Valuations - Equity securities are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Adviser believes such prices more accurately reflect the fair market value of such securities. Securities that are traded on any stock exchange are generally valued by the pricing service at the last quoted sale price. Lacking a last sale price, an exchange-traded security is generally valued by the pricing service at its last bid price. Securities traded in the NASDAQ over-the-counter market are generally valued by the pricing service at the NASDAQ Official Closing Price. When market quotations are not readily available, when the Adviser determines that the market quotation or the price provided by the pricing service does not accurately reflect the current market value, or when restricted or illiquid securities are being valued, such securities are valued as determined in good faith by the Adviser, in conformity with guidelines adopted by and subject to review of the Board of Trustees of the Trust (the “Board”).

Fixed income securities are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Adviser believes such prices accurately reflect the fair market value of such securities. A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. If the Adviser decides that a price provided by the pricing service does not accurately reflect the fair market value of the securities, when prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Adviser, subject to review of the Board. Short term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value. The ability of issuers of debt securities held by the Fund to meet their obligations may be affected by economic and political developments in a specific country or region.

In accordance with the Trust’s good faith pricing guidelines, the Adviser is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above. No single standard exists for determining fair value controls, since fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of an issue of securities being valued by the Adviser would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale. Methods which are in accord with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods. Good faith pricing is permitted if, in the Adviser’s opinion, the validity of market quotations appears to be questionable based on factors such as evidence of a thin market in the security based on a small number of quotations, a significant event occurs after the close of a market but before the Fund’s NAV calculation that may affect a security’s value, or the Adviser is aware of any other data that calls into question the reliability of market quotations.

Roosevelt Multi-Cap Fund

Notes to the Financial Statements – continued

May 31, 2008

(Unaudited)

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES – continued

Investments in foreign securities, junk bonds, or other thinly traded securities are more likely to trigger fair valuation than other securities.

Federal Income Taxes–The Fund makes no provision for federal income tax. The Fund intends to qualify each year as a “regulated investment company” under subchapter M of the Internal Revenue Code of 1986, as amended, by distributing all of its net investment income and net realized capital gains. If the required amount of net investment income is not distributed, the Fund could incur a tax expense.

Security Transactions and Related Income- The Fund follows industry practice and records security transactions on the trade date. The specific identification method is used for determining gains or losses for financial statements and income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Discounts and premiums on securities purchased are amortized or accreted using the effective interest method. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.

Dividends and Distributions – Distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. The Fund intends to distribute its net realized long-term capital gains and its net realized short-term capital gains at least once a year. The treatment for financial reporting purposes of distributions made to shareholders during the year from net investment income or net realized capital gains may differ from their ultimate treatment for federal income tax purposes. These differences are caused primarily by differences in the timing of the recognition of certain components of income, expenses or realized capital gain for federal income tax purposes. Where such differences are permanent in nature, they are reclassified in the components of the net assets based on their ultimate characterization for federal income tax purposes. Any such reclassifications will have no effect on net assets, results of operations or net asset values per share of the Fund.

Expenses – Expenses incurred by the Trust that do not relate to a specific fund of the Trust are allocated to the individual funds based on each fund’s relative net assets or other appropriate basis (as determined by the Board).

Accounting for Uncertainty in Income Taxes- The Fund adopted the provisions of Financial Accounting Standards Board (“FASB”) Interpretation No. 48 (“FIN 48”), Accounting for Uncertainty in Income Taxes effective June 29, 2007. FIN 48 was applied to all open tax years as of the effective date. The adoption of FIN 48 had no impact on the Fund’s net assets or results of operation.

As of and during the period ended May 31, 2008, the Fund did not have a liability for any unrecognized tax benefits. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the statement of operations. During the period, the Fund did not incur any interest or penalties. The Fund is not subject to examination by U.S. federal tax authorities for tax years before 2005.

Fair Value Measurements - The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”), effective December 1, 2007. In accordance with FAS 157, fair value is defined as the price that the Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. FAS 157 established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Roosevelt Multi-Cap Fund

Notes to the Financial Statements – continued

May 31, 2008

(Unaudited)

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES – continued

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities
•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments)

The following is a summary of the inputs used to value the Fund’s assets as of May 31, 2008:

Valuation Inputs	Investments in Securities	Other Financial Instruments (i.e., off-balance sheet items)*
Level 1 – Quoted Prices in active markets	$ 37,263,431	$ -
Level 2 – Other Significant Observable Inputs	$ 1,691,233	$ -
Level 3 – Significant Unobservable Inputs	$ -	$ -
Total	$ 38,954,664	$ -

*Other financial instruments include futures, forwards, and swap contracts.

FAS 157 requires a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value. The Fund(s) did not hold any assets at any time during the reporting period in which significant unobservable inputs were used in determining fair value; therefore, no reconciliation is included for this reporting period.

NOTE 3. FEES AND OTHER TRANSACTIONS WITH AFFILIATES

Under the terms of the management agreement (the “Agreement”), the Adviser has agreed to provide investment advisory services to the Fund, and to pay most operating expenses of the Fund, in return for a "universal fee."  The Agreement states that the Fund, not the Adviser, is obligated to pay the following expenses:  brokerage fees and commissions, taxes, borrowing costs (such as (a) interest and (b) dividend expenses on securities sold short), fees and expenses of independent trustees, (including expenses which the Fund is authorized to pay pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended), and extraordinary or nonrecurring expenses.  The Agreement does not require the Adviser to pay indirect expenses incurred by the Fund, such as fees and expenses of other investment companies in which the Fund may invest. As compensation for its management services, the Fund is obligated to pay the Adviser a fee computed and accrued daily and paid monthly at an annual rate of 1.00% of the average daily net assets of the Fund. For the six months ended May 31, 2008, the Adviser earned $163,958 from the Fund for its advisory services. At May 31, 2008, the Fund owed the Adviser $31,343 for these services.

The Trust retains Unified Fund Services, Inc. (“Unified”) to manage the Fund’s business affairs and provide the Fund with administrative, fund accounting and transfer agency services, including all regulatory reporting and necessary office equipment and personnel. The Adviser pays all administrative, transfer agency and fund accounting fees on behalf of the Fund per the Agreement. Certain officers of the Trust are members of management and/or employees of Unified. Unified operates as a wholly-owned subsidiary of Huntington Bancshares, Inc., the parent company of the Distributor and Huntington National Bank, the custodian of the Fund’s investments (the “Custodian”). A Trustee of the Trust is a member of management of the Custodian.

Roosevelt Multi-Cap Fund

Notes to the Financial Statements – continued

May 31, 2008

(Unaudited)

NOTE 3. FEES AND OTHER TRANSACTIONS WITH AFFILIATES - continued

Unified Financial Securities, Inc. (The “Distributor”) acts as the principal distributor of the Fund. There were no payments made to the Distributor by the Fund during the six months ended May 31, 2008. A Trustee of the Trust is a member of management of Huntington National Bank, a subsidiary of Huntington Bancshares, Inc. (the parent of the Distributor) and an officer of the Trust is an officer of the Distributor and such persons may be deemed to be affiliates of the Distributor.

The Fund invests in shares of Huntington Money Market Fund which is administered and advised by subsidiaries of Huntington Bancshares. Interest income of $27,976 was received from the Huntington Money Market Fund for the six months ended May 31, 2008.

The Fund has adopted a plan pursuant to Rule 12b-1 under the 1940 Act (the “Plan”). The Plan provides that the Fund will pay the Adviser a fee aggregating 0.25% of the average daily net assets of the Fund in connection with the promotion and distribution of Fund shares or the provision of services to shareholders, including, but not necessarily limited to, advertising, compensation to dealers and selling personnel, the printing and mailing of prospectuses to other than current Fund shareholders, the printing and mailing of sales literature and servicing shareholder accounts (“12b-1 Expenses”). The Adviser may pay all or a portion of these fees to any registered securities dealer, financial institution or any other person who renders assistance in distributing or promoting the sale of shares, or who provides certain shareholder services, pursuant to a written agreement. The Fund’s plan is a compensation plan, which means that compensation is provided regardless of 12B-1 expenses actually incurred. For the six months ended May 31, 2008, the Fund accrued 12b-1 fees of $40,989, of which $17,153 was unpaid at May 31, 2008.

NOTE 4. INVESTMENTS

For the six months ended May 31, 2008, purchases and sales of investment securities, other than short-term investments and short-term U.S. government obligations were as follows:

As of May 31, 2008, the net unrealized appreciation of investments for tax purposes was as follows:

At May 31, 2008, the aggregate cost of securities for federal income tax purposes was $34,953,295.

NOTE 5. ESTIMATES

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Roosevelt Multi-Cap Fund

Notes to the Financial Statements – continued

May 31, 2008

(Unaudited)

NOTE 6. BENEFICIAL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the fund, under Section 2(a) (9) of the Investment Company Act of 1940. As of May 31, 2008, Charles Schwab & Co., for the benefit of others, was the record owner of 32.61% of the outstanding shares of the Fund. As a result, Charles Schwab & Co. may be deemed to control the Fund.

NOTE 7. DISTRIBUTIONS TO SHAREHOLDERS

On December 27, 2006, an income distribution of $0.0444 per share and a long-term capital gain distribution of $0.2965 per share were declared and paid to shareholders of record on December 26, 2006.

The tax character of distributions paid during the fiscal years ended November 30, 2007 and 2006 is as follows:

On December 21, 2007, a long-term capital gain distribution of $0.5196 per share or $847,646 and a short-term capital gain distribution of $0.4570 per share or $745,524 were declared and paid to shareholders of record on December 20, 2007.

On April 28, 2008, a long-term capital gain distribution of $0.1031 per share or $210,376 was declared and paid to shareholders of record on April 25, 2008.

As of November 30, 2007, the components of distributable earnings on a tax basis were as follows:

As of November 30, 2007, the difference between book basis and tax-basis unrealized appreciation was attributable primarily to the tax deferral of losses on wash sales of $32,291.

PROXY VOTING

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities and information regarding how the Fund voted those proxies during the most recent twelve month period ended June 30 is available without charge upon request by: (1) calling the Fund at (877) 322-0576 and (2) from Fund documents filed with the Securities and Exchange Commission ("SEC") on the SEC's website at www.sec.gov.

TRUSTEES

Stephen A. Little, Chairman

Gary E. Hippenstiel

Daniel J. Condon

Ronald C. Tritschler

Kenneth G.Y. Grant

Nancy V. Kelly

OFFICERS

Anthony J. Ghoston, President

John Swhear, Senior Vice-President

William J. Murphy, Interim Treasurer & Chief Financial Officer

Heather A. Bonds, Secretary

Lynn Wood, Chief Compliance Officer

INVESTMENT ADVISOR

The Roosevelt Investment Group

765 Allens Avenue

Suite 100

Providence, RI 02905

DISTRIBUTOR

Unified Financial Securities, Inc.

2960 North Meridian Street, Suite 300

Indianapolis, IN 46208

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Cohen Fund Audit Services, Ltd.

800 Westpoint Parkway, Suite 1100

Westlake, OH 44145

LEGAL COUNSEL

Thompson Coburn LLP

One US Bank Plaza

St. Louis, MO 63101

LEGAL COUNSEL TO THE INDEPENDENT TRUSTEES

Thompson Hine, LLP

312 Walnut Street, 14th Floor

Cincinnati, OH 45202

CUSTODIAN

Huntington National Bank

41 South Street

Columbus, OH 43125

ADMINISTRATOR, TRANSFER AGENT AND FUND ACCOUNTANT

Unified Fund Services, Inc.

2960 North Meridian Street, Suite 300

Indianapolis, IN 46208

This report is intended only for the information of shareholders or those who have received the Fund’s prospectus which contains information about the Fund’s management fee and expenses. Please read the prospectus carefully before investing.

Distributed by Unified Financial Securities, Inc.

Member FINRA/SIPC

Symons Institutional Funds

Semi-Annual Report

May 31, 2008

(Unaudited)

Fund Adviser:

Symons Capital Management, Inc.

650 Washington Road, Suite 800

Pittsburgh, PA 15228

Toll Free (877) 679-6667

www.symonsfunds.com

Investment Results

The performance quoted represents past performance, which does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by calling 1-888-679-6667.

*	Return figures reflect any change in price per share and assume the reinvestment of all distributions.

** The Russell 3000 Growth Index is an unmanaged benchmark that assumes reinvestment of all distributions and excludes the effect of taxes and fees. The Index is a widely recognized unmanaged index of equity prices and is representative of a broader market and range of securities than is found in the Fund’s portfolio.Individuals cannot invest directly in the Index, however, an individual can invest in ETF’s or other investment vehicles that attempt to track the performance of a benchmark index.

The Fund’s investment objectives, risks, charges and expenses must be considered carefully before investing. The prospectus contains this and other important information about the investment company and may be obtained by calling the same number as above. Please read it carefully before investing. The Fund is distributed by Unified Financial Securities, Inc. Member FINRA.

The chart above assumes an initial investment of $10,000 made on December 22, 2006 (commencement of Fund operations) and held through May 31, 2008. THE FUND’S RETURN REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. The returns shown do not reflect deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Investment returns and principal values will fluctuate so that your shares, when redeemed, may be worth more or less than their original purchase price.

The Russell 3000 Growth Index is a widely recognized unmanaged index of common stock prices and is representative of a broader market and range of securities than is found in the Fund’s portfolio. Individuals cannot invest directly in the Index; however, an individual can invest in exchange-traded funds or other investment vehicles that attempt to track the performance of a benchmark index. The Index returns do not include expenses, which have been deducted from the Fund’s return. These performance figures include the change in value of the stocks in the Index plus the reinvestment of dividends and are not annualized. Current performance may be lower or higher than the performance data quoted. For more information on the Fund, and to obtain performance data current to the most recent month-end, or to request a prospectus, please call 1-877-679-6667. You should carefully consider the investment objectives, potential risks, management fees, and charges and expenses of the Fund before investing. The Fund’s prospectus contains this and other information about the Fund, and should be read carefully before investing.

The Fund is distributed by Unified Financial Securities, Inc., member FINRA.

Investment Results

The performance quoted represents past performance, which does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by calling 1-888-679-6667.

*	Return figures reflect any change in price per share and assume the reinvestment of all distributions.

** The Russell 3000 Value Index is an unmanaged benchmark that assumes reinvestment of all distributions and excludes the effect of taxes and fees. The Index is a widely recognized unmanaged index of equity prices and is representative of a broader market and range of securities than is found in the Fund’s portfolio.Individuals cannot invest directly in the Index, however, an individual can invest in ETF’s or other investment vehicles that attempt to track the performance of a benchmark index.

The Fund’s investment objectives, risks, charges and expenses must be considered carefully before investing. The prospectus contains this and other important information about the investment company and may be obtained by calling the same number as above. Please read it carefully before investing. The Fund is distributed by Unified Financial Securities, Inc. Member FINRA.

The chart above assumes an initial investment of $10,000 made on December 22, 2006 (commencement of Fund operations) and held through May 31, 2008. THE FUND’S RETURN REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. The returns shown do not reflect deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Investment returns and principal values will fluctuate so that your shares, when redeemed, may be worth more or less than their original purchase price.

The Russell 3000 Value Index is a widely recognized unmanaged index of common stock prices and is representative of a broader market and range of securities than is found in the Fund’s portfolio. Individuals cannot invest directly in the Index; however, an individual can invest in exchange-traded funds or other investment vehicles that attempt to track the performance of a benchmark index. The Index returns do not include expenses, which have been deducted from the Fund’s return. These performance figures include the change in value of the stocks in the Index plus the reinvestment of dividends and are not annualized. Current performance may be lower or higher than the performance data quoted. For more information on the Fund, and to obtain performance data current to the most recent month-end, or to request a prospectus, please call 1-877-679-6667. You should carefully consider the investment objectives, potential risks, management fees, and charges and expenses of the Fund before investing. The Fund’s prospectus contains this and other information about the Fund, and should be read carefully before investing.

The Fund is distributed by Unified Financial Securities, Inc., member FINRA.

FUND HOLDINGS- (Unaudited)

1As a percent of net assets.

The Alpha Growth Fund seeks to achieve its objective by investing in a diversified portfolio of companies with market capitalizations above approximately $800 million that are trading at attractive prices, and that appear to have strong potential for capital appreciation over the long-term.

1As a percent of net assets.

The Alpha Value Fund seeks to achieve its objective by investing in a diversified portfolio of companies with market capitalizations above approximately $800 million that are trading at attractive prices, and that appear to have limited downside price risk over the long-term.

1As a percent of net assets.

[2] Small cap is defined as companies with market capitalizations of less than $2 billion at time of purchase.

The Fund seeks to achieve its objective by investing in a diversified portfolio of small capitalization companies. The Fund will purchase small cap stocks trading on U.S. exchanges at what the adviser believes are attractive prices, and that appear to have strong potential for capital appreciation over the long-term.

Availability of Portfolio Schedule– (Unaudited)

The Funds each file a complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available at the SEC’s website at www.sec.gov. The Funds’ Forms N-Q may be reviewed and copied at the Public Reference Room in Washington DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Summary of Funds’ Expenses – (Unaudited)

As a shareholder of one of the Funds, you incur two types of costs: (1) transaction costs, including short-term redemption fees; and (2) ongoing costs, including management fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in each Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period (December 1, 2007) and held for the entire period (through May 31, 2008).

Actual Expenses

The first line of each table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.60), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of each table below provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not either of the Fund’s actual returns. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs  of investing in each Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant only to highlight your ongoing costs and do not reflect any transactional costs, such as short-term redemption fees.  Therefore, the second line is useful in comparing ongoing costs only and will not help you determine the relative costs of owning different funds.  In addition, if these transactions costs were included, your costs would have been higher.

Symons Alpha Growth Institutional Fund	Beginning Account Value December 31, 2007	Ending Account Value May 31, 2008	Expenses Paid During the Period* December 31, 2007 – May 31, 2008
Actual	$1,000.00	$950.62	$7.22
Hypothetical **	$1,000.00	$1,017.60	$7.47

*Expenses are equal to the Fund’s annualized expense ratio of 1.48%, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the partial year period).

** Assumes a 5% return before expenses.

Symons Alpha Value Institutional Fund	Beginning Account Value December 31, 2007	Ending Account Value May 31, 2008	Expenses Paid During the Period* December 31, 2007 – May 31, 2008
Actual	$1,000.00	$1027.82	$7.50
Hypothetical **	$1,000.00	$1,017.60	$7.46

*Expenses are equal to the Fund’s annualized expense ratio of 1.48%, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the partial year period).

** Assumes a 5% return before expenses.

Symons Small Cap Institutional Fund	Beginning Account Value	Ending Account Value May 31, 2008	Expenses Paid During the Period Ended May 31, 2008
Actual*	$1,000.00	$1,032.00	$1.12
Hypothetical **	$1,000.00	$1,017.22	$7.85

*Expenses are equal to the Fund’s annualized expense ratio of 1.56%, multiplied by the average account value over the period, multiplied by 26/366 (to reflect the period since commencement of Fund operations on May 6, 2008).

** Assumes a 5% return before expenses. The hypothetical example is calculated based on a six month period from December 1, 2007 to May 31, 2008. Accordingly, expenses are equal to the Fund’s annualized expense ratio of 1.56%, multiplied by the average account value over the six month period, multiplied by 183/366 (to reflect the partial year period).

Symons Institutional Funds
Symons Alpha Growth Institutional Fund
Schedule of Investments
May 31, 2008
(Unaudited)

Common Stocks - 91.92%	Shares	Value

Beverages - 3.72%
Constellation Brands, Inc. - Class A (a)	33,720	$ 718,910

Beverages - Non-Alcoholic - 1.15%
Dr. Pepper Snapple Group, Inc. (a)	8,841	222,632

Books: Publishing or Publishing & Printing - 4.10%
Scholastic Corp. (a)	25,430	790,873

Bottled & Canned Soft Drinks & Carbonated Waters - 3.28%
Cadbury plc (b)	11,789	632,941

Electromedical & Electrotherapeutic Apparatus - 2.18%
Advanced Medical Optics, Inc. (a)	17,360	420,459

Farm Machinery & Equipment - 3.01%
AGCO Corp. (a)	9,600	580,128

Gold and Silver Ores - 5.50%
Coeur d' Alene Mines Corp. (a)	174,640	546,623
Harmony Gold Mining Co., Ltd. (a) (b)	43,250	514,675
		1,061,298

Household Furniture - 1.13%
Sealy Corp.	34,960	217,451

Measuring & Controlling Devices - 1.87%
Rockwell Automation, Inc.	6,150	360,083

Metal Mining - 6.21%
Lundin Mining Corp. (a)	77,320	635,570
Southern Copper Corp.	5,100	562,173
		1,197,743

Miscellaneous Furniture & Fixtures - 2.76%
Kinetic Concepts, Inc. (a)	12,270	532,886

Perfumes, Cosmetics & Other Toilet Preparations - 2.49%
Bare Escentuals, Inc. (a)	23,990	481,239

Petroleum Refining - 3.02%
Tesoro Corp.	23,460	582,981

Pharmaceutical Preparations - 4.69%
Pfizer, Inc.	46,730	904,693

Pumps & Pumping Equipment - 4.00%
IDEX Corp.	19,860	771,362

Radiotelephone Communications - 4.30%
NII Holdings, Inc. (a)	16,540	830,308

Retail - Catalog & Mail-Order Houses - 1.96%
NutriSystem, Inc.	18,450	378,594

*See accompanying notes which are an integral part of these financial statements.

Symons Institutional Funds
Symons Alpha Growth Institutional Fund
Schedule of Investments - continued
May 31, 2008
(Unaudited)

Common Stocks - 91.92% - continued	Shares	Value

Retail - Drug Stores and Proprietary Stores - 4.26%
Walgreen Co.	22,820	$ 821,976

Retail - Eating & Drinking Places - 3.06%
Starbucks Corp. (a)	32,450	590,266

Retail - Eating Places - 1.93%
McDonald's Corp.	6,270	371,936

Retail - Grocery Stores - 3.32%
Whole Foods Market, Inc.	22,070	640,030

Savings Institution, Federally Chartered - 1.62%
Washington Mutual, Inc.	34,600	312,092

Semiconductors & Related Devices - 12.04%
Advanced Micro Devices, Inc. (a)	123,970	852,914
Broadcom Corp. - Class A (a)	35,000	1,004,150
QLogic Corp. (a)	29,530	466,279
		2,323,343

Services - Business Services - 3.20%
eBay, Inc. (a)	20,600	618,206

Services - Miscellaneous Amusement & Recreation - 2.17%
Ameristar Casinos, Inc.	23,490	418,592

Surgical & Medical Instruments & Apparatus - 4.95%
Boston Scientific Corp. (a)	71,840	954,754

TOTAL COMMON STOCKS (Cost $19,770,079)		17,735,776

Money Market Securities - 5.27%

Fidelity Institutional Money Market Portfolio, 2.72% (c)	1,016,859	1,016,859

TOTAL MONEY MARKET SECURITIES (Cost $1,016,859)		1,016,859

TOTAL INVESTMENTS (Cost $20,786,938) - 97.19%	$ 18,752,635

Other assets less liabilities - 2.81%	542,941

TOTAL NET ASSETS - 100.00%	$ 19,295,576

(a) Non-income producing.
(b) American Depositary Receipt.
(c) Variable rate security; the money market rate shown represents the rate at May 31, 2008.

*See accompanying notes which are an integral part of these financial statements.

Symons Institutional Funds
Symons Alpha Value Institutional Fund
Schedule of Investments
May 31, 2008
(Unaudited)

Common Stocks - 78.01%	Shares	Value

Biological Products, No Diagnostic Substances - 3.55%
Amgen, Inc. (a)	3,645	$ 160,489

Canned, Frozen & Preserved Fruit, Vegetables - 3.07%
Corn Products International, Inc.	2,960	139,150

Crude Petroleum & Natural Gas - 7.84%
Energy Partners, Ltd. (a)	11,372	170,807
Talisman Energy, Inc.	7,910	183,987
		354,794

Drilling Oil & Gas Wells - 4.26%
Hercules Offshore, Inc. (a)	5,690	193,005

Electric Services - 2.45%
Southern Co.	3,060	110,772

Food & Kindred Products - 8.69%
Kraft Foods, Inc. - Class A	6,930	225,086
Sara Lee Corp.	12,200	168,116
		393,202

Ice Cream & Frozen Desserts - 3.53%
Dean Foods Co. (a)	7,350	159,863

Malt Beverages - 3.76%
Anheuser-Busch Companies, Inc.	2,965	170,369

Pharmaceutical Preparations - 9.23%
GlaxoSmithKline plc (b)	4,100	182,573
King Pharmaceuticals, Inc. (a)	6,170	63,304
Eli Lilly & Co.	3,570	171,860
		417,737

Plastics Products - 3.26%
Newell Rubbermaid, Inc.	7,340	147,387

Radio Broadcasting Stations - 3.01%
Nokia Oyj (b)	4,800	136,320

Retail - Eating Places - 4.22%
Wendys International, Inc.	6,440	191,010

Retail - Miscellaneous Shopping Goods Stores - 2.03%
Borders Group, Inc.	14,990	92,039

Retail - Radio, TV & Consumer Electronics Stores - 4.51%
Best Buy Co., Inc.	4,370	204,035

State Commercial Banks - 2.24%
Bank of Hawaii Corp.	1,870	101,167

Sugar & Confectionery Products - 3.71%
The Hershey Co.	4,280	167,733

Telecommunication - 3.00%
Telecom Corp. of New Zealand, Ltd. (b)	8,726	135,864

*See accompanying notes which are an integral part of these financial statements.

Symons Institutional Funds
Symons Alpha Value Institutional Fund
Schedule of Investments - continued
May 31, 2008
(Unaudited)

Common Stocks - 78.01% - continued	Shares	Value

Telecommunications Equipment Fiber Optics - 2.07%
JDS Uniphase Corp. (a)	7,590	$ 93,888

Tobacco Products - 3.58%
UST, Inc.	2,930	161,824

TOTAL COMMON STOCKS (Cost $3,788,066)		3,530,648

Unit Investment Trust - 3.55%

Enerplus Resources Fund	3,430	160,661

TOTAL UNIT INVESTMENT TRUST (Cost $147,950)		160,661

Money Market Securities - 12.86%

Fidelity Institutional Money Market Portfolio, 2.72% (c)	582,023	582,023

TOTAL MONEY MARKET SECURITIES (Cost $582,023)		582,023

TOTAL INVESTMENTS (Cost $4,518,039) - 94.42%		$ 4,273,332

Other assets less liabilities - 5.58%		252,793

TOTAL NET ASSETS - 100.00%		$ 4,526,125

(a) Non-income producing.
(b) American Depositary Receipt.
(c) Variable rate security; the money market rate shown represents the rate at May 31, 2008.

*See accompanying notes which are an integral part of these financial statements.

Symons Institutional Funds
Symons Small Cap Institutional Fund
Schedule of Investments
May 31, 2008
(Unaudited)

Common Stocks - 71.04%	Shares	Value

Agriculture Chemicals - 1.99%
Terra Nitrogen Co., L. P.	12	$ 1,761
The Scotts Miracle-Gro Co. - Class A	80	2,256
		4,017

Agriculture Production - Crops - 2.00%
Chiquita Brands International, Inc. (a)	166	4,040

Bituminous Coal & Lignite Surface Mining - 0.79%
Evergreen Energy, Inc. (a)	738	1,594

Books: Publishing or Publishing and Printing - 0.75%
Scholastic Corp. (a)	49	1,524

Canned, Fruits, Veg & Preserves, Jams & Jellies - 1.49%
Del Monte Foods Co.	345	3,005

Crude Petroleum & Natural Gas - 2.11%
Energy Partners Ltd. (a)	70	1,051
TXCO Resources, Inc. (a)	289	3,199
		4,250

Dental Equipment & Supplies - 1.58%
Sirona Dental Systems, Inc. (a)	107	3,174

Electromedical & Electrotherapeutic Apparatus - 1.61%
Advanced Medical Optics, Inc. (a)	134	3,246

Footwear, (No Rubber) - 2.03%
Iconix Brand Group, Inc. (a)	282	4,089

Gold & Silver Ores - 3.53%
Apex Silver Mines Ltd. (a)	279	1,897
Golden Star Resources Ltd. (a)	1,764	5,221
		7,118
Greeting Cards - 1.55%
American Greetings Corp. - Class A	167	3,116

Household Appliances - 1.24%
iRobot Corp. (a)	178	2,496

Industrial Inorganic Chemicals - 2.14%
Georgia Gulf Corp.	272	1,153
TETRA Technologies, Inc. (a)	147	3,163
		4,316

*See accompanying notes which are an integral part of these financial statements.

Symons Institutional Funds
Symons Small Cap Institutional Fund
Schedule of Investments - continued
May 31, 2008
(Unaudited)

Common Stocks - 71.04% - continued	Shares	Value

Magnetic & Optical Recording Media - 1.70%
Imation Corp.	131	$ 3,427

Measuring & Controlling Devices 1.61%
Argon ST, Inc. (a)	134	3,235

Metal Mining - 1.52%
North American Palladium Ltd. (a)	540	3,067

Miscellaneous Fabricated Metal Products - 1.65%
Mueller Water Products, Inc. - Class A	328	3,323

Miscellaneous Manufacturing Industries - 1.56%
Ceradyne, Inc. (a)	73	3,149

National Commercial Banks - 1.07%
Citizens Republic Bancorp, Inc.	389	2,155

Newspapers: Publishing or Publishing & Printing - 0.59%
The McClatchy Co. - Class A	134	1,179

Oil & Gas Field Machinery & Equipment - 1.01%
Oil States International, Inc. (a)	35	2,045

Ophthalmic Goods - 1.49%
The Cooper Companies, Inc.	74	2,993

Perfumes, Cosmetics & Other Toilet Preparations - 1.75%
Elizabeth Arden, Inc. (a)	235	3,527

Personal Credit Institutions - 0.15%
The First Marblehead Corp.	94	309

Petroleum Refining - 2.01%
Western Refining, Inc.	319	4,048

Pharmaceutical Preparations - 0.82%
Dendreon Corp. (a)	318	1,654

Photographic Equipment & Supplies - 0.87%
Avid Technology, Inc. (a)	82	1,760

Plastics, Materials, Synth Resins & Nonvulcan Elastomers - 1.91%
Rogers Corp. (a)	98	3,841

*See accompanying notes which are an integral part of these financial statements.

Symons Institutional Funds
Symons Small Cap Institutional Fund
Schedule of Investments - continued
May 31, 2008
(Unaudited)

Common Stocks - 71.04% - continued	Shares	Value

Poultry Slaughtering and Processing - 1.63%
Pilgrim's Pride Corp.	126	$ 3,276

Radio & TV Broadcasting & Communications Equipment - 1.04%
BigBand Networks, Inc. (a)	395	2,094

Refrigeration & Service Industry Machinery - 1.84%
The Middleby Corp. (a)	65	3,711

Retail - Catalog & Mail-Order Houses - 2.34%
NutriSystem, Inc.	230	4,720

Retail - Department Stores - 1.95%
Maidenform Brands, Inc. (a)	261	3,925

Retail - Women's Clothing Stores - 3.32%
Christopher & Banks Corp.	306	3,443
The Cato Corp. - Class A	210	3,249
		6,692

Rubber & Plastics Footwear - 1.46%
Crocs, Inc. (a)	289	2,951

Secondary Smelting & Refining of Nonferrous Metals - 1.27%
OM Group, Inc. (a)	59	2,565

Semiconductors & Related Devices - 0.93%
Evergreen Solar, Inc. (a)	180	1,872

Services - Auto Rental & Leasing (No Drivers) - 1.36%
AMERCO (a)	46	2,737

Services - Business Services - 1.33%
LivePerson, Inc. (a)	833	2,682

Services - Computer Integrated Systems Design - 1.57%
Quality Systems, Inc.	96	3,161

Services - Equipment Rental & Leasing - 0.29%
Rent-A-Center, Inc. (a)	28	587

Sugar & Confectionery Products - 1.00%
Imperial Sugar Co.	139	2,016

Surgical & Medical Instruments & Apparatus - 0.75%
Hill-Rom Holdings, Inc.	49	1,507

*See accompanying notes which are an integral part of these financial statements.

Symons Institutional Funds
Symons Small Cap Institutional Fund
Schedule of Investments - continued
May 31, 2008
(Unaudited)

Common Stocks - 71.04% - continued	Shares	Value

Telephone Communications (No Radio Telephone) - 1.50%
Alaska Communications Systems Group, Inc.	233	$ 3,015

Wholesale - Farm Product Raw Materials - 2.14%
SunOpta, Inc. (a)	650	4,303

Wholesale - Groceries & General Line - 2.80%
United Natural Foods, Inc. (a)	265	5,637

TOTAL COMMON STOCKS (Cost $139,960)		143,148

Money Market Securities - 44.95%

Fidelity Institutional Money Market Portfolio, 2.72% (b)	90,572	90,572

TOTAL MONEY MARKET SECURITIES (Cost $90,572)		90,572

TOTAL INVESTMENTS (Cost $230,532) - 115.99%		$ 233,720

Liabilities less other assets - (15.99)%		(32,228)

TOTAL NET ASSETS - 100.00%		$ 201,492

(a) Non-income producing.
(b) Variable rate security; the money market rate shown represents the rate at May 31, 2008.

*See accompanying notes which are an integral part of these financial statements.

Symons Institutional Funds
Statements of Assets and Liabilities
May 31, 2008
(Unaudited)
	Symons Alpha	Symons Alpha	Symons Small
	Growth Institutional	Value Institutional	Cap Institutional
	Fund	Fund	Fund
Assets
Investment in securities:
At cost	$ 20,786,938	$ 4,518,039	$ 230,532
At value	$ 18,752,635	$ 4,273,332	$ 233,720

Receivable for fund shares sold	2,739	861	-
Receivable for investments sold	1,082,628	237,038	-
Dividends receivable	21,834	16,301	3
Interest receivable	2,528	1,191	93
Prepaid expenses	10,400	9,658	-
Receivable due from Adviser (a)	-	14,832	9,729
Total assets	19,872,764	4,553,213	243,545

Liabilities
Payable to Adviser (a)	3,761	-	-
Payable for investments purchased	549,619	-	32,734
Payable to administrator, transfer agent, and fund accountant	13,679	13,981	5,729
Payable to trustees and officers	372	372	654
Payable to custodian	1,164	3,943	682
Other accrued expenses	8,593	8,792	2,254
Total liabilities	577,188	27,088	42,053

Net Assets	$ 19,295,576	$ 4,526,125	$ 201,492

Net Assets consist of:
Paid in capital	$ 21,775,761	$ 4,460,089	$ 198,143
Accumulated undistributed net investment income (loss)	(20,369)	28,524	16
Accumulated undistributed net realized gain (loss) from investment transactions	(425,513)	282,219	145
Net unrealized appreciation (depreciation) on investments	(2,034,303)	(244,707)	3,188

Net Assets	$ 19,295,576	$ 4,526,125	$ 201,492

Shares outstanding (unlimited number of shares authorized)	2,015,056	433,923	19,523

Net Asset Value and offering price per share	$ 9.58	$ 10.43	$ 10.32

Redemption price per share (Net Asset Value * 98%) (b)	$ 9.39	$ 10.22	$ 10.11

(a) See Note 3 in the Notes to the Financial Statements.

(b)    The Funds charge a 2% redemption fee on shares redeemed within 60 calendar days of purchase

Shares are redeemed at the net asset value if held longer than 60 calendar days.

*See accompanying notes which are an integral part of these financial statements.

Symons Institutional Funds
Statements of Operations
For the six months ended May 31,2008
(Unaudited)	Symons Alpha	Symons Alpha	Symons Small
	Growth Institutional	Value Institutional	Cap Institutional
	Fund	Fund	Fund(a)

Investment Income
Dividend income (net of withholding tax of
$916, $1,424 and $0 respectively)	$105,147	$53,983	$12
Interest income	21,239	5,310	93
Total Income	126,386	59,293	105

Expenses
Investment adviser fee (b)	99,451	20,788	57
Transfer agent expenses	20,050	20,323	1,750
Administration expenses	15,500	15,500	2,202
Fund accounting expenses	12,501	12,501	1,776
Audit expenses	5,499	5,499	781
Registration expenses	5,000	5,000	710
Legal expenses	4,999	4,999	710
Custodian expenses	4,800	4,800	682
12b-1 fee	4,284	891	-
Trustee expenses	2,700	2,700	313
CCO expenses	2,399	2,399	341
Pricing expenses	1,619	1,801	256
Miscellaneous expenses	1,074	1,074	153
Insurance expenses	509	509	72
Report printing expenses	500	500	71
Total Expenses	180,885	99,284	9,874
Fees waived and expenses reimbursed by
Adviser (b)	(33,702)	(68,510)	(9,785)
Net operating expenses	147,183	30,774	89
Net investment income (loss)	(20,797)	28,519	16

Realized & Unrealized Gain (Loss)
Net realized gain (loss) on investment securities	(303,426)	286,528	145
Change in unrealized appreciation (depreciation)
on investment securities	(699,635)	(182,402)	3,188
Net realized and unrealized gain (loss) on investment securities	(1,003,061)	104,126	3,333
Net increase (decrease) in net assets resulting from operations	$ (1,023,858)	$ 132,645	$3,349

(a) For the period May 6, 2008 (Commencement of Operations) to May 31, 2008.
(b) See Note 3 in the Notes to the Financial Statements.

*See accompanying notes which are an integral part of these financial statements.

Symons Institutional Funds
Statements of Changes In Net Assets

	Symons Alpha Growth Institutional Fund

	Six months ended	Period ended
	May 31, 2008	November
	(Unaudited)	30, 2007 (a)
Operations
Net investment income (loss)	$ (20,797)	$ 63,640
Net realized gain (loss) on investment securities	(303,426)	70,276
Change in unrealized appreciation (depreciation)
on investment securities	(699,635)	(1,334,668)
Net increase (decrease) in net assets resulting from operations	(1,023,858)	(1,200,752)

Distributions
From net investment income	(63,185)	(28)
From net realized gain	(192,363)	-
Total distributions	(255,548)	(28)

Capital Share Transactions
Proceeds from shares sold	4,323,471	21,711,616
Reinvestment of distributions	201,512	28
Amount paid for shares repurchased	(4,120,045)	(340,820)
Net increase in net assets resulting
from share transactions	404,938	21,370,824

Total Increase (Decrease) in Net Assets	(874,468)	20,170,044

Net Assets
Beginning of period	20,170,044	-

End of period	$ 19,295,576	$ 20,170,044

Accumulated undistributed net investment income (loss)
included in net assets at end of period	$ (20,369)	$ 63,612

Capital Share Transactions
Shares sold	460,071	2,008,230
Shares issued in reinvestment of distributions	20,775	3
Shares repurchased	(441,774)	(32,249)

Net increase from capital share transactions	39,072	1,975,984

(a) For the period December 22, 2006 (Commencement of Operations) to November 30, 2007.

*See accompanying notes which are an integral part of these financial statements.

Symons Institutional Funds
Statements of Changes In Net Assets

	Symons Alpha Value Institutional Fund

	Six months ended
	May 31, 2008	Period ended
	(Unaudited)	November 30, 2007	(a)
Operations
Net investment income	$ 28,519	$ 22,921
Net realized gain on investment securities	286,528	76,513
Change in unrealized appreciation (depreciation)
on investment securities	(182,402)	(62,305)
Net increase (decrease) in net assets resulting from operations	132,645	37,129

Distributions
From net investment income	(22,858)	(58)
From net realized gain	(80,821)	-
Total distributions	(103,679)	(58)

Capital Share Transactions
Proceeds from shares sold	287,158	4,236,179
Reinvestment of distributions	102,687	58
Amount paid for shares repurchased	(154,830)	(11,164)
Net increase in net assets resulting
from share transactions	235,015	4,225,073

Total Increase in Net Assets	263,981	4,262,144

Net Assets
Beginning of period	4,262,144	-

End of period	$4,526,125	$4,262,144

Accumulated undistributed net investment income
included in net assets at end of period	$28,524	$22,863

Capital Share Transactions
Shares sold	29,748	410,675
Shares issued in reinvestment of distributions	10,489	6
Shares repurchased	(15,921)	(1,074)

Net increase from capital share transactions	24,316	409,607	`

(a) For the period December 22, 2006 (Commencement of Operations) to November 30, 2007.

*See accompanying notes which are an integral part of these financial statements.

Symons Institutional Funds
Statements of Changes In Net Assets

	Symons Small
	Cap Institutional
	Fund
	Period ending
	May 31, 2008
	(Unaudited)	(a)
Operations
Net investment income	$16
Net realized gain on investment securities	145
Change in unrealized appreciation (depreciation)
on investment securities	3,188
Net increase (decrease) in net assets resulting from operations	3,349

Distributions
From net investment income	-
Total distributions	-

Capital Share Transactions
Proceeds from shares sold	198,143
Reinvestment of distributions	-
Amount paid for shares repurchased	-
Net increase in net assets resulting
from share transactions	198,143

Total Increase in Net Assets	201,492

Net Assets
Beginning of period	-

End of period	$ 201,492

Accumulated undistributed net investment income
included in net assets at end of period	$16

Capital Share Transactions
Shares sold	19,523
Shares issued in reinvestment of distributions	-
Shares repurchased	-

Net increase from capital share transactions	19,523

(a) For the period May 6, 2008 (Commencement of Operations) to May 31, 2008.

*See accompanying notes which are an integral part of these financial statements.

Symons Alpha Growth Institutional Fund
Financial Highlights
(For a share outstanding throughout the period)
	Six months ended		Period ended
	May 31, 2008		November
	(Unaudited)		30, 2007	(a)

Selected Per Share Data:
Net asset value, beginning of period	$ 10.21		$10.00
Income from investment operations:
Net investment income	(0.01)		0.04
Net realized and unrealized gain (loss) on investments	(0.49)		0.18	(b)
Total income from investment operations	(0.50)		0.22

Less distributions:
From net investment income	(0.03)		(0.01)
From net realized gain	(0.10)		-
Total distributions	(0.13)		(0.01)

Paid in capital from redemption fees	-		-	(c)

Net asset value, end of period	$ 9.58		$10.21

Total Return (d)(e)	(4.94)%		2.16%

Ratios and Supplemental Data:
Net assets, end of period (000)	$ 19,296		$20,170

Ratio of expenses to average net assets (f)	1.48%	(g)	1.49%
Ratio of expenses to average net assets
before reimbursement (f)	1.82%		3.22%
Ratio of net investment income to
average net assets (f)	(0.21)%		0.80%
Ratio of net investment income (loss) to
average net assets before reimbursement (f)	(0.55)%		(0.93)%
Portfolio turnover rate	50.23%		75.78%

(a) For the period December 22, 2006 (Commencement of Operations) to November 30, 2007.

(b) Realized and unrealized gains and losses per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share in the period. It does not agree to the aggregate gains and losses in the statement of operations due to the fluctuation in share transactions in the period.

(c) Redemption fees resulted in less than $0.005 per share.

(d) Total return in the above table represents the rate that the investor would have earned or  lost on an investment in the Fund, assuming reinvestment of dividends.

(e) Not annualized.

(f) Annualized.

(g) Effective March 31, 2008 the Adviser agreed to waive fees to maintain Fund expenses at 1.46%. Prior to that date, the expense cap was 1.49%.

*See accompanying notes which are an integral part of these financial statements.

Symons Alpha Value Institutional Fund
Financial Highlights
(For a share outstanding throughout the period)
	Six months ended
	May 31, 2008	Period ended
	(Unaudited)	November 30, 2007(a)

Selected Per Share Data:
Net asset value, beginning of period	$10.41	$10.00
Income from investment operations:
Net investment income	0.07	0.07
Net realized and unrealized gain on investments	0.21	0.35
Total income from investment operations	0.28	0.42

Less distributions:
From net investment income	(0.06)	(0.01)
From net realized gain	(0.20)	-
Total distributions	(0.26)	(0.01)

Paid in capital from redemption fees	-	-(b)

Net asset value, end of period	$10.43	$10.41

Total Return (c)(d)	2.78%	4.22%

Ratios and Supplemental Data:
Net assets, end of period (000)	$ 4,526	$ 4,262

Ratio of expenses to average net assets (e)	1.48% (f)	1.49%
Ratio of expenses to average net assets
before reimbursement (e)	4.77%	8.63%
Ratio of net investment income to
average net assets (e)	1.37%	1.15%
Ratio of net investment income (loss) to
average net assets before reimbursement (e)	(1.92)%	(5.99)%
Portfolio turnover rate	30.30%	41.42%

(a) For the period December 22, 2006 (Commencement of Operations) to November 30, 2007.

(b) Redemption fees resulted in less than $0.005 per share.

(c) Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of dividends.

(d) Not annualized.

(e) Annualized.

(f) Effective March 31, 2008 the Adviser agreed to waive fees to maintain Fund expenses at 1.46%. Prior to that date, the expense cap was 1.49%.

*See accompanying notes which are an integral part of these financial statements.

Symons Small Cap Institutional Fund
Financial Highlights
(For a share outstanding throughout the period)

Period ended
May 31, 2008
(Unaudited) (a)

Selected Per Share Data:
Net asset value, beginning of period	$ 10.00
Income from investment operations:
Net investment income	-
Net realized and unrealized gain on investments	0.32
Total income from investment operations	0.32

Less distributions:
From net investment income	-
Total distributions	-

Net asset value, end of period	$ 10.32

Total Return (b)(c)	3.20%

Ratios and Supplemental Data:
Net assets, end of period (000)	$ 201

Ratio of expenses to average net assets (d)	1.56%
Ratio of expenses to average net assets
before reimbursement (d)	172.73%
Ratio of net investment income to
average net assets (d)	0.28%
Ratio of net investment income (loss) to
average net assets before reimbursement (d)	(170.89)%
Portfolio turnover rate	6.86%

(a) For the period May 06, 2008 (Commencement of Operations) to May 31, 2008.

    (b) Total return in the above table represents the rate that the investor would have earned or  lost on an investment in the Fund, assuming reinvestment of dividends.

(c) Not annualized.
(d) Annualized.

*See accompanying notes which are an integral part of these financial statements.

Symons Institutional Funds

Notes to the Financial Statements

May 31, 2008

(Unaudited)

NOTE 1. ORGANIZATION

The Symons Alpha Growth Institutional Fund, Symons Alpha Value Institutional Fund, and Symons Small Cap Institutional Fund, (each, a “Fund” and collectively, the “Funds”) each were organized as a diversified series of Unified Series Trust (the “Trust”). The Symons Alpha Growth Institutional Fund (the “Growth Fund”) and the Symons Alpha Value Institutional Fund (the “Value Fund”) were organized on November 31, 2006. The Symons Small Cap Institutional Fund (the “Small Cap Fund”) was organized on February 10, 2008. The Trust is an open-end investment company established under the laws of Ohio by an Agreement and Declaration of Trust dated October 17, 2002 (the “Trust Agreement”). The Trust Agreement permits the Trustees to issue an unlimited number of shares of beneficial interest of separate series without par value. Each Fund is one of a series of funds currently authorized by the Trustees. The investment adviser to the Funds is Symons Capital Management, Inc. (the “Adviser”). The Growth Fund and Value Fund commenced operation on December 22, 2006; the Small Cap Fund commenced operation on May 6, 2008. The investment objective of each of the Funds is long-term capital appreciation.

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements.

Securities Valuation - Equity securities are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Adviser believes such prices more accurately reflect the fair market value of such securities. Securities that are traded on any stock exchange are generally valued by the pricing service at the last quoted sale price. Lacking a last sale price, an exchange traded security is generally valued by the pricing service at its last bid price. Securities traded in the NASDAQ over-the-counter market are generally valued by the pricing service at the NASDAQ Official Closing Price. When market quotations are not readily available, when the Adviser determines that the market quotation or the price provided by the pricing service does not accurately reflect the current market value or when restricted or illiquid securities are being valued, such securities are valued as determined in good faith by the Adviser, in conformity with guidelines adopted by and subject to review by the Board of Trustees of the Trust (the “Board”).

Fixed income securities are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Adviser believes such prices more accurately reflect the fair market value of such securities. A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. If the Adviser decides that a price provided by the pricing service does not accurately reflect the fair market value of the securities, when prices are not readily available from a pricing service or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Adviser, in conformity with guidelines adopted by and subject to review of the Board. Short-term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value. The ability of issuers of debt securities held by the Fund to meet their obligations may be affected by economic and political developments in a specific country or region.

In accordance with the Trust’s good faith pricing guidelines, the Adviser is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above. No single standard exists for determining fair value controls, since fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of an issue of securities being valued by the Adviser would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale. Methods which are in accordance with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods.

Symons Institutional Funds

Notes to the Financial Statements - continued

May 31, 2008

(Unaudited)

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES – continued

Good faith pricing is permitted if, in the Adviser’s opinion, the validity of market quotations appears to be questionable based on factors such as evidence of a thin market in the security based on a small number of quotations, a significant event occurs after the close of a market but before the Fund’s NAV calculation that may affect a security’s value, or the Adviser is aware of any other data that calls into question the reliability of market quotations. Good faith pricing may also be used in instances where the bonds the Fund invests in default or otherwise cease to have market quotations readily available. Investments in foreign securities, junk bonds, or other thinly traded securities are more likely to trigger fair valuation than other securities.

Federal Income Taxes – The Funds make no provision for federal income tax. Each Fund intends to continue to qualify each year as a “regulated investment company” under subchapter M of the Internal Revenue Code of 1986, as amended, by distributing all of its taxable income. If the required amount of net investment income is not distributed, a Fund could incur a tax expense.

Expenses – Expenses incurred by the Trust that do not relate to a specific fund of the Trust are allocated to the individual funds based on each fund’s relative net assets or another appropriate basis (as determined by the Board).

Security Transactions and Related Income - The Funds follow industry practice and record security transactions on the trade date. The specific identification method is used for determining gains or losses for financial statements and income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Discounts and premiums on securities purchased are amortized or accreted using the effective interest method. Withholding taxes on foreign dividends have been provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and rates.

Dividends and Distributions - The Funds intend to distribute substantially all of their net investment income as dividends to their shareholders on at least an annual basis. The Funds intend to distribute their net realized long-term capital gains and their net realized short-term capital gains at least once a year. Distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. The treatment for financial reporting purposes of distributions made to shareholders during the year from net investment income or net realized capital gains may differ from their ultimate treatment for federal income tax purposes. These differences are caused primarily by differences in the timing of the recognition of certain components of income, expense or realized capital gain for federal income tax purposes. Where such differences are permanent in nature, they are reclassified in the components of the net assets based on their ultimate characterization for federal income tax purposes. Any such reclassifications will have no effect on net assets, results of operations or net asset values per share of a Fund.

Accounting for Uncertainty in Income Taxes – The Funds adopted the provisions of Financial Accounting Standards Board (FASB) Interpretation No. 48 (“FIN 48”), Accounting for Uncertainty in Income Taxes on June 29, 2007. The implementation of FIN 48 resulted in no material liability for unrecognized tax benefits and no material change to the beginning net asset value of the Funds.

As of and during the six months ended May 31, 2008, the Funds did not have a liability for any unrecognized tax benefits. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the statement of operations. During the period, the Funds did not incur any interest or penalties.

Fair Value Measurements – The Funds adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”), effective December 1, 2007. In accordance with FAS 157, fair value is defined as the price that the Funds would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. FAS 157 established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs to the valuation technique.

Symons Institutional Funds

Notes to the Financial Statements - continued

May 31, 2008

(Unaudited)

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES – continued

 Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Various inputs are used in determining the value of the Funds’ investments. These inputs are summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities
•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments)

The following is a summary of the inputs used to value the Symons Alpha Growth Institutional Fund’s assets as of May 31, 2008:

Valuation Inputs	Investments in Securities	Other Financial Instruments (i.e., off-balance sheet items)*
Level 1 –Quoted Prices in Active Markets	$ 17,735,776	$ -
Level 2 – Other Significant Observable Inputs	$ 1,016,859	$ -
Level 3 – Significant Unobservable Inputs	$ -	$ -
Total	$ 18,752,635	$ -

*Other financial instruments include futures, forwards, and swap contracts.

FAS 157 requires a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value. The Fund(s) did not hold any assets at any time during the reporting period in which significant unobservable inputs were used in determining fair value; therefore, no reconciliation is included for this reporting period.

The following is a summary of the inputs used to value the Symons Alpha Value Institutional Fund’s assets as of May 31, 2008:

Valuation Inputs	Investments in Securities	Other Financial Instruments (i.e., off-balance sheet items)*
Level 1 –Quoted Prices in Active Markets	$ 3,691,309	$ -
Level 2 – Other Significant Observable Inputs	$ 582,023	$ -
Level 3 – Significant Unobservable Inputs	$ -	$ -
Total	$ 4,273,332	$ -
*Other financial instruments include futures, forwards, and swap contracts.

FAS 157 requires a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value. The Fund(s) did not hold any assets at any time during the reporting period in which significant unobservable inputs were used in determining fair value; therefore, no reconciliation is included for this reporting period.

Symons Institutional Funds

Notes to the Financial Statements - continued

May 31, 2008

(Unaudited)

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES – continued

The following is a summary of the inputs used to value the Symons Small Cap Institutional Fund’s assets as of May 31, 2008:

Valuation Inputs	Investments in Securities	Other Financial Instruments (i.e., off-balance sheet items)*
Level 1 –Quoted Prices in Active Markets	$ 143,148	$ -
Level 2 – Other Significant Observable Inputs	$ 90,572	-
Level 3 – Significant Unobservable Inputs	$ -	$ -
Total	$ 233,720	$ -
*Other financial instruments include futures, forwards, and swap contracts.

FAS 157 requires a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value. The Fund(s) did not hold any assets at any time during the reporting period in which significant unobservable inputs were used in determining fair value; therefore, no reconciliation is included for this reporting period.

NOTE 3. FEES AND OTHER TRANSACTIONS WITH AFFILIATES

The Adviser of the Growth Fund and Value Fund under the terms of the management agreements (the “Agreements”), manages the Funds’ investments subject to approval of the Board. As compensation for its management services, each Fund is obligated to pay the Adviser a fee computed and accrued daily and paid monthly at an annual rate of 1.00% of the average daily net assets of each Fund. For the six months ended May 31, 2008, the Adviser earned a fee of $99,451 and $20,788 from the Growth Fund and the Value Fund, respectively, before waiving a portion of those fees, as described below.

The Adviser has contractually agreed to waive its management fee and/or reimburse expenses so that total annual fund operating expenses, excluding brokerage fees and commissions, borrowing costs (such as interest and dividend expenses on securities sold short), taxes, extraordinary expenses, and any indirect expenses (such as expenses incurred by other investment companies in which the Growth Fund and Value Fund invest) do not exceed 1.46% of each Fund’s average daily net assets through March 31, 2010. Prior to March 31, 2008, the cap was 1.49%. For the six months ended May 31, 2008, the Adviser waived fees and reimbursed expenses of $33,702 and $68,510 for the Growth Fund and the Value Fund, respectively. Each waiver or reimbursement by the Adviser with respect to a Fund is subject to repayment by that Fund within the three fiscal years following the fiscal year in which that particular waiver or reimbursement occurred, provided that the Fund is able to make the repayment without exceeding the 1.46% expense limitation. As of November 30, 2007, $137,832 and $142,522 is subject to repayment by the Growth Fund and the Value Fund, respectively, through November 30, 2010. At May 31, 2008, the Growth Fund owed the Adviser $3,761 and the Adviser owed $14,832 to the Value Fund.

As of May 31, 2008, $33,702 and $68,510 may be subject to potential repayment by the Growth Fund and the Value Fund, respectively, through November 30, 2011.

The Adviser of the Small Cap Fund under the terms of the management agreement (the “Agreement”), manages the Fund’s investments subject to approval of the Board. As compensation for its management services, the Fund is obligated to pay the Adviser a fee computed and accrued daily and paid monthly at an annual rate of 1.10% of the average daily net assets of the Fund. For the period May 6, 2008 (commencement of operations) through May 31, 2008, the Adviser earned a fee of $57 from the Small Cap Fund, before waiving a portion of the fees, as described below.

Symons Institutional Funds

Notes to the Financial Statements - continued

May 31, 2008

(Unaudited)

NOTE 3. FEES AND OTHER TRANSACTIONS WITH AFFILIATES - continued

The Adviser contractually has agreed to waive its management fee and/or to reimburse certain Small Cap Fund operating expenses to the extent necessary to maintain the Fund’s total annual operating expenses, excluding brokerage fees and commissions, borrowing costs (such as interest and dividend expenses on securities sold short), taxes, extraordinary expenses and any indirect expenses (such as Acquired Fund Fees and Expenses), at 1.56% of the Small Cap Fund’s average daily net assets through March 31, 2010. For the period May 6, 2008 (commencement of operations) through May 31, 2008, the Adviser waived fees and reimbursed expenses of $9,785 for the Small Cap Fund. Each fee waiver and expense reimbursement by the adviser for the Fund is subject to repayment by the Fund within the three fiscal years following the fiscal year in which the expense was incurred, provided that the Fund is able to make the repayment without exceeding the 1.56% expense limitation. As of May 31, 2008, $9,785 is subject to repayment by the Small Cap Fund through November 30, 2011. At May 31, 2008, the Adviser owed $9,729 to the Small Cap Fund.

The Trust retains Unified Fund Services, Inc. (“Unified”) to manage the Funds’ business affairs and to provide the Funds with administrative services, including all regulatory reporting and necessary office equipment and personnel. For the six months ended May 31, 2008, Unified earned fees of $15,500 and $15,500 for administrative services provided to the Growth Fund and the Value Fund, respectively. For the period May 6, 2008 (commencement of operations) through May 31, 2008, Unified earned fees of $2,202 for administrative services provided to the Small Cap Fund. At May 31, 2008, Unified was owed $5,503, $5,503 and $2,203 by the Growth Fund, the Value Fund, and the Small Cap Fund respectively, for administrative services. Certain officers of the Trust are members of management and/or employees of Unified. Unified operates as a wholly-owned subsidiary of Huntington Bancshares, Inc., the parent company of the principal distributor of the Funds and Huntington National Bank, the custodian of the Funds’ investments (the “Custodian”). For the six months ended May 31, 2008, the Custodian earned fees of $4,800 and $4,800 from the Growth Fund and the Value Fund, respectively, for custody services. For the period May 6, 2008 (commencement of operations) through May 31, 2008, the Custodian earned fees of $682 from the Small Cap Fund for custody services. At May 31, 2008, the Custodian was owed $1,164, $3,943 and $682 by the Growth Fund, the Value Fund and the Small Cap Fund, respectively, for custody services.

The Trust retains Unified to act as each Fund’s transfer agent and to provide fund accounting services. For the six months ended May 31, 2008, Unified earned fees of $9,029 and $9,024 from the Growth Fund and the Value Fund, respectively, for transfer agent services and $11,021 and $11,299 from the Growth Fund and the Value Fund, respectively, in reimbursement for out-of-pocket expenses incurred in providing transfer agent services. For the period May 6, 2008 (commencement of operations) through May 31, 2008, Unified earned fees of $1,281 from the Small Cap Fund for transfer agent services and $469 from the Small Cap Fund in reimbursement for out-of-pocket expenses incurred in providing transfer agent services. At May 31, 2008, Unified was owed $3,002, $3,010 and $1,282 by the Growth Fund, the Value Fund, and the Small Cap Fund respectively, for transfer agent services. At May 31, 2008, Unified was owed $1,007, $1,301 and $469 by the Growth Fund, the Value Fund, and the Small Cap Fund, respectively, for reimbursement of out-of-pocket expenses. For the six months ended May 31, 2008, Unified earned fees of $12,501 and $12,501 from the Growth Fund and the Value Fund, respectively, for fund accounting services. For the period May 6, 2008 (commencement of operations) through May 31, 2008, Unified earned fees of $1,776 from the Small Cap Fund for fund accounting services. At May 31, 2008, Unified was owed $4,167, $4,167 and $1,776 by the Growth Fund, the Value Fund and the Small Cap Fund, respectively, for fund accounting services.

The Growth Fund and Value Fund have adopted Distribution Plans pursuant to Rule 12b-1 under the Investment Company Act of 1940 (each a “Plan”, collectively, “Plans”). The Plans provide that each Fund will pay the Adviser and/or any registered securities dealer, financial institution or any other person (the “Recipient”) a shareholder servicing fee of 0.25% of the average daily net assets of each Fund in connection with the promotion and distribution of a Fund’s shares or the provision of personal services to shareholders, including, but not necessarily limited to, advertising, compensation to underwriters, dealers and selling personnel, the printing and mailing of prospectuses to other than current Fund shareholders, the printing and mailing of sales literature and servicing shareholder accounts (“12b-1 expenses”). The Funds or Adviser may pay all or a portion of these fees to any Recipient who renders assistance in distributing or promoting the sale of shares, or who provides certain shareholder services, pursuant to a written agreement. Each Plan is a compensation plan, which means that compensation is provided regardless of 12b-1 expenses actually incurred.

Symons Institutional Funds

Notes to the Financial Statements - continued

May 31, 2008

(Unaudited)

NOTE 3. FEES AND OTHER TRANSACTIONS WITH AFFILIATES - continued

It is anticipated that the Plans will benefit shareholders because an effective sales program typically is necessary in order for the Funds to reach and maintain a sufficient size to achieve efficiently its investment objectives and to realize economies of scale. For the six months ended May 31, 2008, the Growth Fund and Value Fund accrued 12b-1 fees of $4,284 and $891, respectively. Effective January 1, 2008, the Board of Trustees, at the request of the Adviser, determined to terminate the Growth Fund and Value Fund 12b-1distribution plan.Unified Financial Securities, Inc. (the “Distributor”) acts as the principal distributor of the Funds. There were no payments made to the Distributor by the Growth Fund or Value Fund for the six months ended May 31, 2008. There were no payments made by the Small Cap Fund to the Distributor during the period May 6, 2008 (commencement of operations) through May 31, 2008. The Distributor, Unified and the Custodian are controlled by Huntington Bancshares, Inc. A Trustee of the Trust is a member of management of Huntington National Bank, a subsidiary of Huntington Bancshares, Inc. (the parent of the Distributor), and an officer of the Trust is an officer of the Distributor and such persons may be deemed to be affiliates of the Distributor.

NOTE 4. INVESTMENTS

For the six months ended May 31, 2008, purchases and sales of investment securities, other than short-term investments and short-term U.S. government obligations, were as follows:

As of May 31, 2008, the net unrealized depreciation of investments for tax purposes was as follows:

At May 31, 2008, the aggregate cost of securities for federal income tax purposes was $20,786,938 for the Growth Fund, $4,518,039 for the Value Fund and $230,532 for the Small Cap Fund.

NOTE 5. ESTIMATES

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Symons Institutional Funds

Notes to the Financial Statements - continued

May 31, 2008

(Unaudited)

NOTE 6. BENEFICIAL OWNERSHIP

The beneficial ownership, either directly or indirectly, of 25% or more of the voting securities of a fund creates a presumption of control of a fund, under Section 2(a)(9) of the Investment Company Act of 1940. As of May 31, 2008, NFSC, for the benefit of its customers, owned 49.15% and 69.25% of the Growth Fund and the Value Fund, respectively. As of May 31, 2008, Charles Schwab & Co., for the benefit of its customers, owned 27.02% and 73.69% of the Growth Fund and the Small Cap Fund, respectively. As a result, NFSC may be deemed to control the Growth Fund and the Value Fund and Charles Schwab & Co. may be deemed to control the Growth Fund and the Small Cap Fund.

NOTE 7. DISTRIBUTIONS TO SHAREHOLDERS

Growth Fund: On December 28, 2006 the Growth Fund paid an income distribution of $0.0056 per share to shareholders of record on December 27, 2006.

The tax characterization of distributions for the fiscal period ended November 30, 2007 was as follows:

On December 17, 2007, the Growth Fund paid an income distribution of $0.0315 per share or $63,185 and a short-term capital gain distribution of $0.0959 per share or $192,363 to shareholders of record on December 14, 2007.

Value Fund:      On December 28, 2006, the Value Fund paid an income distribution of $0.0116 per share to shareholders of record on December 27, 2006.

The tax characterization of distributions for the fiscal period ended November 30, 2007 was as follows:

cc

On December 17, 2007, the Value Fund paid an income distribution of $0.0558 per share or $22,856 and a short-term capital gain distribution of $0.1973 per share or $80,821 to shareholders of record on December 14, 2007.

As of November 30, 2007, the components of distributable earnings (accumulated losses) on a tax basis were as follows:

The difference between book basis and tax basis unrealized depreciation is attributable primarily to the tax deferral of losses on wash sales for both Funds.

Management Agreement Approval – Small Cap Fund

(Unaudited)

The approval of the Management Agreement (“Agreement”) of the Symons Institutional Small Cap Fund (the “Fund”) with the Adviser was recommended by the Adviser Contract Renewal Committee of the Board (“Committee”) at an in person meeting of the Board held on February 10, 2008.

The Chairman reported that on January 30, 2008, the Committee convened via teleconference to consider whether to recommend that the full Board approve a Management Agreement between the Trust, on behalf of the Fund, and the Adviser. The Committee informed the Board that it met with the President of the Adviser, the Chief Investment Officer of the Adviser and proposed portfolio manager of the Fund among others at the meeting.

The Committee noted that the materials specifically provided to the Committee members included the following information: (i) a draft of the proposed Agreement and expense cap side letter for the Fund, (ii) a letter from the Administrator to the Adviser setting forth, and the Adviser’s response to, a detailed series of questions regarding, among other things, the Adviser’s proposed services to the Fund, (iii) a certification from the Adviser that it had adopted a compliance program that is reasonably designed to prevent violation of federal securities laws by the Fund, (iv) the Adviser’s Form ADV, (v) reports from the Administrator comparing the proposed management fee and expense structure for the Fund to funds in its peer group, Morningstar category of “Small Blend” funds and net assets of $8-$12 million, and (vi) annualized performance information provided by the Adviser regarding its Symons small cap composite, as of September 30, 2007, and comparison of the same to the Russell 2000 Index. After discussing the materials, the Committee then had a discussion with the Adviser’s representative regarding the materials.

The Committee members noted that they had received and evaluated such information as they deemed necessary to make their recommendation that the Board approve the Agreement. They also noted that they had taken into account a number of factors that they believed, in light of the legal advice provided by legal counsel to the Trust and legal counsel to the Independent Trustees, and their own business judgment, to be relevant. They noted that this included information regarding the Adviser that had been provided to the Board throughout the year at regular meetings of the Board, as well as information that was specifically furnished to the Committee in connection with its review of the Fund’s management arrangements. As a result, the Committee noted as follows:

The Nature, Extent and Quality of Services – The Committee reviewed the responses from the Adviser as to the resources to be provided to the Fund, and considered the adequacy of such resources in light of the expected growth in the level of Fund assets, and whether the resources are sufficient to sustain positive performance, compliance and other needs. The Committee noted that the Adviser proposed two experienced portfolio managers for the Fund. The Committee then reviewed the biographical information provided for the two proposed portfolio managers and determined that each appeared to have adequate experience to manage the Fund. The Committee noted that the Adviser would also make available its Vice President of Trading, its Chief Compliance Officer, as well as its President and Chief Executive Officer, to provide various services to the Fund. The Committee then discussed the proposed management style for the Fund with the Adviser. Based on the responses from the Adviser and its discussions with the representatives, the Committee determined that the Adviser’s resources appear adequate.

The Committee noted that the Adviser manages other accounts using the same strategy proposed for the Fund, and sought assurances from the Adviser that, to the extent these accounts are not invested in the Fund, trades would be allocated fairly among the Fund and these other accounts. The Adviser’s representatives assured the Committee that trades would be effected in compliance with the Adviser’s trade allocation policy. The Committee then asked the Trust’s CCO to summarize and make a recommendation as to the Adviser’s compliance policies and procedures, which he did.

Fund Performance – The Committee then discussed the performance information provided by the Adviser for its small cap composite. The Adviser reported that the composite, which is comprised of small cap core separate accounts totaling approximately $7 million in assets, returned 10.07% for the year ended 12/31/07, compared to -1.56% for Russell 2000; and that the composite had returned 17.82% since inception (10/1/06) through 12/31/07, compared to 5.72% for the Russell 2000. The Adviser informed the Committee that the composite had outperformed its benchmark primarily due to stock selection, low weighting to underperforming financial stocks, and defensive cash position during a sharp decrease in the small cap market. The Adviser also noted that stock buy-backs initiated by certain of its portfolio companies increased value as well.

Fee Rates and Profitability – The Committee then compared the proposed management fee for the Fund to those charged by the Adviser to its separate accounts comprising the small cap composite. It noted that, at 1.10%, the proposed management fee was slightly higher than the 1.00% maximum charged to the separate accounts. The Committee then reviewed the reports provided by the Administrator comparing the Fund to its peer group, and noted that the Fund’s management fee was slightly higher than the peer group average of 0.78%, but lower than the peer group maximum of 1.25%. It noted that the Administrator also reported that, based on the Adviser’s agreement to cap the Fund’s expenses at 1.59% subject to the usual exclusions, the Fund’s net expenses would be the same as the peer group average of 1.59% and significantly lower than the maximum of 2.25%.

The Committee then questioned the Adviser’s representative about its anticipated profitability from managing the Fund. The Adviser reported that it does not expect to realize any profits from managing the Fund in its initial two fiscal years due to its agreement to cap the Fund’s expenses. The Committee noted that the Adviser does not propose to enter into soft dollar arrangements, would not receive any 12b-1 fees from the Fund, and would not use any affiliated broker-dealers to execute the Fund’s portfolio transactions.

Economies of Scale – In determining the reasonableness of the advisory fee, the Committee also considered whether economies of scale will be realized as the Fund grows larger, and the extent to which this is reflected in the sub-advisory fee. The Committee noted that no fee breakpoints were proposed with respect to the Fund’s management fee, but determined that as a new fund, a review of possible economies of scale was not appropriate at the time.

The Committee then asked the Adviser’s representatives to discuss their ideas for growing the Fund’s assets. The representatives informed the Committee that the Adviser plans to include its prior performance from the small cap composite in the Fund’s initial prospectus, to the extent permitted by SEC Staff guidance in this area. They noted that they believe the Fund should be better able to attract investors with such performance. The Committee reviewed the foregoing with the Board, indicating that its members had determined that the Fund’s advisory fees (after waiver and reimbursement by the Fund’s Adviser) were reasonable, and that its members were unanimously recommending that the Board approve the Fund’s Management Agreement. After reviewing and discussing the materials and the Committee’s recommendation, the Board, including all of the Trustees who are not “interested persons” (within the meaning of the 1940 Act) of the Trust or the Adviser, determined that the Management Agreement was reasonable. As a result of their considerations, the Trustees, including the Independent Trustees, unanimously determined that approval of the Agreement between the Trust and the Adviser is in the best interests of the Fund and its shareholders and voted to approve the Agreement for a one year term.

PROXY VOTING

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities and information regarding how the Funds voted those proxies during the most recent twelve month period ended June 30, is available without charge upon request by (1) calling the Funds at (877) 679-6667 and (2) from Fund documents filed with the Securities and Exchange Commission (“SEC”) on the SEC’s website at www.sec.gov.

TRUSTEES

Stephen A. Little, Chairman

Gary E. Hippenstiel

Daniel J. Condon

Ronald C. Tritschler

Nancy V. Kelly

Kenneth G.Y. Grant

OFFICERS

Anthony J. Ghoston, President

John Swhear, Senior Vice-President

William J. Murphy, Interim Treasurer & Chief Financial Officer

Heather A. Bonds, Secretary

Lynn Wood, Chief Compliance Officer

INVESTMENT ADVISER

Symons Capital Management, Inc.

650 Washington Road, Suite 800

Pittsburgh, PA 15228

DISTRIBUTOR

Unified Financial Securities, Inc.

2960 North Meridian Street, Suite 300

Indianapolis, IN 46208

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Cohen Fund Audit Services, Ltd.

800 Westpoint Parkway, Suite 1100

Westlake, OH 44145

LEGAL COUNSEL

Thompson Coburn LLP

One US Bank Plaza

St. Louis, MO 63101

LEGAL COUNSEL TO THE INDEPENDENT TRUSTEES

Thompson Hine, LLP

312 Walnut Street, 14th Floor

Cincinnati, OH 45202

CUSTODIAN

Huntington National Bank

41 South Street

Columbus, OH 43125

ADMINISTRATOR, TRANSFER AGENT AND FUND ACCOUNTANT

Unified Fund Services, Inc.

2960 North Meridian Street, Suite 300

Indianapolis, IN 46208

This report is intended only for the information of shareholders or those who have received the Fund’s prospectus which contains information about the Fund’s management fee and expenses. Please read the prospectus carefully before investing.

Distributed by Unified Financial Securities, Inc.

Member FINRA/SIPC

Item 2. Code of Ethics.	NOT APPLICABLE – disclosed with annual report

Item 3. Audit Committee Financial Expert. NOT APPLICABLE- disclosed with annual report

Item 4. Principal Accountant Fees and Services. NOT APPLICABLE – disclosed with annual report

Item 5. Audit Committee of Listed Companies. NOT APPLICABLE – applies to listed companies only

Item 6. Schedule of Investments. NOT APPLICABLE – schedule filed with Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies. NOT APPLICABLE – applies to closed-end funds only

Item 8. Portfolio Managers of Closed-End Investment Companies. NOT APPLICABLE – applies to closed-end funds only

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers. NOT APPLICABLE – applies to closed-end funds only

Item 10. Submission of Matters to a Vote of Security Holders.

The registrant has not adopted procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls and Procedures.

(a)       Based on an evaluation of the registrant’s disclosure controls and procedures as of May 5, 2008, the disclosure controls and procedures are reasonably designed to ensure that the information required in filings on Forms N-CSR is recorded, processed, summarized, and reported on a timely basis.

(b)       There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1)	Not Applicable – filed with annual report

(a)(2)	Certifications by the registrant's principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes- Oxley Act of 2002 and required by Rule 30a-2under the
Investment Company Act of 1940 are filed herewith.

(a)(3)	Not Applicable – there were no written solicitations to purchase securities under Rule 23c-1 during the period

(b)	Certification pursuant to 18 U.S.C. Section 1350, as adopted pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 is filed herewith

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Unified Series Trust

By

*Anthony Ghoston

Anthony Ghoston, President

Date	08/08/08

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By

*Anthony Ghoston

Anthony Ghoston, President

Date	08/08/08

By

*William J. Murphy

William J. Murphy, Interim Treasurer

Date	8/8/2008